DoubleLine Total Return Bond Fund

Schedule of Investments

December 31, 2023 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 4.4%
3,596,243	AASET Ltd., Series 2018-1A-B	5.44	% (a)(b)	01/16/2038	973,456
11,231,597	AASET Ltd., Series 2020-1A-A	3.35	% (a)	01/16/2040	10,091,073
26,635,000	Affirm Asset Securitization Trust, Series 2023-B-A	6.82	% (a)	09/15/2028	27,050,826
12,950,000	Aligned Data Centers Issuer LLC, Series 2021-1A-A2	1.94	% (a)	08/15/2046	11,621,962
11,550,000	Aligned Data Centers Issuer LLC, Series 2021-1A-B	2.48	% (a)	08/15/2046	10,118,285
702,722	Aqua Finance Trust, Series 2017-A-A	3.72	% (a)	11/15/2035	698,837
21,123,750	Bojangles Issuer LLC, Series 2020-1A-A2	3.83	% (a)	10/20/2050	19,803,822
1,970,304	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	1,904,309
9,700,000	Cajun Global LLC, Series 2021-1-A2	3.93	% (a)	11/20/2051	8,643,640
12,607,725	CAL Funding Ltd., Series 2020-1A-A	2.22	% (a)	09/25/2045	11,371,756
19,309,624	Carbon Level Mitigation Trust, Series 2021-3-CERT	1.92	% (a)(c)	09/08/2051	12,102,963
9,429,420	Castlelake Aircraft Structured Trust, Series 2017-1R-A	2.74	% (a)	08/15/2041	8,708,597
5,004,375	CLI Funding LLC, Series 2020-1A-A	2.08	% (a)	09/18/2045	4,477,220
29,640,493	CLMTE, Series 2022-3	0.23	% (a)	11/21/2052	19,908,333
11,963,325	Coinstar Funding LLC, Series 2017-1A-A2	5.22	% (a)	04/25/2047	10,469,835
2,073,063	Commonbond Student Loan Trust, Series 2016-A-A1	3.32	% (a)	05/25/2040	1,976,190
2,113,129	Credit Suisse ABS Trust, Series 2020-AT1-A	2.61	% (a)	10/15/2026	2,103,195
18,200,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A-A2	4.30	% (a)	04/20/2048	16,665,456
39,300,000	DataBank Issuer, Series 2021-1A-A2	2.06	% (a)	02/27/2051	35,603,741
31,000,000	DataBank Issuer, Series 2021-2A-A2	2.40	% (a)	10/25/2051	27,610,863
3,350,000	DataBank Issuer, Series 2021-2A-B	2.79	% (a)	10/25/2051	2,867,898
28,175,000	DB Master Finance LLC, Series 2021-1A-A23	2.79	% (a)	11/20/2051	23,322,270
6,000,000	Diamond Issuer, Series 2021-1A-B	2.70	% (a)	11/20/2051	5,102,951
16,112,207	Dividend Solar Loans LLC, Series 2019-1-A	3.67	% (a)	08/22/2039	14,252,873
27,979,966	ECAF Ltd., Series 2015-1A-A2	4.95	% (a)	06/15/2040	18,275,842
1,352,161	Falcon Aerospace Ltd., Series 2017-1-A	4.58	% (a)	02/15/2042	1,329,848
685,623	Foundation Finance Trust, Series 2019-1A-A	3.86	% (a)	11/15/2034	679,933
9,614,556	GAIA Aviation Ltd., Series 2019-1-A	3.97	% (a)(d)	12/15/2044	8,777,820
21,250,924	Global SC Finance SRL, Series 2020-1A-A	2.17	% (a)	10/17/2040	19,576,791
1,968,336	HERO Funding Trust, Series 2016-3A-A2	3.91	% (a)	09/20/2042	1,822,158
5,212,688	HERO Funding Trust, Series 2016-4A-A2	4.29	% (a)	09/20/2047	4,871,162
12,727,564	Horizon Aircraft Finance Ltd., Series 2019-1-A	3.72	% (a)	07/15/2039	11,281,242
36,955,000	Jack in the Box Funding LLC, Series 2019-1A-A23	4.97	% (a)	08/25/2049	34,569,510
4,565,500	Jersey Mike's Funding, Series 2019-1A-A2	4.43	% (a)	02/15/2050	4,337,138
20,554,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85	% (a)	07/30/2047	19,606,847
8,071,781	JOL Air Ltd., Series 2019-1-A	3.97	% (a)	04/15/2044	7,453,805
52,271,927	Labrador Aviation Finance Ltd., Series 2016-1A-A1	4.30	% (a)	01/15/2042	49,115,173
1,470,398	Loanpal Solar Loan Ltd., Series 2021-1GS-B	2.84	% (a)	01/20/2048	1,084,086
11,077,914	Lunar Aircraft Ltd., Series 2020-1A-A	3.38	% (a)	02/15/2045	9,854,735
1,063,565	Lunar Structured Aircraft Portfolio Notes, Series 2021-1-B	3.43	% (a)	10/15/2046	918,029
32,764,800	ME Funding LLC, Series 2019-1-A2	6.45	% (a)	07/30/2049	32,513,887

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,108,834	Mosaic Solar Loan Trust, Series 2017-2A-A	3.82	% (a)	06/22/2043	11,233,692
7,247,607	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	6,724,099
9,503,269	Mosaic Solar Loan Trust, Series 2018-2GS-A	4.20	% (a)	02/22/2044	8,786,447
1,556,990	Mosaic Solar Loan Trust, Series 2019-1A-A	4.37	% (a)	12/21/2043	1,454,066
23,000,000	Navient Private Education Loan Trust, Series 2017-A-B	3.91	% (a)	12/16/2058	22,160,700
11,000,000	Navient Private Education Loan Trust, Series 2018-BA-B	4.13	% (a)	12/15/2059	10,198,597
11,171,875	Navigator Aircraft Ltd., Series 2021-1-B	3.57	% (a)(d)	11/15/2046	9,274,019
14,381,250	Neighborly Issuer LLC, Series 2021-1A-A2	3.58	% (a)	04/30/2051	12,534,928
11,103,176	Pagaya AI Debt Trust, Series 2023-5-A	7.18	% (a)	04/15/2031	11,136,947
15,258,657	Pagaya AI Debt Trust, Series 2023-6-A	7.13	% (a)	06/16/2031	15,293,126
32,355,864	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	28,656,715
12,529,125	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	11,990,645
26,115,761	Project Silver, Series 2019-1-A	3.97	% (a)	07/15/2044	22,182,649
22,824,250	Purewest Funding LLC, Series 2021-1-A1	4.09	% (a)	12/22/2036	21,932,707
13,196,990	Raptor Aircraft Finance LLC, Series 2019-1-A	4.21	% (a)	08/23/2044	10,851,106
32,601,671	Regional Ltd., Series 2021-1A-A	5.75%		04/15/2041	29,849,895
6,766,259	Renew, Series 2017-2A-A	3.22	% (a)	09/22/2053	6,061,871
26,637,489	Research-Driven Pagaya Motor Asset Trust, Series 2021-2A-A	2.65	% (a)	03/25/2030	24,254,097
33,601,878	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	29,512,362
8,382,669	Sapphire Aviation Finance Ltd., Series 2020-1A-B	4.34	% (a)(b)	03/15/2040	6,172,143
17,705,625	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	16,438,373
3,943,277	ServiceMaster Funding LLC, Series 2020-1-A2II	3.34	% (a)	01/30/2051	3,232,759
18,194,141	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	15,797,081
1,762,642	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-C	1.95	% (a)	09/20/2038	1,638,206
2,115,171	Sierra Timeshare Receivables Funding LLC, Series 2021-2A-D	3.23	% (a)	09/20/2038	1,949,905
4,547,760	SLM Private Credit Student Loan Trust, Series 2006-A-A5, Series 2006-A-A5 (Secured Overnight Financing Rate 3 Month + 0.55%)	5.94%		06/15/2039	4,381,625
3,495,360	SLM Private Credit Student Loan Trust, Series 2006-B-A5, Series 2006-B-A5 (Secured Overnight Financing Rate 3 Month + 0.53%)	5.92%		12/15/2039	3,360,200
27,437,084	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	26,464,384
500,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(b)(e)	08/15/2030	5,310,327
7,124,164	SoFi Alternative Trust, Series 2021-1-PT2	9.72	% (a)(c)	05/25/2030	7,044,010
30,562,384	SoFi Alternative Trust, Series 2021-3-A	1.50	% (a)	11/15/2030	29,365,653
950,000	SoFi Alternative Trust, Series 2021-3-R1	0.00	% (a)(b)(e)	11/15/2030	12,997,283
16,059,844	SoFi Professional Loan Program LLC, Series 2017-E-B	3.49	% (a)	11/26/2040	15,467,387
13,000,000	SoFi Professional Loan Program LLC, Series 2017-E-C	4.16	% (a)	11/26/2040	12,030,827
12,800,000	SoFi Professional Loan Program LLC, Series 2018-A-B	3.61	% (a)	02/25/2042	11,687,478
18,000,000	SoFi Professional Loan Program Trust, Series 2018-B-BFX	3.83	% (a)	08/25/2047	16,563,805
19,661,289	Sprite Ltd., Series 2021-1-A	3.75	% (a)	11/15/2046	18,072,087
5,750,000	Stack Infrastructure Issuer LLC, Series 2020-1A-A2	1.89	% (a)	08/25/2045	5,327,700
14,610,517	START Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	13,305,886
3,014,224	Stonepeak, Series 2021-1A-A	2.68	% (a)	02/28/2033	2,782,910
5,794,898	Stonepeak, Series 2021-1A-B	3.82	% (a)	02/28/2033	5,097,221
35,133,334	Sunbird Engine Finance LLC, Series 2020-1A-A	3.67	% (a)	02/15/2045	30,496,437
12,371,758	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	11,711,564
11,479,400	Sunnova Helios Issuer LLC, Series 2019-AA-A	3.75	% (a)	06/20/2046	10,489,237

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,358,790	Sunnova Helios Issuer LLC, Series 2021-C-B	2.33	% (a)	10/20/2048	10,425,004
28,719,430	Sunnova Helios Sol Issuer LLC, Series 2020-2A-A	2.73	% (a)	11/01/2055	23,389,422
7,417,875	Taco Bell Funding LLC, Series 2021-1A-A23	2.54	% (a)	08/25/2051	6,024,306
5,207,250	Taco Bell Funding LLC, Series 2021-1A-A2I	1.95	% (a)	08/25/2051	4,680,948
13,175,000	TAL Advantage LLC, Series 2020-1A-A	2.05	% (a)	09/20/2045	11,974,342
2,799,688	TAL Advantage LLC, Series 2020-1A-B	3.29	% (a)	09/20/2045	2,550,436
8,168,141	Textainer Marine Containers Ltd., Series 2020-1A-A	2.73	% (a)	08/21/2045	7,631,824
2,399,331	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34	% (a)	09/20/2045	2,184,304
1,288,542	Upgrade Master Credit Pass-Thru Trust, Series 2021-PT1-A	29.01	% (a)(c)	08/15/2027	1,083,989
2,816,063	Upgrade Master Pass-Thru Trust, Series 2021-PT1-A	15.35	% (a)(c)	04/15/2027	2,509,428
2,948,925	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.46	% (a)(c)	07/15/2027	2,730,226
1,862,312	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	11.22	% (a)(c)	08/15/2027	1,555,135
5,179,474	Upgrade Master Pass-Thru Trust, Series 2021-PT5-A	16.45	% (a)(c)	10/15/2027	4,317,615
3,520,011	Upstart Pass-Through Trust, Series 2020-ST5-A	3.00	% (a)	12/20/2026	3,455,629
2,975,666	Upstart Pass-Through Trust, Series 2021-ST1-A	2.75	% (a)	02/20/2027	2,920,787
1,164,523	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	1,150,587
6,514,839	Upstart Securitization Trust, Series 2021-3-B	1.66	% (a)	07/20/2031	6,425,739
7,500,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	7,018,196
32,425,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	28,238,514
54,400,000	Vault DI Issuer LLC, Series 2021-1A-A2	2.80	% (a)	07/15/2046	47,696,897
16,520,232	Vivint Solar Financing LLC, Series 2018-1A-A	4.73	% (a)	04/30/2048	15,464,113
15,481,091	VR Funding LLC, Series 2020-1A-A	2.79	% (a)	11/15/2050	13,874,265
6,257,392	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10	% (a)(c)	01/14/2026	6,058,382
18,900,000	Wendy's Funding LLC, Series 2019-1A-A2II	4.08	% (a)	06/15/2049	17,590,506
42,355,177	Willis Engine Structured Trust, Series 2020-A-A	3.23	% (a)	03/15/2045	37,941,852
10,342,500	Wingstop Funding LLC, Series 2020-1A-A2	2.84	% (a)	12/05/2050	9,336,204
6,001,311	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61	% (a)	10/15/2038	5,371,156

Total Asset Backed Obligations (Cost $1,524,507,824)					1,378,391,319

Collateralized Loan Obligations - 3.2%
8,500,000	37 Capital, Series 2023-2A-B (Secured Overnight Financing Rate 3 Month + 2.75%, 2.75% Floor)	8.12	% (a)	01/15/2034	8,527,876
2,000,000	Anchorage Capital Ltd., Series 2014-3RA-B (Secured Overnight Financing Rate 3 Month + 1.76%)	7.15	% (a)	01/28/2031	2,002,421
3,000,000	Apidos, Series 2013-12A-CR (Secured Overnight Financing Rate 3 Month + 2.06%)	7.46	% (a)	04/15/2031	2,982,629
2,000,000	ARES Ltd., Series 2017-44A-A3R1 (Secured Overnight Financing Rate 3 Month + 1.91%, 1.65% Floor)	7.31	% (a)	04/15/2034	1,984,023
3,000,000	Battalion Ltd., Series 2017-11A-BR (Secured Overnight Financing Rate 3 Month + 1.98%, 1.72% Floor)	7.38	% (a)	04/24/2034	2,960,715
1,000,000	Battalion Ltd., Series 2021-19A-B (Secured Overnight Financing Rate 3 Month + 1.86%, 1.60% Floor)	7.26	% (a)	04/15/2034	988,545
5,000,000	BlueMountain Ltd., Series 2018-2A-B (Secured Overnight Financing Rate 3 Month + 1.96%, 1.70% Floor)	7.34	% (a)	08/15/2031	4,997,513
2,500,000	Canyon Capital Ltd., Series 2021-2A-B1 (Secured Overnight Financing Rate 3 Month + 2.01%, 2.01% Floor)	7.41	% (a)	04/15/2034	2,494,332
16,500,000	Capital Four Ltd., Series 2021-1A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	01/18/2035	16,447,964

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
18,000,000	Capital Four Ltd., Series 2022-1A-BR (Secured Overnight Financing Rate 3 Month + 2.65%, 2.65% Floor)	8.45	% (a)	01/20/2037	18,000,000
18,500,000	Carlyle Global Market Strategies Ltd., Series 2022-2A-A2 (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.42	% (a)	04/20/2035	18,457,781
10,000,000	Cathedral Lake Ltd., Series 2021-8A-A1 (Secured Overnight Financing Rate 3 Month + 1.48%, 1.22% Floor)	6.89	% (a)	01/20/2035	9,995,976
11,000,000	CBAM Ltd., Series 2017-2A-BR (Secured Overnight Financing Rate 3 Month + 2.11%, 1.85% Floor)	7.51	% (a)	07/17/2034	10,923,063
11,500,000	CIFC Funding Ltd., Series 2022-3A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.41	% (a)	04/21/2035	11,510,489
3,500,000	Dryden Ltd., Series 2017-53A-B (Secured Overnight Financing Rate 3 Month + 1.66%)	7.06	% (a)	01/15/2031	3,487,182
9,000,000	Empower Ltd., Series 2023-3A-B (Secured Overnight Financing Rate 3 Month + 2.55%, 2.55% Floor)	7.89	% (a)	01/20/2037	9,023,260
13,000,000	Franklin Park Place LLC, Series 2022-1A-A (Secured Overnight Financing Rate 3 Month + 1.40%, 1.40% Floor)	6.79	% (a)	04/14/2035	12,984,625
5,800,000	Generate Ltd., Series 3A-B2R (Secured Overnight Financing Rate 3 Month + 2.60%, 2.60% Floor)	0.00	% (a)	10/20/2036	5,800,000
24,965,963	Greywolf Ltd., Series 2018-1A-A1 (Secured Overnight Financing Rate 3 Month + 1.29%)	0.00	% (a)	04/26/2031	24,972,349
2,156,730	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (Secured Overnight Financing Rate 3 Month + 5.26%)	10.65	% (a)(b)	04/28/2025	494,317
13,000,000	Halsey Point Ltd., Series 2019-1A-B1 (Secured Overnight Financing Rate 3 Month + 2.46%, 2.20% Floor)	7.88	% (a)	01/20/2033	13,020,981
25,823,506	Harbourview LLC, Series 7RA-A1 (Secured Overnight Financing Rate 3 Month + 1.39%, 1.13% Floor)	6.79	% (a)	07/18/2031	25,824,864
20,000,000	Harvest Ltd., Series 2023-1A-B (Secured Overnight Financing Rate + 2.60%, 2.60% Floor)	0.00	% (a)	01/15/2037	20,000,000
6,000,000	Jamestown Ltd., Series 2018-11A-A2 (Secured Overnight Financing Rate 3 Month + 1.96%)	7.36	% (a)	07/14/2031	6,006,064
46,932,695	Jamestown Ltd., Series 2018-6RA-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.79	% (a)	04/25/2030	46,949,168
5,000,000	Jamestown Ltd., Series 2018-6RA-A2A (Secured Overnight Financing Rate 3 Month + 2.04%, 1.78% Floor)	7.42	% (a)	04/25/2030	5,010,038
4,500,000	Jamestown Ltd., Series 2019-1A-A2 (Secured Overnight Financing Rate 3 Month + 2.41%, 2.15% Floor)	7.83	% (a)	04/20/2032	4,510,862
15,000,000	LCM LP, Series 17A-A2RR (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	10/15/2031	14,843,610
12,500,000	Marble Point Ltd., Series 2020-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	10/15/2034	12,465,804
55,000,000	Marble Point Ltd., Series 2021-2A-A (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.84	% (a)	07/25/2034	54,881,073
50,000,000	Marble Point Ltd., Series 2021-4A-A1 (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.88	% (a)	01/22/2035	49,853,520
20,000,000	Marble Point Ltd., Series 2022-2A-A1R (Secured Overnight Financing Rate 3 Month + 1.93%, 1.93% Floor)	7.28	% (a)	10/20/2036	20,002,966
11,400,000	Marble Point Ltd., Series 2022-2A-BR (Secured Overnight Financing Rate 3 Month + 2.85%, 2.85% Floor)	8.20	% (a)	10/20/2036	11,457,800
48,733,107	MidOcean Credit, Series 2018-9A-A1 (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.83	% (a)	07/20/2031	48,755,022
44,132,439	MKS Ltd., Series 2017-1A-AR (Secured Overnight Financing Rate 3 Month + 1.26%, 1.00% Floor)	6.68	% (a)	07/20/2030	44,095,853

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
43,403,193	MKS Ltd., Series 2017-2A-A (Secured Overnight Financing Rate 3 Month + 1.45%, 1.19% Floor)	6.87	% (a)	01/20/2031	43,414,383
30,488,582	MP Ltd., Series 2013-1A-AR (Secured Overnight Financing Rate 3 Month + 1.51%)	6.93	% (a)	10/20/2030	30,523,985
28,769,590	Nassau Ltd., Series 2018-IA-A (Secured Overnight Financing Rate 3 Month + 1.41%)	6.81	% (a)	07/15/2031	28,764,604
10,150,000	Ocean Trails, Series 2020-10A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.46	% (a)	10/15/2034	10,079,271
1,500,000	Octagon Investment Partners Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 1.85%, 1.85% Floor)	7.24	% (a)	04/15/2035	1,483,829
47,125,060	OFSI Fund Ltd., Series 2018-1A-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	07/15/2031	47,159,268
7,400,000	Park Blue Ltd., Series 2023-4A-B (Secured Overnight Financing Rate 3 Month + 2.70%, 2.70% Floor)	8.03	% (a)	01/25/2037	7,423,792
9,500,000	Prudential PLC, Series 2022-6RA-BR (Secured Overnight Financing Rate 3 Month + 2.75%, 2.75% Floor)	8.10	% (a)	01/20/2037	9,547,500
2,500,000	Regatta Funding Ltd., Series 2018-1A-B (Secured Overnight Financing Rate 3 Month + 1.91%)	7.31	% (a)	07/17/2031	2,505,531
25,000,000	Sound Point Ltd., Series 2013-3RA-A (Secured Overnight Financing Rate 3 Month + 1.41%, 1.15% Floor)	6.81	% (a)	04/18/2031	24,995,968
18,000,000	Sound Point Ltd., Series 2018-2A-C (Secured Overnight Financing Rate 3 Month + 2.21%)	7.59	% (a)	07/26/2031	17,583,453
28,000,000	Sound Point Ltd., Series 2018-3A-A1A (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.82	% (a)	10/26/2031	27,990,718
7,025,000	Sound Point Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 1.96%, 1.70% Floor)	7.38	% (a)	01/20/2032	6,960,758
25,250,000	Sound Point Ltd., Series 2020-2A-AR (Secured Overnight Financing Rate 3 Month + 1.44%, 1.18% Floor)	6.82	% (a)	10/25/2034	25,173,576
31,442,161	Steele Creek Ltd., Series 2016-1A-AR (Secured Overnight Financing Rate 3 Month + 1.38%, 1.12% Floor)	6.77	% (a)	06/15/2031	31,432,696
10,000,000	Steele Creek Ltd., Series 2019-1A-BR (Secured Overnight Financing Rate 3 Month + 2.06%, 1.80% Floor)	7.46	% (a)	04/15/2032	9,941,438
4,000,000	THL Credit Wind River Ltd., Series 2013-2A-CR (Secured Overnight Financing Rate 3 Month + 2.26%)	7.66	% (a)	10/18/2030	3,956,620
15,557,014	THL Credit Wind River Ltd., Series 2014-2A-AR (Secured Overnight Financing Rate 3 Month + 1.40%, 1.14% Floor)	6.80	% (a)	01/15/2031	15,557,654
20,000,000	Trimaran CAVU LLC, Series 2021-3A-A (Secured Overnight Financing Rate 3 Month + 1.47%, 1.21% Floor)	6.87	% (a)	01/18/2035	19,935,746
15,000,000	Unity-Peace Park Ltd., Series 2022-1A-B (Secured Overnight Financing Rate 3 Month + 2.00%, 2.00% Floor)	7.42	% (a)	04/20/2035	14,988,234
59,384,309	Vibrant Ltd., Series 2018-10A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.88	% (a)	10/20/2031	59,401,667
10,000,000	Voya Ltd., Series 2021-2A-B (Secured Overnight Financing Rate 3 Month + 1.86%, 1.60% Floor)	7.28	% (a)	10/20/2034	9,970,200
25,000,000	Wellfleet Ltd., Series 2018-2A-A1 (Secured Overnight Financing Rate 3 Month + 1.46%, 1.20% Floor)	6.88	% (a)	10/20/2031	25,029,813

Total Collateralized Loan Obligations (Cost $1,019,929,026)					1,020,533,389

Non-Agency Commercial Mortgage Backed Obligations - 7.1%
7,949,000	20 Times Square Trust, Series 2018-20TS-F	3.10	% (a)(c)	05/15/2035	5,907,353
5,856,000	20 Times Square Trust, Series 2018-20TS-G	3.10	% (a)(c)	05/15/2035	4,132,260
2,010,000	ACRE Commercial Mortgage Ltd., Series 2021-FL4-B (Secured Overnight Financing Rate 1 Month + 1.51%, 1.40% Floor)	6.87	% (a)	12/18/2037	1,960,514

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,551,000	Alen Mortgage Trust, Series 2021-ACEN-E (Secured Overnight Financing Rate 1 Month + 4.11%, 4.00% Floor)	9.48	% (a)	04/15/2034	5,277,980
21,947,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3-XB	0.49	% (a)(c)(f)	10/15/2054	693,547
6,300,000	Arbor Realty Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.98	% (a)	12/15/2035	6,150,690
10,001,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-A (Secured Overnight Financing Rate 1 Month + 1.25%, 0.95% Floor)	6.61	% (a)	06/15/2035	9,900,646
35,435,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-D	3.18	% (a)(c)	01/15/2032	19,944,884
7,505,000	BAMLL Commercial Mortgage Securities Trust, Series 2020-BOC-E	3.18	% (a)(c)	01/15/2032	3,843,731
43,617,675	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-XA	0.74	% (c)(f)	09/15/2048	417,186
2,121,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10-C	4.82	% (c)	07/15/2049	1,844,703
3,554,000	BANK, Series 2017-BNK4-C	4.37	% (c)	05/15/2050	2,743,213
31,973,893	BANK, Series 2017-BNK4-XA	1.34	% (c)(f)	05/15/2050	1,077,747
4,916,000	BANK, Series 2017-BNK5-B	3.90	% (c)	06/15/2060	4,405,610
1,960,000	BANK, Series 2017-BNK5-C	4.19	% (c)	06/15/2060	1,632,886
72,352,630	BANK, Series 2017-BNK5-XA	0.94	% (c)(f)	06/15/2060	1,800,908
143,626,266	BANK, Series 2018-BN10-XA	0.69	% (c)(f)	02/15/2061	3,320,783
90,407,037	BANK, Series 2019-BN16-XA	0.94	% (c)(f)	02/15/2052	3,457,165
43,097,000	BANK, Series 2019-BN19-AS	3.45%		08/15/2061	36,709,171
1,099,000	BANK, Series 2019-BN20-AS	3.24	% (c)	09/15/2062	920,959
5,000,000	BANK, Series 2019-BN21-C	3.52	% (c)	10/17/2052	3,399,428
62,007,000	BANK, Series 2020-BN30-XB	0.72	% (c)(f)	12/15/2053	2,511,240
112,743,000	BANK, Series 2021-BN35-XB	0.59	% (c)(f)	06/15/2064	4,261,843
173,721,030	Barclays Commercial Mortgage Trust, Series 2019-C4-XA	1.55	% (c)(f)	08/15/2052	10,771,694
73,090,663	Barclays Commercial Mortgage Trust, Series 2019-C5-XA	0.87	% (c)(f)	11/15/2052	2,375,293
45,454,000	BBCMS Mortgage Trust, Series 2018-CBM-A (Secured Overnight Financing Rate 1 Month + 1.30%, 1.25% Floor)	6.66	% (a)	07/15/2037	44,739,495
15,385,000	BBCMS Mortgage Trust, Series 2018-CBM-E (Secured Overnight Financing Rate 1 Month + 3.85%, 3.55% Floor)	9.21	% (a)	07/15/2037	14,096,565
5,775,000	BBCMS Mortgage Trust, Series 2018-TALL-F (Secured Overnight Financing Rate 1 Month + 3.43%, 3.39% Floor)	8.79	% (a)	03/15/2037	2,789,656
11,799,000	BBCMS Mortgage Trust, Series 2020-C6-F5TB	3.69	% (a)(c)	02/15/2053	8,166,838
12,497,250	BBCMS Mortgage Trust, Series 2020-C6-F5TC	3.69	% (a)(c)	02/15/2053	8,285,317
93,274,034	BBCMS Mortgage Trust, Series 2020-C6-XA	1.04	% (c)(f)	02/15/2053	4,284,617
34,040,000	BBCMS Mortgage Trust, Series 2021-C11-XB	0.96	% (c)(f)	09/15/2054	2,128,194
135,441,365	BBCMS Mortgage Trust, Series 2021-C9-XA	1.61	% (c)(f)	02/15/2054	11,064,788
68,467,000	BBCMS Mortgage Trust, Series 2021-C9-XB	0.99	% (c)(f)	02/15/2054	3,918,640
35,336,431	Benchmark Mortgage Trust, Series 2018-B7-XA	0.41	% (c)(f)	05/15/2053	518,272
27,670,797	Benchmark Mortgage Trust, Series 2018-B8-XA	0.62	% (c)(f)	01/15/2052	649,522
77,064,194	Benchmark Mortgage Trust, Series 2019-B9-XA	1.02	% (c)(f)	03/15/2052	2,988,364
74,887,390	Benchmark Mortgage Trust, Series 2020-B16-XA	1.04	% (c)(f)	02/15/2053	3,172,754
75,174,946	Benchmark Mortgage Trust, Series 2020-B17-XA	1.41	% (c)(f)	03/15/2053	3,804,920
13,462,000	Benchmark Mortgage Trust, Series 2020-B18-AGND	3.74	% (a)	07/15/2053	12,318,324
2,432,000	Benchmark Mortgage Trust, Series 2020-B18-AGNE	3.76	% (a)	07/15/2053	2,187,101
89,127,234	Benchmark Mortgage Trust, Series 2020-B18-XA	1.78	% (c)(f)	07/15/2053	5,805,810

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
237,338,430	Benchmark Mortgage Trust, Series 2020-B19-XA	1.77	% (c)(f)	09/15/2053	15,670,982
70,718,071	Benchmark Mortgage Trust, Series 2020-B22-XA	1.51	% (c)(f)	01/15/2054	5,619,371
275,367,278	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (c)(f)	09/15/2043	6,181,995
232,378,598	Benchmark Mortgage Trust, Series 2021-B24-XA	1.15	% (c)(f)	03/15/2054	12,404,021
120,912,972	Benchmark Mortgage Trust, Series 2021-B28-XA	1.27	% (c)(f)	08/15/2054	7,970,619
59,609,000	Benchmark Mortgage Trust, Series 2021-B28-XB	0.95	% (c)(f)	08/15/2054	3,599,317
66,420,000	Benchmark Mortgage Trust, Series 2021-B29-XB	0.70	% (c)(f)	09/15/2054	2,943,675
363,785,230	Benchmark Mortgage Trust, Series 2021-B30-XA	0.81	% (c)(f)	11/15/2054	17,502,508
30,009,000	BF Mortgage Trust, Series 2019-NYT-D (Secured Overnight Financing Rate 1 Month + 2.05%, 2.00% Floor)	7.66	% (a)	12/15/2035	20,256,834
14,537,000	BHMS Mortgage Trust, Series 2018-ATLS-A (Secured Overnight Financing Rate 1 Month + 1.55%, 1.50% Floor)	6.91	% (a)	07/15/2035	14,435,369
598,840	Braemar Hotels & Resorts Trust, Series 2018-PRME-A (Secured Overnight Financing Rate 1 Month + 0.99%, 0.95% Floor)	6.35	% (a)	06/15/2035	596,161
9,858,246	BSPRT Issuer Ltd., Series 2021-FL6-A (Secured Overnight Financing Rate 1 Month + 1.21%, 1.10% Floor)	6.58	% (a)	03/15/2036	9,701,273
5,160,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (Secured Overnight Financing Rate 1 Month + 2.95%, 2.90% Floor)	8.31	% (a)	04/15/2034	5,059,196
55,807,000	BX Commercial Mortgage Trust, Series 2021-VOLT-E (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.48	% (a)	09/15/2036	53,477,515
3,745,000	BX Commercial Mortgage Trust, Series 2021-VOLT-F (Secured Overnight Financing Rate 1 Month + 2.51%, 2.40% Floor)	7.88	% (a)	09/15/2036	3,578,335
3,926,071	BX Commercial Mortgage Trust, Series 2021-XL2-E (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor)	7.32	% (a)	10/15/2038	3,824,800
173,184,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(c)	12/09/2041	147,208,582
326,679,000	BX Trust, Series 2019-OC11-XB	0.18	% (a)(c)(f)	12/09/2041	3,576,874
3,450,000	BX Trust, Series 2021-VIEW-F (Secured Overnight Financing Rate 1 Month + 4.04%, 3.93% Floor)	9.41	% (a)	06/15/2036	3,089,705
63,151,860	California Housing Finance, Series 2021-2-X	0.82	% (c)	03/25/2035	3,140,542
70,327,675	CD Commercial Mortgage Trust, Series 2017-CD4-XA	1.22	% (c)(f)	05/10/2050	2,156,268
5,723,000	CD Commercial Mortgage Trust, Series 2017-CD6-B	3.91	% (c)	11/13/2050	4,743,057
5,175,000	CD Commercial Mortgage Trust, Series 2017-CD6-C	4.23	% (c)	11/13/2050	3,945,510
42,283,000	CD Commercial Mortgage Trust, Series 2017-CD6-XA	0.87	% (c)(f)	11/13/2050	995,634
7,155,000	CFCRE Commercial Mortgage Trust, Series 2016-C4-C	4.84	% (c)	05/10/2058	6,438,692
74,223,909	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.60	% (c)(f)	05/10/2058	1,949,305
5,000,000	CFCRE Commercial Mortgage Trust, Series 2016-C6-C	4.18	% (c)	11/10/2049	4,155,946
5,275,000	CHCP Ltd., Series 2021-FL1-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.12	% (a)	02/15/2038	5,170,755
30,228,359	Citigroup Commercial Mortgage Trust, Series 2014-GC19-XA	0.90	% (c)(f)	03/11/2047	1,783
63,117,361	Citigroup Commercial Mortgage Trust, Series 2014-GC21-XA	1.11	% (c)(f)	05/10/2047	4,361
156,273,715	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.94	% (c)(f)	10/10/2047	490,074
9,978,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-C	4.42	% (c)	02/10/2048	9,234,191
3,685,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(c)	02/10/2048	3,090,688
162,152,582	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.30	% (c)(f)	02/10/2048	1,470,108
14,310,000	Citigroup Commercial Mortgage Trust, Series 2015-GC33-C	4.57	% (c)	09/10/2058	10,860,514
152,607,835	Citigroup Commercial Mortgage Trust, Series 2015-GC33-XA	0.87	% (c)(f)	09/10/2058	1,767,031
94,431,560	Citigroup Commercial Mortgage Trust, Series 2016-C1-XA	1.82	% (c)(f)	05/10/2049	3,099,537
190,608,186	Citigroup Commercial Mortgage Trust, Series 2016-GC36-XA	1.21	% (c)(f)	02/10/2049	3,703,593
32,645,762	Citigroup Commercial Mortgage Trust, Series 2016-GC37-XA	1.65	% (c)(f)	04/10/2049	875,961

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
89,212,289	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.65	% (c)(f)	04/15/2049	2,091,573
51,845,740	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (c)(f)	07/10/2049	1,811,552
84,455,533	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (c)(f)	10/10/2049	2,366,402
220,082,880	Citigroup Commercial Mortgage Trust, Series 2017-B1-XA	0.73	% (c)(f)	08/15/2050	4,767,699
37,482,972	Citigroup Commercial Mortgage Trust, Series 2017-P7-XA	1.08	% (c)(f)	04/14/2050	1,021,344
3,625,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-D	3.31	% (a)(c)	11/10/2042	2,846,736
7,800,000	Citigroup Commercial Mortgage Trust, Series 2020-420K-E	3.31	% (a)(c)	11/10/2042	5,676,698
23,804,000	Citigroup Commercial Mortgage Trust, Series 2020-555-E	3.50	% (a)(c)	12/10/2041	18,060,131
4,175,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(c)	12/10/2041	3,068,411
2,853,000	Citigroup Commercial Mortgage Trust, Series 2020-GC46-B	3.15	% (c)	02/15/2053	2,157,231
31,798	CLNC Ltd., Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.72	% (a)	08/20/2035	31,783
32,731,000	CLNC Ltd., Series 2019-FL1-AS (Secured Overnight Financing Rate 1 Month + 1.66%, 1.55% Floor)	7.02	% (a)	08/20/2035	31,884,609
29,797,989	CLNC Ltd., Series 2019-FL1-B (Secured Overnight Financing Rate 1 Month + 2.01%, 1.90% Floor)	7.37	% (a)	08/20/2035	28,819,393
10,585,000	COMM Mortgage Trust, Series 2014-LC17-AM	4.19	% (c)	10/10/2047	10,295,545
4,400,000	COMM Mortgage Trust, Series 2015-PC1-A5	3.90%		07/10/2050	4,278,748
729,844	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	0.88	% (c)(f)	10/15/2045	39
39,671,859	Commercial Mortgage Pass-Through Trust, Series 2013-CR12-XA	0.72	% (c)(f)	10/10/2046	2,091
843,000	Commercial Mortgage Pass-Through Trust, Series 2013-CR13-C	4.99	% (c)	11/10/2046	766,123
4,345,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-C	4.91	% (c)	04/10/2047	3,655,365
7,635,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR19-C	4.63	% (c)	08/10/2047	7,063,245
25,400,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR20-C	4.45	% (c)	11/10/2047	22,331,015
85,018,034	Commercial Mortgage Pass-Through Trust, Series 2014-UBS3-XA	1.04	% (c)(f)	06/10/2047	17,939
833,000	Commercial Mortgage Pass-Through Trust, Series 2015-3BP-F	3.24	% (a)(c)	02/10/2035	704,038
145,991,382	Commercial Mortgage Pass-Through Trust, Series 2015-CR22-XA	0.81	% (c)(f)	03/10/2048	902,183
5,360,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR23-C	4.29	% (c)	05/10/2048	4,824,710
73,340,277	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	0.89	% (c)(f)	10/10/2048	797,517
17,822,000	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-C	4.30	% (c)	02/10/2048	14,204,916
240,297,937	Commercial Mortgage Pass-Through Trust, Series 2015-DC1-XA	0.97	% (c)(f)	02/10/2048	1,494,942
1,403,000	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-C	4.66	% (c)	02/10/2049	1,274,585
5,524,000	Commercial Mortgage Pass-Through Trust, Series 2017-PANW-E	3.81	% (a)(c)	10/10/2029	4,447,961
18,570,000	Commercial Mortgage Pass-Through Trust, Series 2018-HCLV-A (Secured Overnight Financing Rate 1 Month + 1.30%, 1.00% Floor)	6.66	% (a)	09/15/2033	16,777,440
16,496,958	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-E (Secured Overnight Financing Rate 1 Month + 2.20%, 2.15% Floor)	7.56	% (a)	05/15/2036	16,385,225
4,606,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-C	4.25	% (c)	04/15/2050	3,580,906
13,360,000	CSAIL Commercial Mortgage Trust, Series 2015-C2-AS	3.85	% (c)	06/15/2057	12,750,439
9,205,000	CSAIL Commercial Mortgage Trust, Series 2015-C3-B	4.10	% (c)	08/15/2048	8,107,249
2,299,000	CSAIL Commercial Mortgage Trust, Series 2015-C4-C	4.56	% (c)	11/15/2048	2,095,754
271,101,817	CSAIL Commercial Mortgage Trust, Series 2015-C4-XA	0.80	% (c)(f)	11/15/2048	2,872,730
9,425,000	CSAIL Commercial Mortgage Trust, Series 2016-C5-C	4.64	% (c)	11/15/2048	8,677,471
35,218,244	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (c)(f)	01/15/2049	1,092,759
11,020,000	CSAIL Commercial Mortgage Trust, Series 2016-C7-B	4.33	% (c)	11/15/2049	9,887,535
129,307,751	CSAIL Commercial Mortgage Trust, Series 2017-C8-XA	1.09	% (c)(f)	06/15/2050	3,670,995
4,399,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-B	3.89	% (c)	11/15/2050	3,771,385

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,356,000	CSAIL Commercial Mortgage Trust, Series 2017-CX10-C	4.17	% (c)	11/15/2050	2,392,219
77,236,626	CSAIL Commercial Mortgage Trust, Series 2017-CX10-XA	0.75	% (c)(f)	11/15/2050	1,620,926
1,677,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.90	% (c)	11/15/2051	1,339,081
15,894,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	13,344,844
25,384,128	CSAIL Commercial Mortgage Trust, Series 2019-C17-XA	1.32	% (c)(f)	09/15/2052	1,348,577
7,924,000	CSAIL Commercial Mortgage Trust, Series 2019-C18-B	3.59%		12/15/2052	6,552,061
224,784,325	CSAIL Commercial Mortgage Trust, Series 2019-C18-XA	1.01	% (c)(f)	12/15/2052	9,425,297
195,777,211	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.10	% (c)(f)	03/15/2053	9,809,124
81,465,000	CSAIL Commercial Mortgage Trust, Series 2020-C19-XB	0.08	% (c)(f)	03/15/2053	418,144
147,561,481	CSMC Trust, Series 2014-USA-X1	0.54	% (a)(c)(f)	09/15/2037	872,192
3,799,000	CSMC Trust, Series 2017-CALI-E	3.78	% (a)(c)	11/10/2032	1,059,130
6,050,000	CSMC Trust, Series 2017-CALI-F	3.78	% (a)(c)	11/10/2032	1,066,679
4,847,000	CSMC Trust, Series 2017-TIME-A	3.65	% (a)	11/13/2039	4,202,600
31,749,291	CSMC Trust, Series 2020-NET-A	2.26	% (a)	08/15/2037	29,399,022
3,894,000	CSMC Trust, Series 2020-NET-B	2.82	% (a)	08/15/2037	3,594,899
140,127,424	CSMC Trust, Series 2020-NET-X	1.26	% (a)(c)(f)	08/15/2037	2,197,983
878,416	CSWF Trust, Series 2018-TOP-G (Secured Overnight Financing Rate 1 Month + 3.50%, 3.45% Floor)	8.86	% (a)	08/15/2035	828,176
5,903,500	CSWF Trust, Series 2021-B33-A1	3.05	% (a)	10/10/2043	5,069,444
23,397,500	CSWF Trust, Series 2021-B33-A2	3.17	% (a)	10/10/2043	17,833,806
4,887,333	CSWF Trust, Series 2021-B33-B	3.64	% (a)(c)	10/10/2043	3,552,433
109,000,000	CSWF Trust, Series 2021-B33-X	0.50	% (a)(c)(f)	10/10/2043	3,148,062
7,447,000	DBGS Mortgage Trust, Series 2018-5BP-D (Secured Overnight Financing Rate 1 Month + 1.60%, 1.35% Floor)	6.96	% (a)	06/15/2033	5,779,958
5,161,000	DBJPM Mortgage Trust, Series 2016-C1-B	4.20	% (c)	05/10/2049	4,616,295
103,072,345	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (c)(f)	05/10/2049	2,263,067
59,587,386	DBJPM Mortgage Trust, Series 2020-C9-XA	1.70	% (c)(f)	09/15/2053	3,368,725
5,750,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(c)	05/10/2041	3,644,807
11,475,000	DOLP Trust, Series 2021-NYC-F	3.70	% (a)(c)	05/10/2041	5,739,163
6,520,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96	% (a)(c)	12/10/2036	6,191,047
1,218,872	FS Rialto, Series 2019-FL1-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67	% (a)	12/16/2036	1,205,428
18,410,000	GPMT Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.46%, 1.35% Floor)	6.82	% (a)	12/15/2036	17,597,511
38,881,000	Great Wolf Trust, Series 2019-WOLF-E (Secured Overnight Financing Rate 1 Month + 2.85%, 2.73% Floor)	8.41	% (a)	12/15/2036	38,427,892
27,536,000	Great Wolf Trust, Series 2019-WOLF-F (Secured Overnight Financing Rate 1 Month + 3.25%, 3.13% Floor)	8.81	% (a)	12/15/2036	27,062,596
25,725,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (Secured Overnight Financing Rate 1 Month + 1.71%, 1.60% Floor)	7.08	% (a)	09/15/2037	25,437,317
14,873,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-C (Secured Overnight Financing Rate 1 Month + 2.11%, 2.00% Floor)	7.48	% (a)	09/15/2037	14,663,320
6,250,000	Greystone Commercial Real Estate Notes, Series 2021-FL3-B (Secured Overnight Financing Rate 1 Month + 1.76%, 1.65% Floor)	7.13	% (a)	07/15/2039	5,965,319
3,443,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	4.90	% (a)(c)	03/10/2033	3,152,905
6,834,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	4.90	% (a)(c)	03/10/2033	6,140,679

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,287,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	4.90	% (a)(c)	03/10/2033	8,173,413
8,990,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90	% (a)(c)	03/10/2033	7,694,788
11,236,750	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90	% (a)(c)	03/10/2033	9,405,271
12,875,000	GS Mortgage Securities Corporation Trust, Series 2018-LUAU-A (Secured Overnight Financing Rate 1 Month + 1.30%, 1.25% Floor)	6.66	% (a)	11/15/2032	12,750,011
15,571,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-A (Secured Overnight Financing Rate 1 Month + 1.20%, 0.90% Floor)	6.56	% (a)	07/15/2031	12,982,693
3,897,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-D (Secured Overnight Financing Rate 1 Month + 1.90%, 1.60% Floor)	7.26	% (a)	07/15/2031	1,792,718
11,950,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (Secured Overnight Financing Rate 1 Month + 2.40%, 2.10% Floor)	7.76	% (a)	07/15/2031	4,362,050
11,242,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (Secured Overnight Financing Rate 1 Month + 3.10%, 2.80% Floor)	8.46	% (a)	07/15/2031	2,685,730
4,648,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (Secured Overnight Financing Rate 1 Month + 4.22%, 3.93% Floor)	9.58	% (a)	07/15/2031	341,751
7,561,000	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-D	3.25	% (a)(c)	02/10/2037	6,830,587
6,760,500	GS Mortgage Securities Corporation Trust, Series 2020-UPTN-F	3.25	% (a)(c)	02/10/2037	5,993,912
56,900,000	GS Mortgage Securities Corporation Trust, Series 2021-1HTL-A (Secured Overnight Financing Rate 1 Month + 3.59%, 3.48% Floor)	8.95	% (a)	10/09/2024	56,435,753
3,280,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-E (Secured Overnight Financing Rate 1 Month + 3.46%, 3.35% Floor)	8.83	% (a)	11/15/2036	3,079,002
16,787,000	GS Mortgage Securities Corporation Trust, Series 2021-ARDN-G (Secured Overnight Financing Rate 1 Month + 5.11%, 5.00% Floor)	10.48	% (a)	11/15/2036	15,660,072
4,000,000	GS Mortgage Securities Trust, Series 2015-GC28-C	4.31	% (c)	02/10/2048	3,748,678
192,389,421	GS Mortgage Securities Trust, Series 2015-GC28-XA	0.96	% (c)(f)	02/10/2048	1,119,476
190,940,317	GS Mortgage Securities Trust, Series 2015-GC32-XA	0.68	% (c)(f)	07/10/2048	1,579,707
142,631,160	GS Mortgage Securities Trust, Series 2015-GC34-XA	1.19	% (c)(f)	10/10/2048	2,326,557
63,617,820	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.75	% (c)(f)	11/10/2048	715,949
39,649,047	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (c)(f)	05/10/2049	1,167,708
254,756,623	GS Mortgage Securities Trust, Series 2016-GS3-XA	1.19	% (c)(f)	10/10/2049	6,203,731
47,640,926	GS Mortgage Securities Trust, Series 2016-GS4-XA	0.56	% (c)(f)	11/10/2049	605,006
179,850,275	GS Mortgage Securities Trust, Series 2017-GS7-XA	1.08	% (c)(f)	08/10/2050	5,273,570
98,700,000	GS Mortgage Securities Trust, Series 2017-GS7-XB	0.33	% (c)(f)	08/10/2050	1,086,904
193,697,631	GS Mortgage Securities Trust, Series 2018-GS9-XA	0.42	% (c)(f)	03/10/2051	2,811,599
52,197,072	GS Mortgage Securities Trust, Series 2019-GC38-XA	0.93	% (c)(f)	02/10/2052	2,221,560
15,277,845	GS Mortgage Securities Trust, Series 2019-GC39-XA	1.11	% (c)(f)	05/10/2052	633,626
179,677,497	GS Mortgage Securities Trust, Series 2020-GC45-XA	0.66	% (c)(f)	02/13/2053	5,150,204
55,515,596	GS Mortgage Securities Trust, Series 2020-GSA2-XA	1.71	% (a)(c)(f)	12/12/2053	4,591,373
5,692,000	Hilton USA Trust, Series 2016-SFP-A	2.83	% (a)	11/05/2035	4,574,250
6,392,000	IMT Trust, Series 2017-APTS-AFX	3.48	% (a)	06/15/2034	6,288,613
3,206,007	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18-X	2.07	% (c)(f)	06/12/2047	294
642,473	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20-X1	0.00	% (a)(c)(f)	02/12/2051	1
5,515,582	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11-AS	3.22%		04/15/2046	5,085,712

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,535,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20-B	4.40	% (c)	07/15/2047	8,845,349
48,723,906	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.88	% (c)(f)	01/15/2049	661,778
9,343,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-MINN-E (Secured Overnight Financing Rate 1 Month + 2.80%, 3.50% Floor)	8.16	% (a)	11/15/2035	7,828,360
5,831,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.36	% (a)(c)	07/05/2033	3,951,237
6,097,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.36	% (a)(c)	07/05/2033	3,525,550
7,366,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-ACE-C	3.69	% (a)(c)	01/10/2037	6,886,879
40,424,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97	% (a)	01/16/2037	17,605,465
1,900,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC-E (Secured Overnight Financing Rate 1 Month + 2.56%, 2.45% Floor)	7.93	% (a)	04/15/2038	1,841,837
34,279,830	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.48	% (c)(f)	02/15/2047	1,299
4,787,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-C	4.62	% (c)	08/15/2047	4,114,966
149,301,506	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.80	% (c)(f)	11/15/2047	557,507
153,634,324	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	0.92	% (c)(f)	01/15/2048	673,333
13,992,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-C	4.30	% (c)	02/15/2048	10,799,659
10,425,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.80	% (a)(c)	02/15/2048	6,443,396
10,663,088	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-C	4.13	% (c)	10/15/2048	9,840,557
28,358,810	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-XA	0.91	% (c)(f)	10/15/2048	202,578
27,724,360	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.54	% (c)(f)	05/15/2048	152,559
119,235,328	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.42	% (c)(f)	07/15/2048	611,868
17,628,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (c)	11/15/2048	9,254,741
53,664,531	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-XA	1.10	% (c)(f)	11/15/2048	559,345
7,394,000	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-C	4.70	% (c)	03/17/2049	6,645,855
17,019,008	JPMBB Commercial Mortgage Securities Trust, Series 2016-C1-XA	1.16	% (c)(f)	03/17/2049	316,319
1,725,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5-C	3.75	% (c)	03/15/2050	1,296,595
88,838,439	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5-XA	1.47	% (c)(f)	06/13/2052	4,759,724
103,983,223	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.48	% (c)(f)	06/15/2049	2,631,347
136,339,069	JPMDB Commercial Mortgage Securities Trust, Series 2017-C5-XA	0.87	% (c)(f)	03/15/2050	2,729,931
179,059,893	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7-XA	0.83	% (c)(f)	10/15/2050	4,218,526
1,844,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8-C	4.76	% (c)	06/15/2051	1,479,353
13,604,000	JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6-AS	3.41	% (c)	11/13/2052	11,171,753
1,435,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-B	3.29	% (c)	05/13/2053	905,849

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
278,100,803	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7-XA	1.64	% (c)(f)	05/13/2053	16,898,934
13,713,000	LCCM Trust, Series 2021-FL3-A (Secured Overnight Financing Rate 1 Month + 1.56%, 1.56% Floor)	6.93	% (a)	11/15/2038	13,559,935
6,555,558	LoanCore Issuer Ltd., Series 2019-CRE2-B (Secured Overnight Financing Rate 1 Month + 1.81%, 1.70% Floor)	7.18	% (a)	05/15/2036	6,482,005
1,360,000	LSTAR Commercial Mortgage Trust, Series 2015-3-D	3.13	% (a)(c)	04/20/2048	1,263,772
15,401,889	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.82	% (a)(c)(f)	03/10/2050	254,718
24,060,464	M360 Ltd., Series 2021-CRE3-A (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.97	% (a)	11/22/2038	23,808,045
7,162,000	M360 Ltd., Series 2021-CRE3-B (Secured Overnight Financing Rate 1 Month + 2.36%, 2.25% Floor)	7.72	% (a)	11/22/2038	7,063,931
5,731,000	Manhattan West Mortgage Trust, Series 2020-1MW-C	2.33	% (a)(c)	09/10/2039	4,941,934
6,070,865	Med Trust, Series 2021-MDLN-A (Secured Overnight Financing Rate 1 Month + 1.06%, 0.95% Floor)	6.43	% (a)	11/15/2038	5,959,795
16,653,078	Med Trust, Series 2021-MDLN-G (Secured Overnight Financing Rate 1 Month + 5.36%, 5.25% Floor)	10.73	% (a)	11/15/2038	15,997,749
2,051,093	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-A (Secured Overnight Financing Rate 1 Month + 0.96%, 0.96% Floor)	6.33	% (a)	07/15/2036	2,027,778
10,000,000	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5-AS (Secured Overnight Financing Rate 1 Month + 1.31%, 1.31% Floor)	6.68	% (a)	07/15/2036	9,819,480
12,625,000	MFT Trust, Series 2020-ABC-A	3.36	% (a)	02/10/2042	8,560,285
5,326,000	MFT Trust, Series 2020-ABC-B	3.48	% (a)(c)	02/10/2042	3,319,080
3,892,912	MHC Commercial Mortgage Trust, Series 2021-MHC-A (Secured Overnight Financing Rate 1 Month + 0.92%, 0.80% Floor)	6.28	% (a)	04/15/2038	3,855,064
10,651,252	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-CKSV-CK	4.16	% (a)(c)	10/15/2030	5,914,321
13,450,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (c)	10/15/2047	12,823,787
6,693,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	6,204,393
5,457,500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-C	4.45	% (c)	02/15/2048	5,024,645
162,235,681	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.23	% (c)(f)	02/15/2048	987,285
14,422,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.49	% (c)	12/15/2047	12,825,417
128,926,815	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28-XA	1.15	% (c)(f)	01/15/2049	2,186,663
7,564,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31-C	4.26	% (c)	11/15/2049	5,907,656
39,222,324	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-XA	1.25	% (c)(f)	05/15/2050	1,160,165
15,656,612	Morgan Stanley Capital Trust, Series 2006-HQ10-X1	0.40	% (a)(c)(f)	11/12/2041	186,544
7,137,000	Morgan Stanley Capital Trust, Series 2015-UBS8-B	4.32	% (c)	12/15/2048	5,996,811
22,974,910	Morgan Stanley Capital Trust, Series 2015-UBS8-XA	0.83	% (c)(f)	12/15/2048	270,176
138,717,832	Morgan Stanley Capital Trust, Series 2017-H1-XA	1.32	% (c)(f)	06/15/2050	3,860,711
4,661,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.32	% (c)	12/15/2050	4,069,954
8,000,000	Morgan Stanley Capital Trust, Series 2018-MP-E	4.28	% (a)(c)	07/11/2040	4,840,057
5,305,000	Morgan Stanley Capital Trust, Series 2019-H7-AS	3.52%		07/15/2052	4,756,427

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
76,995,998	Morgan Stanley Capital Trust, Series 2019-L2-XA	1.00	% (c)(f)	03/15/2052	3,069,538
3,845,000	Morgan Stanley Capital Trust, Series 2019-L3-AS	3.49%		11/15/2052	3,354,902
152,371,762	Morgan Stanley Capital Trust, Series 2019-L3-XA	0.61	% (c)(f)	11/15/2052	4,274,363
3,355,000	Morgan Stanley Capital Trust, Series 2019-NUGS-D (Secured Overnight Financing Rate 1 Month + 1.91%, 3.30% Floor)	7.28	% (a)	12/15/2036	1,242,077
1,315,000	Morgan Stanley Capital Trust, Series 2019-PLND-B (Secured Overnight Financing Rate 1 Month + 1.41%, 1.30% Floor)	6.78	% (a)	05/15/2036	1,142,040
6,002,000	Morgan Stanley Capital Trust, Series 2019-PLND-E (Secured Overnight Financing Rate 1 Month + 2.26%, 2.15% Floor)	7.63	% (a)	05/15/2036	4,180,685
2,200,000	Morgan Stanley Capital Trust, Series 2020-HR8-B	2.70%		07/15/2053	1,663,905
24,004,000	Morgan Stanley Capital Trust, Series 2020-L4-B	3.08%		02/15/2053	18,592,692
285,767,380	Morgan Stanley Capital Trust, Series 2020-L4-XA	1.07	% (c)(f)	02/15/2053	15,084,603
4,353,603	Morgan Stanley Capital Trust, Series 2021-ILP-A (Secured Overnight Financing Rate 1 Month + 0.89%, 0.78% Floor)	6.25	% (a)	11/09/2024	4,270,890
17,326,703	Morgan Stanley Capital Trust, Series 2021-ILP-D (Secured Overnight Financing Rate 1 Month + 1.69%, 1.58% Floor)	7.05	% (a)	11/09/2024	16,813,874
10,779,000	Morgan Stanley Capital Trust, Series 2021-L6-C	3.46	% (c)	06/15/2054	7,411,668
7,794,000	MRCD Mortgage Trust, Series 2019-PARK-F	2.72	% (a)	12/15/2036	4,389,583
32,926,000	MRCD Mortgage Trust, Series 2019-PARK-G	2.72	% (a)	12/15/2036	17,549,568
2,258,309	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-A (Prime Rate)	8.50	% (a)	06/15/2035	2,088,003
13,188,800	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-D	3.75	% (a)	12/15/2038	11,067,655
7,067,421	OPG Trust, Series 2021-PORT-D (Secured Overnight Financing Rate 1 Month + 1.25%, 1.13% Floor)	6.61	% (a)	10/15/2036	6,864,925
37,079,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	26,414,931
4,185,894	SMR Mortgage Trust, Series 2022-IND-G (Secured Overnight Financing Rate 1 Month + 7.50%, 7.50% Floor)	12.86	% (a)	02/15/2039	3,510,195
2,985,000	Soho Trust, Series 2021-SOHO-B	2.70	% (a)(c)	08/10/2038	1,855,663
47,000,000	SREIT Trust, Series 2021-IND-G (Secured Overnight Financing Rate 1 Month + 3.38%, 3.27% Floor)	8.74	% (a)	10/15/2038	44,216,369
5,071,373	SREIT Trust, Series 2021-MFP-E (Secured Overnight Financing Rate 1 Month + 2.14%, 2.03% Floor)	7.50	% (a)	11/15/2038	4,963,760
14,157,948	TRTX Issuer Ltd., Series 2021-FL4-A (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.68	% (a)	03/15/2038	14,011,782
8,000,000	UBS Commercial Mortgage Trust, Series 2017-C1-C	4.44%		06/15/2050	6,660,932
82,102,434	UBS Commercial Mortgage Trust, Series 2017-C1-XA	1.52	% (c)(f)	06/15/2050	3,218,259
1,124,000	UBS Commercial Mortgage Trust, Series 2017-C2-C	4.30	% (c)	08/15/2050	918,546
6,857,000	UBS Commercial Mortgage Trust, Series 2017-C3-B	4.09	% (c)	08/15/2050	5,927,694
10,358,678	UBS Commercial Mortgage Trust, Series 2017-C3-XA	1.11	% (c)(f)	08/15/2050	274,676
3,561,000	UBS Commercial Mortgage Trust, Series 2017-C4-B	4.24	% (c)	10/15/2050	3,199,381
2,886,000	UBS Commercial Mortgage Trust, Series 2017-C6-C	4.62	% (c)	12/15/2050	2,361,212
1,500,000	UBS Commercial Mortgage Trust, Series 2018-C9-C	4.95	% (c)	03/15/2051	934,112
37,919,426	UBS Commercial Mortgage Trust, Series 2018-C9-XA	0.91	% (c)(f)	03/15/2051	1,204,131
8,350,000	UBS Commercial Mortgage Trust, Series 2019-C17-AS	3.20%		10/15/2052	7,109,595
14,858,000	UBS Commercial Mortgage Trust, Series 2019-C18-AS	3.38	% (c)	12/15/2052	12,354,619
9,705,000	UBS Commercial Mortgage Trust, Series 2019-C18-B	3.68	% (c)	12/15/2052	7,716,742
4,300,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-A5	3.82%		08/15/2050	4,241,877
4,346,710	Wells Fargo Commercial Mortgage Trust, Series 2014-LC18-B	3.96%		12/15/2047	4,104,279

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,460,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-C	4.07	% (c)	02/15/2048	10,544,754
325,213,560	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-XA	1.18	% (c)(f)	02/15/2048	2,801,357
3,187,500	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	2,561,136
176,739,924	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-XA	0.83	% (c)(f)	02/15/2048	1,053,458
9,701,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.59	% (c)	11/15/2048	8,580,479
117,260,566	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.95	% (c)(f)	11/15/2048	1,515,534
213,371,060	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-XA	1.28	% (c)(f)	04/15/2050	2,204,635
3,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-C	4.54	% (c)	09/15/2058	2,761,352
8,438,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-C	4.27	% (c)	07/15/2058	7,462,394
82,186,623	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.92	% (c)(f)	12/15/2048	1,159,941
10,085,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C32-C	4.73	% (c)	01/15/2059	9,086,535
4,250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-B	4.09%		06/15/2049	3,779,043
5,888,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C34-C	5.06	% (c)	06/15/2049	4,736,021
5,890,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24-C	4.43	% (c)	10/15/2049	4,942,019
98,231,246	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.59	% (c)(f)	11/15/2049	2,907,389
184,244,312	Wells Fargo Commercial Mortgage Trust, Series 2017-C39-XA	1.09	% (c)(f)	09/15/2050	5,321,786
8,014,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.49	% (c)	11/15/2050	6,116,040
1,904,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-C	4.30	% (c)	12/15/2050	1,512,581
48,427,333	Wells Fargo Commercial Mortgage Trust, Series 2017-C42-XA	0.86	% (c)(f)	12/15/2050	1,338,861
1,758,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	1,561,731
140,469,887	Wells Fargo Commercial Mortgage Trust, Series 2018-C43-XA	0.59	% (c)(f)	03/15/2051	2,895,913
60,794,762	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-XA	1.41	% (c)(f)	05/15/2052	3,218,675
3,193,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-B	3.84	% (c)	06/15/2052	2,707,415
47,713,875	Wells Fargo Commercial Mortgage Trust, Series 2019-C51-XA	1.32	% (c)(f)	06/15/2052	2,357,490
24,972,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-AS	3.14%		08/15/2052	21,646,816
76,338,572	Wells Fargo Commercial Mortgage Trust, Series 2019-C52-XA	1.60	% (c)(f)	08/15/2052	4,633,095
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C53-C	3.58	% (c)	10/15/2052	3,851,836
140,818,209	Wells Fargo Commercial Mortgage Trust, Series 2019-C54-XA	0.82	% (c)(f)	12/15/2052	5,266,333
28,088,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-AS	2.94%		02/15/2053	24,266,908
52,886,315	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-XB	0.81	% (c)(f)	02/15/2053	2,145,333
159,402,133	Wells Fargo Commercial Mortgage Trust, Series 2020-C56-XA	1.39	% (c)(f)	06/15/2053	9,164,268
173,123,617	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-XA	1.36	% (c)(f)	11/15/2054	11,644,312
1,780,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-C (Secured Overnight Financing Rate 1 Month + 1.91%, 1.80% Floor)	7.28	% (a)	02/15/2040	1,621,954
580,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-D (Secured Overnight Financing Rate 1 Month + 2.61%, 2.50% Floor)	7.98	% (a)	02/15/2040	522,884
1,460,000	Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE-E (Secured Overnight Financing Rate 1 Month + 3.76%, 3.65% Floor)	9.13	% (a)	02/15/2040	1,298,265
60,478,063	WF-RBS Commercial Mortgage Trust, Series 2014-C19-XA	0.89	% (c)(f)	03/15/2047	19,559
10,000,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-B	4.21	% (c)	08/15/2047	9,081,829
3,147,000	WF-RBS Commercial Mortgage Trust, Series 2014-C21-C	4.23	% (c)	08/15/2047	2,385,429
157,093,595	WF-RBS Commercial Mortgage Trust, Series 2014-C25-XA	0.78	% (c)(f)	11/15/2047	579,770

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,125,142,754)					2,240,264,590

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Non-Agency Residential Collateralized Mortgage Obligations - 26.6%
85,475,363	ABFC Trust, Series 2007-WMC1-A1A (Secured Overnight Financing Rate 1 Month + 1.36%, 1.25% Floor)	6.72%		06/25/2037	60,344,008
12,875,000	Accredited Mortgage Loan Trust, Series 2006-1-M2 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	1.11%		04/25/2036	9,491,431
13,085,000	Accredited Mortgage Loan Trust, Series 2006-2-M2 (Secured Overnight Financing Rate 1 Month + 0.40%, 0.29% Floor)	5.76%		09/25/2036	9,988,377
1,545,718	ACE Securities Corporation Home Equity Loan Trust, Series 2007-ASP1-A2C (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.99%		03/25/2037	632,492
10,379,207	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2B (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		01/25/2037	6,213,116
2,418,599	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2C (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		01/25/2037	1,447,782
2,267,437	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		01/25/2037	1,357,266
71,180,169	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		11/25/2036	22,066,507
3,927,897	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2A (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.54%		11/25/2036	1,607,984
4,246,361	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM1-A2D (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		11/25/2036	1,758,517
2,755,718	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2C (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		02/25/2037	1,165,552
2,415,830	ACE Securities Corporation Home Equity Loan Trust, Series 2007-WM2-A2D (Secured Overnight Financing Rate 1 Month + 0.48%, 0.37% Floor)	5.84%		02/25/2037	1,021,776
2,626,854	Adjustable Rate Mortgage Trust, Series 2004-4-CB1 (Secured Overnight Financing Rate 1 Month + 1.26%, 1.15% Floor, 10.00% Cap)	6.62%		03/25/2035	2,189,706
578,869	Adjustable Rate Mortgage Trust, Series 2005-10-3A31	3.87	% (c)	01/25/2036	534,947
18,347,968	Adjustable Rate Mortgage Trust, Series 2005-11-4A1	4.78	% (c)	02/25/2036	9,830,942
1,365,880	Adjustable Rate Mortgage Trust, Series 2005-4-2A1	5.24	% (c)	08/25/2035	1,295,808
131,489	Adjustable Rate Mortgage Trust, Series 2005-7-3A1	4.71	% (c)	10/25/2035	126,483
3,959,779	Adjustable Rate Mortgage Trust, Series 2005-8-3A21	4.52	% (c)	11/25/2035	2,773,816
10,790,844	Adjustable Rate Mortgage Trust, Series 2006-1-2A1	5.40	% (c)	03/25/2036	5,563,675
6,635,187	Adjustable Rate Mortgage Trust, Series 2006-2-3A1	5.59	% (c)	05/25/2036	5,713,991
9,923,581	Adjustable Rate Mortgage Trust, Series 2006-2-5A1	5.06	% (c)	05/25/2036	2,301,851
5,122,362	Adjustable Rate Mortgage Trust, Series 2007-1-3A1	5.21	% (c)	03/25/2037	4,554,140
857,259	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.80	% (a)(c)	11/25/2037	842,635
191,819	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2003-2-M2 (Secured Overnight Financing Rate 1 Month + 2.66%, 2.55% Floor)	8.02%		11/25/2033	167,475
800,034	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-1-M2 (Secured Overnight Financing Rate 1 Month + 2.14%, 2.03% Floor)	7.50%		04/25/2034	746,865

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
617,792	Aegis Asset Backed Securities Corporation Mortgage Pass-Through Certificates, Series 2004-2-M2 (Secured Overnight Financing Rate 1 Month + 2.06%, 1.95% Floor)	7.42%		06/25/2034	580,786
4,341,581	Aegis Asset Backed Securities Trust, Series 2004-6-M2 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 15.00% Cap)	6.47%		03/25/2035	4,064,433
9,306,473	Aegis Asset Backed Securities Trust, Series 2006-1-A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor, 12.00% Cap)	5.64%		01/25/2037	6,805,406
32,812,045	Ajax Master Trust, Series 2016-1-PC	5.50	% (a)(c)	01/01/2057	25,515,765
34,349,931	Ajax Master Trust, Series 2016-2-PC	3.37	% (a)(b)(c)	10/25/2056	25,086,225
42,731,204	Ajax Master Trust, Series 2017-1-PC	3.62	% (a)(b)(c)	06/25/2057	32,797,520
13,387,133	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(d)	06/25/2060	13,211,621
9,502,540	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(d)	01/25/2026	9,168,007
2,916,347	American Home Mortgage Assets Trust, Series 2006-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		09/25/2046	2,616,953
2,730,205	American Home Mortgage Investment Trust, Series 2005-4-3A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 11.00% Cap)	6.07%		11/25/2045	1,905,905
12,240,198	American Home Mortgage Investment Trust, Series 2005-4-5A	7.55	% (g)	11/25/2045	5,011,571
2,146,383	American Home Mortgage Investment Trust, Series 2006-2-3A4	7.10	% (d)	06/25/2036	329,513
7,248,123	American Home Mortgage Investment Trust, Series 2007-A-13A1	6.60	% (a)(d)	01/25/2037	1,124,361
5,791,033	Ameriquest Mortgage Securities Trust, Series 2004-FR1-M1	3.85	% (d)	05/25/2034	5,650,314
104,684,342	Ameriquest Mortgage Securities Trust, Series 2006-M3-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.65%		10/25/2036	58,408,964
4,807,078	Amortizing Residential Collateral Trust, Series 2002-BC7-M1 (Secured Overnight Financing Rate 1 Month + 1.31%, 1.20% Floor)	6.67%		10/25/2032	3,685,992
41,588,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	38,138,616
30,156,000	AMSR Trust, Series 2020-SFR4-G1	4.00	% (a)	11/17/2037	28,217,174
10,000,000	AMSR Trust, Series 2020-SFR5-F	2.69	% (a)	11/17/2037	9,298,749
6,500,000	AMSR Trust, Series 2021-SFR3-E1	2.33	% (a)	10/17/2038	5,753,901
11,000,000	AMSR Trust, Series 2021-SFR3-E2	2.43	% (a)	10/17/2038	9,702,731
18,500,000	AMSR Trust, Series 2021-SFR3-F	3.23	% (a)	10/17/2038	16,238,369
6,500,000	AMSR Trust, Series 2021-SFR4-D	2.77	% (a)	12/17/2038	5,825,437
10,500,000	AMSR Trust, Series 2021-SFR4-E1	2.97	% (a)	12/17/2038	9,304,950
4,628,748	Angel Oak Mortgage Trust LLC, Series 2019-2-M1	4.07	% (a)(c)	03/25/2049	4,583,873
9,121,000	Angel Oak Mortgage Trust LLC, Series 2021-7-M1	3.26	% (a)(c)	10/25/2066	6,150,705
9,652,851	Argent Securities Trust, Series 2004-W11-M6 (Secured Overnight Financing Rate 1 Month + 1.99%, 1.88% Floor)	7.35%		11/25/2034	8,015,630
11,958,003	Argent Securities Trust, Series 2006-W5-A1A (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		06/25/2036	7,760,257
1,384,755	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2004-HE3-M2 (Secured Overnight Financing Rate 1 Month + 1.79%, 1.68% Floor)	7.15%		06/25/2034	1,360,017
18,424,713	Asset Backed Securities Corporation Home Equity Loan Trust, Series 2006-HE7-A1 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor)	3.95%		11/25/2036	16,577,387
448,192	Banc of America Alternative Loan Trust, Series 2005-10-4A1	5.75%		11/25/2035	314,932
2,196,292	Banc of America Alternative Loan Trust, Series 2005-11-2CB1	6.00%		12/25/2035	1,970,657
1,363,980	Banc of America Alternative Loan Trust, Series 2006-2-1CB1	6.00%		03/25/2036	1,220,450
1,745,030	Banc of America Alternative Loan Trust, Series 2006-2-3CB1	6.50%		03/25/2036	1,533,911

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
467,207	Banc of America Alternative Loan Trust, Series 2006-5-CB14 (Secured Overnight Financing Rate 1 Month + 1.21%, 6.00% Floor, 6.00% Cap)	6.00%		06/25/2046	406,871
1,069,547	Banc of America Alternative Loan Trust, Series 2006-6-CB3	6.00%		07/25/2046	904,301
8,018,356	Banc of America Alternative Loan Trust, Series 2006-7-A4	6.50	% (d)	10/25/2036	2,327,814
1,461,966	Banc of America Alternative Loan Trust, Series 2006-8-1A1 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.03	% (f)(h)	11/25/2036	126,976
521,036	Banc of America Alternative Loan Trust, Series 2006-8-1A2 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		11/25/2036	406,181
2,501,265	Banc of America Alternative Loan Trust, Series 2006-9-1CB1	6.00%		01/25/2037	2,165,747
403,967	Banc of America Alternative Loan Trust, Series 2007-2-2A1	6.00%		06/25/2037	334,202
2,329,745	Banc of America Funding Trust, Series 2006-2-3A1	6.00%		03/25/2036	1,928,983
69,079	Banc of America Funding Trust, Series 2006-2-4A1 (-3 x Secured Overnight Financing Rate 1 Month + 22.46%, 22.80% Cap)	6.39	% (h)	03/25/2036	68,506
83,629	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	80,719
275,719	Banc of America Funding Trust, Series 2006-3-1A1	6.00%		03/25/2036	222,227
207,250	Banc of America Funding Trust, Series 2006-3-6A1	6.38	% (c)	03/25/2036	206,667
1,274,530	Banc of America Funding Trust, Series 2006-6-1A7	6.25%		08/25/2036	1,078,864
485,359	Banc of America Funding Trust, Series 2006-7-T2A5	6.54	% (d)	10/25/2036	416,051
2,287,651	Banc of America Funding Trust, Series 2006-7-T2A8	6.41	% (d)	10/25/2036	1,961,199
572,138	Banc of America Funding Trust, Series 2006-8T2-A8	6.60	% (d)	10/25/2036	490,036
231,820	Banc of America Funding Trust, Series 2006-B-7A1	3.50	% (c)	03/20/2036	194,202
4,046,939	Banc of America Funding Trust, Series 2006-D-6A1	3.45	% (c)	05/20/2036	3,304,500
118,407	Banc of America Funding Trust, Series 2006-H-3A1	4.72	% (c)	09/20/2046	98,255
44,866,907	Banc of America Funding Trust, Series 2006-H-5A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.83%		10/20/2036	15,326,697
475,049	Banc of America Funding Trust, Series 2007-1-TA10	6.34	% (d)	01/25/2037	429,700
633,584	Banc of America Funding Trust, Series 2007-3-TA1B	5.83	% (c)	04/25/2037	535,239
1,134,086	Banc of America Funding Trust, Series 2007-5-1A1	5.50%		07/25/2037	894,423
704,551	Banc of America Funding Trust, Series 2009-R14A-3A (-2 x Secured Overnight Financing Rate 1 Month + 16.30%, 5.50% Floor, 16.57% Cap)	5.50	% (a)(h)	06/26/2035	648,173
1,054,118	Banc of America Funding Trust, Series 2009-R15A-4A2	5.75	% (a)(c)	12/26/2036	890,382
579,996	Banc of America Funding Trust, Series 2010-R1-3A (-2 x Secured Overnight Financing Rate 1 Month + 14.10%, 6.00% Floor, 14.28% Cap)	6.00	% (a)(h)	07/26/2036	549,444
4,818,400	Banc of America Funding Trust, Series 2014-R6-3A2	5.73	% (a)(b)(c)(i)	10/26/2036	4,309,939
11,956,510	Banc of America Funding Trust, Series 2014-R8-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71	% (a)	06/26/2036	9,764,634
19,466,448	Banc of America Funding Trust, Series 2015-R2-4A2 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	2.86	% (a)(b)	09/29/2036	14,491,456
1,015,885	Banc of America Mortgage Trust, Series 2006-1-A9	6.00%		05/25/2036	850,351
155,024	Banc of America Mortgage Trust, Series 2007-1-2A5	5.75%		01/25/2037	127,628
3,278,909	Banc of America Mortgage Trust, Series 2007-3-2A8	7.00%		09/25/2037	2,737,507
5,356,002	BankUnited Trust, Series 2005-1-2A1	4.38	% (c)	09/25/2045	4,700,536
751,798	Bayview Commercial Asset Trust, Series 2007-3-A2 (Secured Overnight Financing Rate 1 Month + 0.55%)	5.91	% (a)	07/25/2037	678,245
2,460,185	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C-2A4 (Secured Overnight Financing Rate 1 Month + 0.53%)	5.89%		11/28/2036	2,088,522

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,550,703	BCAP LLC Trust, Series 2007-AA2-11A (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85	% (a)	05/25/2047	22,191,802
1,985,365	BCAP LLC Trust, Series 2007-AA2-2A7	6.00%		04/25/2037	921,209
2,149,825	BCAP LLC Trust, Series 2007-AA2-2A8	5.75%		04/25/2037	963,913
10,199,074	BCAP LLC Trust, Series 2008-RR3-A1B	6.70	% (a)(c)	10/25/2036	2,828,594
1,449,557	BCAP LLC Trust, Series 2009-RR13-18A2	5.75	% (a)(c)	07/26/2037	708,236
2,565,673	BCAP LLC Trust, Series 2009-RR4-4A2	5.75	% (a)(c)	02/26/2036	1,135,629
6,401,521	BCAP LLC Trust, Series 2010-RR6-7A10	9.21	% (a)(c)	02/26/2037	2,681,813
518,422	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12-13A1	4.80	% (c)	02/25/2036	388,268
2,297,339	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4-4A1	4.49	% (c)	10/25/2046	1,950,348
2,782,177	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-2A1	4.70	% (c)	02/25/2047	2,421,186
747,463	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1-3A1	3.94	% (c)	02/25/2047	706,566
8,963,136	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2-2A1	8.06	% (g)	12/25/2046	7,317,751
199,174	Bear Stearns ALT-A Trust, Series 2004-11-2A3	5.31	% (c)	11/25/2034	197,851
3,496,485	Bear Stearns ALT-A Trust, Series 2006-1-11A1 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 11.50% Cap)	5.95%		02/25/2036	3,094,083
10,105,536	Bear Stearns ALT-A Trust, Series 2006-3-21A1	4.05	% (c)	05/25/2036	7,413,989
3,916,429	Bear Stearns ALT-A Trust, Series 2006-5-1A1 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor, 11.50% Cap)	5.81%		08/25/2036	3,600,886
6,282,479	Bear Stearns ALT-A Trust, Series 2006-6-2A1	4.20	% (c)	11/25/2036	2,812,560
3,098,248	Bear Stearns ALT-A Trust, Series 2006-8-2A1	4.52	% (c)	08/25/2046	2,194,624
5,335,522	Bear Stearns ALT-A Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.50% Cap)	5.79%		01/25/2047	4,352,701
2,432,066	Bear Stearns Asset Backed Securities Trust, Series 2004-AC4-A2	5.50	% (d)	08/25/2034	2,372,046
5,686,128	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-1A	5.75	% (d)	04/25/2035	4,842,168
1,820,468	Bear Stearns Asset Backed Securities Trust, Series 2005-AC2-2A1	5.75	% (d)	04/25/2035	1,696,456
22,744,104	Bear Stearns Asset Backed Securities Trust, Series 2005-AC6-22A	5.15	% (c)	09/25/2035	18,012,284
4,820,553	Bear Stearns Asset Backed Securities Trust, Series 2005-AC7-A4	6.00	% (d)	10/25/2035	3,164,393
6,217,797	Bear Stearns Asset Backed Securities Trust, Series 2006-AC1-1A1	6.25	% (d)	02/25/2036	2,896,953
947,168	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.75	% (d)	12/25/2036	929,568
1,399,590	Bear Stearns Asset Backed Securities Trust, Series 2007-HE2-2A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor)	5.63%		02/25/2037	1,389,837
22,298,934	Bear Stearns Asset Backed Securities Trust, Series 2007-HE4-2A (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		05/25/2037	19,865,242
11,993,770	Bear Stearns Asset Backed Securities Trust, Series 2007-HE6-2A (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor)	6.52%		08/25/2037	10,437,889
998,206	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A2A	6.00%		10/25/2036	431,947
1,319,247	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	562,718
1,330,014	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-23A1	4.80	% (c)	10/25/2036	769,697
6,261,220	Bear Stearns Mortgage Funding Trust, Series 2006-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 10.50% Cap)	5.87%		11/25/2036	5,461,232
2,864,899	Bear Stearns Mortgage Funding Trust, Series 2006-AR4-A2 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 10.50% Cap)	5.83%		12/25/2037	2,674,837
6,258,047	Bear Stearns Mortgage Funding Trust, Series 2007-AR3-22A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 10.50% Cap)	5.79%		04/25/2037	6,182,891
6,080,703	BNC Mortgage Loan Trust, Series 2006-2-A4 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		11/25/2036	5,836,773

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,306,285	BNC Mortgage Loan Trust, Series 2007-1-A4 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor)	5.63%		03/25/2037	5,000,070
5,180,686	BNC Mortgage Loan Trust, Series 2007-4-A4 (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor)	6.97%		11/25/2037	4,192,154
23,908,698	BNPP Mortgage Securities LLC Trust, Series 2009-1-B1	6.00	% (a)	08/27/2037	12,039,940
100,200,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(d)	03/28/2029	94,717,437
12,750,000	CAFL Issuer LLC, Series 2021-RTL1-A2	3.10	% (a)(d)	03/28/2029	11,888,615
4,011,033	Carrington Mortgage Loan Trust, Series 2006-FRE2-A2 (Secured Overnight Financing Rate 1 Month + 0.23%, 0.12% Floor, 12.50% Cap)	5.59%		10/25/2036	3,108,978
19,340,700	Carrington Mortgage Loan Trust, Series 2006-FRE2-A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor, 12.50% Cap)	5.63%		10/25/2036	14,995,504
5,952,921	Carrington Mortgage Loan Trust, Series 2006-FRE2-A4 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor, 12.50% Cap)	5.72%		10/25/2036	4,616,538
4,095,580	Carrington Mortgage Loan Trust, Series 2006-NC3-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 12.50% Cap)	5.62%		08/25/2036	3,903,781
34,311,276	Carrington Mortgage Loan Trust, Series 2006-NC4-A3 (Secured Overnight Financing Rate 1 Month + 0.27%, 0.16% Floor, 12.50% Cap)	5.63%		10/25/2036	33,301,831
23,263,587	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor, 14.50% Cap)	5.62%		01/25/2037	20,024,937
11,736,184	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor, 14.50% Cap)	5.61%		12/25/2036	11,353,045
16,087,409	Cascade MH Asset Trust, Series 2019-MH1-A	4.00	% (a)(c)	11/25/2044	15,468,139
2,750,000	Centex Home Equity Loan Trust, Series 2004-A-AF5	5.43	% (d)	01/25/2034	2,646,973
2,488,045	Chase Mortgage Finance Trust, Series 2005-A1-2A4	4.88	% (c)	12/25/2035	2,346,556
7,040,062	Chase Mortgage Finance Trust, Series 2006-S1-A5	6.50%		05/25/2036	3,293,583
6,649,770	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,764,443
4,630,868	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	1,935,626
13,231,485	Chase Mortgage Finance Trust, Series 2006-S4-A8	6.00%		12/25/2036	5,939,310
2,760,917	Chase Mortgage Finance Trust, Series 2007-A2-6A4	4.74	% (c)	07/25/2037	2,436,190
3,914,433	Chase Mortgage Finance Trust, Series 2007-S1-A7	6.00%		02/25/2037	1,562,010
2,270,425	Chase Mortgage Finance Trust, Series 2007-S3-1A5	6.00%		05/25/2037	1,036,126
1,061,910	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	11
2,181,869	Chase Mortgage Finance Trust, Series 2007-S5-1A18	6.00%		07/25/2037	1,020,660
4,889,399	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F4	4.20	% (d)	08/25/2037	3,829,078
5,085,410	ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates, Series 2007-M1-2F5	4.20	% (d)	08/25/2037	3,982,187
1,176,931	ChaseFlex Trust, Series 2005-1-3A1	6.00%		02/25/2035	975,830
94,959	ChaseFlex Trust, Series 2006-1-A5	6.16	% (c)	06/25/2036	88,177
2,356,791	ChaseFlex Trust, Series 2006-2-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 11.50% Cap)	4.57%		09/25/2036	1,919,154
3,200,206	ChaseFlex Trust, Series 2007-1-1A1	6.50%		02/25/2037	1,118,231
438,026	CHL Mortgage Pass-Through Trust, Series 2003-60-4A1	4.21	% (c)	02/25/2034	427,448
11,696,839	CHL Mortgage Pass-Through Trust, Series 2005-17-2A1	5.50%		09/25/2035	5,472,781

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,453,523	CHL Mortgage Pass-Through Trust, Series 2005-18-A1	5.50%		10/25/2035	1,411,088
1,894,929	CHL Mortgage Pass-Through Trust, Series 2005-20-A5	5.50%		10/25/2035	1,183,221
1,399,950	CHL Mortgage Pass-Through Trust, Series 2005-20-A8	5.25%		10/25/2035	871,170
6,306,948	CHL Mortgage Pass-Through Trust, Series 2005-23-A1	5.50%		11/25/2035	3,522,058
1,329,712	CHL Mortgage Pass-Through Trust, Series 2005-24-A8	5.50%		11/25/2035	752,643
2,131,811	CHL Mortgage Pass-Through Trust, Series 2005-26-1A12	5.50%		11/25/2035	1,338,698
428,027	CHL Mortgage Pass-Through Trust, Series 2005-27-2A1	5.50%		12/25/2035	188,637
787,782	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		01/25/2036	430,348
6,782,778	CHL Mortgage Pass-Through Trust, Series 2005-HYB1-4A1	4.12	% (c)	03/25/2035	6,193,073
244,630	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-1A1	4.49	% (c)	12/20/2035	222,513
6,573,101	CHL Mortgage Pass-Through Trust, Series 2005-HYB8-4A1	4.54	% (c)	12/20/2035	5,761,973
623,217	CHL Mortgage Pass-Through Trust, Series 2005-J3-2A4	4.50%		09/25/2035	541,381
664,050	CHL Mortgage Pass-Through Trust, Series 2005-J4-A5	5.50%		11/25/2035	541,299
4,495,121	CHL Mortgage Pass-Through Trust, Series 2006-14-A5	6.25%		09/25/2036	2,062,482
3,124,493	CHL Mortgage Pass-Through Trust, Series 2006-16-2A1	6.50%		11/25/2036	1,073,277
6,529,178	CHL Mortgage Pass-Through Trust, Series 2006-1-A2	6.00%		03/25/2036	3,595,953
1,353,509	CHL Mortgage Pass-Through Trust, Series 2006-20-1A21	6.00%		02/25/2037	693,113
16,010,913	CHL Mortgage Pass-Through Trust, Series 2006-8-1A3	6.00%		05/25/2036	10,056,845
184,696	CHL Mortgage Pass-Through Trust, Series 2006-J3-A4	5.50%		05/25/2036	180,852
3,834,542	CHL Mortgage Pass-Through Trust, Series 2007-10-A7	6.00%		07/25/2037	1,810,382
13,304,000	CHL Mortgage Pass-Through Trust, Series 2007-11-A1	6.00%		08/25/2037	5,951,247
6,481,626	CHL Mortgage Pass-Through Trust, Series 2007-12-A9	5.75%		08/25/2037	3,469,123
2,826,272	CHL Mortgage Pass-Through Trust, Series 2007-13-A1	6.00%		08/25/2037	1,442,486
4,631,003	CHL Mortgage Pass-Through Trust, Series 2007-13-A10	6.00%		08/25/2037	2,363,592
3,646,117	CHL Mortgage Pass-Through Trust, Series 2007-15-1A1	6.25%		09/25/2037	2,280,964
509,279	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	318,599
1,467,011	CHL Mortgage Pass-Through Trust, Series 2007-15-1A2	6.25%		09/25/2037	917,285
1,791,663	CHL Mortgage Pass-Through Trust, Series 2007-15-1A29	6.25%		09/25/2037	1,120,788
2,599,786	CHL Mortgage Pass-Through Trust, Series 2007-17-1A2	6.00%		10/25/2037	1,843,778
400,197	CHL Mortgage Pass-Through Trust, Series 2007-18-1A1	6.00%		11/25/2037	160,837
36,822,560	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	18,087,245
1,343,447	CHL Mortgage Pass-Through Trust, Series 2007-2-A2	6.00%		03/25/2037	584,906
3,495,657	CHL Mortgage Pass-Through Trust, Series 2007-3-A1	6.00%		04/25/2037	1,723,651
1,346,301	CHL Mortgage Pass-Through Trust, Series 2007-3-A12	6.00%		04/25/2037	663,839
3,164,789	CHL Mortgage Pass-Through Trust, Series 2007-4-1A39	6.00%		05/25/2037	1,439,195
1,167,160	CHL Mortgage Pass-Through Trust, Series 2007-5-A2	5.75%		05/25/2037	591,028
4,274,707	CHL Mortgage Pass-Through Trust, Series 2007-7-A1	6.00%		06/25/2037	2,223,421
1,921,111	CHL Mortgage Pass-Through Trust, Series 2007-7-A11	5.50%		06/25/2037	923,849
1,281,411	CHL Mortgage Pass-Through Trust, Series 2007-7-A2	5.75%		06/25/2037	641,425
4,293,380	CHL Mortgage Pass-Through Trust, Series 2007-8-1A4	6.00%		01/25/2038	1,992,940
2,253,150	CHL Mortgage Pass-Through Trust, Series 2007-8-1A5	5.44%		01/25/2038	971,759
3,651,869	CHL Mortgage Pass-Through Trust, Series 2007-8-1A8	6.00%		01/25/2038	1,695,157
5,231,341	CHL Mortgage Pass-Through Trust, Series 2007-8-1A9 (Secured Overnight Financing Rate 1 Month + 6.00%, 4.00% Floor, 6.00% Cap)	6.00%		01/25/2038	2,455,044
5,112,296	CHL Mortgage Pass-Through Trust, Series 2007-9-A1	5.75%		07/25/2037	2,503,235
672,818	CHL Mortgage Pass-Through Trust, Series 2007-9-A11	5.75%		07/25/2037	329,445

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,483,458	CHL Mortgage Pass-Through Trust, Series 2007-HY1-1A1	3.79	% (c)	04/25/2037	3,186,305
7,957,009	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.85	% (c)	03/25/2037	6,394,443
15,659,671	CHL Mortgage Pass-Through Trust, Series 2007-J1-2A1	6.00%		02/25/2037	6,147,824
387,799	CHL Mortgage Pass-Through Trust, Series 2007-J3-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.97%		07/25/2037	122,674
1,938,995	CHL Mortgage Pass-Through Trust, Series 2007-J3-A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.03	% (f)(h)	07/25/2037	204,231
620,495	Citicorp Mortgage Securities Trust, Series 2006-7-1A1	6.00%		12/25/2036	522,194
1,798,752	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	1,705,771
815,090	Citigroup Mortgage Loan Trust, Inc., Series 2005-5-2A2	5.75%		08/25/2035	596,852
407,520	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A1	5.50%		11/25/2035	373,737
968,656	Citigroup Mortgage Loan Trust, Inc., Series 2006-4-2A1A	6.00%		12/25/2035	929,730
4,347,849	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3-1A1A	4.66	% (c)	06/25/2036	3,924,898
2,219,760	Citigroup Mortgage Loan Trust, Inc., Series 2006-FX1-A6	7.35	% (d)	10/25/2036	1,286,972
8,888,566	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF1-A2D	4.57	% (d)	03/25/2036	4,305,891
8,934,952	Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2-A2D	6.66	% (d)	05/25/2036	3,424,311
1,567,617	Citigroup Mortgage Loan Trust, Inc., Series 2007-10-1A1A	5.16	% (c)	04/25/2037	1,442,690
519,567	Citigroup Mortgage Loan Trust, Inc., Series 2007-12-2A1	6.50	% (a)(c)	10/25/2036	272,414
14,524,106	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-1A1	5.75	% (a)	04/25/2047	8,048,207
663,752	Citigroup Mortgage Loan Trust, Inc., Series 2007-9-2A2	6.50	% (a)(c)	05/25/2037	595,138
39,544,996	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2-A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61	% (a)	01/25/2037	35,179,814
1,492,099	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3-A2D (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.82%		03/25/2037	1,227,741
143,307	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5-1A3A	5.20	% (c)	04/25/2037	142,951
1,883,071	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.69	% (c)	08/25/2047	1,655,401
3,445,677	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A3A	5.97	% (d)	01/25/2037	1,426,507
7,595,512	Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1-A5A	5.76	% (d)	01/25/2037	3,145,769
2,909,579	Citigroup Mortgage Loan Trust, Inc., Series 2010-7-9A4	6.00	% (a)(c)	10/25/2037	2,563,575
14,168,180	Citigroup Mortgage Loan Trust, Inc., Series 2010-8-7A4	6.00	% (a)(c)	06/25/2037	12,618,690
16,141,467	Citigroup Mortgage Loan Trust, Inc., Series 2021-JL1-A	2.75	% (a)(c)	02/27/2062	15,292,446
3,500,538	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A2 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		01/25/2037	1,449,873
2,684,604	Citigroup Mortgage Loan Trust, Series 2014-8-3A2	6.57	% (a)(c)	03/25/2037	2,281,831
105,476,531	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	87,364,629
163,081,940	Citigroup Mortgage Loan Trust, Series 2019-D-PT1	3.49	% (a)(c)	04/25/2064	135,695,264
204,740,065	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50	% (a)(c)	08/25/2064	178,844,951
26,293,400	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00	% (a)(c)	08/25/2064	19,633,986
22,116,950	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50	% (a)(c)	08/25/2064	16,078,757
18,676,200	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75	% (a)(c)	08/25/2064	13,077,594
49,012,774	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	6.98	% (a)(c)	08/25/2064	40,330,161
268,296,151	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(c)	03/25/2065	238,365,730
34,186,100	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(c)	03/25/2065	29,142,700
28,635,750	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(c)	03/25/2065	22,643,782
26,589,300	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(c)	03/25/2065	20,204,659
78,041,189	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	5.93	% (a)(c)	03/25/2065	62,207,958
1,451,949	CitiMortgage Alternative Loan Trust, Series 2006-A1-1A5	5.50%		04/25/2036	1,294,596

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,672,774	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	1,454,703
1,791,704	CitiMortgage Alternative Loan Trust, Series 2006-A3-1A13	6.00%		07/25/2036	1,533,302
1,348,818	CitiMortgage Alternative Loan Trust, Series 2006-A4-1A8	6.00%		09/25/2036	1,180,951
409,776	CitiMortgage Alternative Loan Trust, Series 2006-A5-2A1	5.50%		10/25/2030	398,149
1,482,035	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	1,228,759
4,088,324	CitiMortgage Alternative Loan Trust, Series 2006-A6-1A2 (1 Month LIBOR USD + 0.50%, 6.00% Floor, 6.00% Cap)	6.00	% (l)	11/25/2036	3,696,382
2,069,242	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A5	6.00%		01/25/2037	1,824,210
1,008,892	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	889,423
2,735,640	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A8 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	2,232,969
2,581,381	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A9 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	01/25/2037	124,026
2,174,901	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A1	6.00	% (g)	03/25/2037	1,952,344
5,005,144	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	03/25/2037	267,984
1,961,409	CitiMortgage Alternative Loan Trust, Series 2007-A3-1A4	5.75%		03/25/2037	1,753,513
3,443,263	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A3 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.80%		04/25/2037	2,894,387
3,443,263	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.56%, 6.67% Cap)	1.20	% (f)(h)	04/25/2037	284,274
3,646,593	CitiMortgage Alternative Loan Trust, Series 2007-A4-1A5	5.75%		04/25/2037	3,323,674
474,954	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A11	6.00%		05/25/2037	420,574
6,261,922	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A8	6.00%		05/25/2037	5,544,965
205,353	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	181,875
14,812,000	COLT Mortgage Loan Trust, Series 2021-5-M1	3.26	% (a)(c)	11/26/2066	10,255,935
4,294,000	COLT Mortgage Loan Trust, Series 2021-HX1-B1	3.11	% (a)(c)	10/25/2066	2,897,691
4,130,000	COLT Mortgage Loan Trust, Series 2021-HX1-B2	3.86	% (a)(c)	10/25/2066	2,901,209
6,000,000	COLT Mortgage Loan Trust, Series 2021-HX1-M1	2.36	% (a)(c)	10/25/2066	3,993,202
11,501,767	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(c)	03/25/2067	11,147,103
9,000,000	CoreVest American Finance Trust, Series 2020-3-D	2.95	% (a)(c)	08/15/2053	7,101,077
24,668,701	Countrywide Alternative Loan Trust, Series 2004-36CB-1A1	6.00%		02/25/2035	18,080,747
5,201,515	Countrywide Alternative Loan Trust, Series 2005-13CB-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		05/25/2035	4,281,560
2,375,844	Countrywide Alternative Loan Trust, Series 2005-13CB-A3	5.50%		05/25/2035	2,018,567
2,165,412	Countrywide Alternative Loan Trust, Series 2005-20CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		07/25/2035	1,320,696
4,421,049	Countrywide Alternative Loan Trust, Series 2005-20CB-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (f)(h)	07/25/2035	247,049
1,376,800	Countrywide Alternative Loan Trust, Series 2005-26CB-A11 (-2 x Secured Overnight Financing Rate 1 Month + 12.84%, 13.05% Cap)	3.13	% (h)	07/25/2035	1,010,253
1,878,586	Countrywide Alternative Loan Trust, Series 2005-28CB-1A2 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		08/25/2035	1,505,742

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
930,878	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	404,871
5,170,847	Countrywide Alternative Loan Trust, Series 2005-32T1-A9	5.50%		08/25/2035	2,996,591
2,029,723	Countrywide Alternative Loan Trust, Series 2005-46CB-A14	5.50%		10/25/2035	1,485,378
1,028,296	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	752,521
3,657,507	Countrywide Alternative Loan Trust, Series 2005-48T1-A2	5.50%		11/25/2035	2,152,297
1,248,631	Countrywide Alternative Loan Trust, Series 2005-54CB-3A4	5.50%		11/25/2035	716,451
28,004,463	Countrywide Alternative Loan Trust, Series 2005-55CB-1A1	5.50%		11/25/2035	18,993,458
11,069,551	Countrywide Alternative Loan Trust, Series 2005-57CB-1A1	5.50%		12/25/2035	8,086,705
297,791	Countrywide Alternative Loan Trust, Series 2005-60T1-A7 (-7 x Secured Overnight Financing Rate 1 Month + 35.09%, 0.00% Floor, 35.93% Cap)	0.00	% (h)	12/25/2035	212,858
316,891	Countrywide Alternative Loan Trust, Series 2005-64CB-1A14	5.50%		12/25/2035	278,027
4,599,283	Countrywide Alternative Loan Trust, Series 2005-64CB-1A4	5.50%		12/25/2035	4,035,220
909,635	Countrywide Alternative Loan Trust, Series 2005-73CB-1A5 (Secured Overnight Financing Rate 1 Month + 0.91%, 0.80% Floor, 5.50% Cap)	5.50%		01/25/2036	824,169
2,288,453	Countrywide Alternative Loan Trust, Series 2005-73CB-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.59%, 0.00% Floor, 4.70% Cap)	0.00	% (f)(h)	01/25/2036	98,929
29,537,921	Countrywide Alternative Loan Trust, Series 2005-77T1-1A1	6.00%		02/25/2036	14,984,806
422,040	Countrywide Alternative Loan Trust, Series 2005-79CB-A5	5.50%		01/25/2036	247,437
16,790,356	Countrywide Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	8,242,868
18,826,623	Countrywide Alternative Loan Trust, Series 2005-85CB-1A1	6.00%		02/25/2036	8,151,864
1,174,763	Countrywide Alternative Loan Trust, Series 2005-85CB-2A6 (-4 x Secured Overnight Financing Rate 1 Month + 21.21%, 21.63% Cap)	1.58	% (h)	02/25/2036	956,938
828,451	Countrywide Alternative Loan Trust, Series 2005-86CB-A5	5.50%		02/25/2036	485,937
1,163,906	Countrywide Alternative Loan Trust, Series 2005-J10-1A11	5.50%		10/25/2035	805,051
264,878	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		10/25/2035	163,593
124,080	Countrywide Alternative Loan Trust, Series 2005-J10-1A15	5.50%		10/25/2035	85,824
362,035	Countrywide Alternative Loan Trust, Series 2005-J11-1A3	5.50%		11/25/2035	208,911
75,971	Countrywide Alternative Loan Trust, Series 2005-J11-6A1	6.50%		09/25/2032	71,060
367,423	Countrywide Alternative Loan Trust, Series 2005-J13-2A5 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 5.50% Cap)	5.50%		11/25/2035	240,896
734,846	Countrywide Alternative Loan Trust, Series 2005-J13-2A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.91%, 0.00% Floor, 5.02% Cap)	0.00	% (f)(h)	11/25/2035	41,987
3,185,560	Countrywide Alternative Loan Trust, Series 2005-J1-5A3	5.50%		02/25/2035	3,023,653
14,098	Countrywide Alternative Loan Trust, Series 2005-J1-7A1	5.50%		12/25/2024	12,662
439,476	Countrywide Alternative Loan Trust, Series 2005-J2-1A5 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 5.50% Cap)	5.50%		04/25/2035	340,661
1,352,235	Countrywide Alternative Loan Trust, Series 2005-J2-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (f)(h)	04/25/2035	56,267
2,657,921	Countrywide Alternative Loan Trust, Series 2005-J3-2A8 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 5.50% Cap)	5.50%		05/25/2035	1,912,131
2,657,921	Countrywide Alternative Loan Trust, Series 2005-J3-2A9 (-1 x Secured Overnight Financing Rate 1 Month + 5.09%, 0.00% Floor, 5.20% Cap)	0.00	% (f)(h)	05/25/2035	152,188

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,512,291	Countrywide Alternative Loan Trust, Series 2006-12CB-A3 (Secured Overnight Financing Rate 1 Month + 5.75%, 5.75% Floor)	5.75%		05/25/2036	1,288,227
3,096,334	Countrywide Alternative Loan Trust, Series 2006-12CB-A8	6.00%		05/25/2036	1,648,473
10,739,308	Countrywide Alternative Loan Trust, Series 2006-13T1-A1	6.00%		05/25/2036	5,431,244
27,226,355	Countrywide Alternative Loan Trust, Series 2006-15CB-A1	6.50%		06/25/2036	12,996,626
2,630,994	Countrywide Alternative Loan Trust, Series 2006-16CB-A7	6.00%		06/25/2036	1,468,955
692,362	Countrywide Alternative Loan Trust, Series 2006-18CB-A12 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		07/25/2036	314,669
692,362	Countrywide Alternative Loan Trust, Series 2006-18CB-A13 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.03	% (f)(h)	07/25/2036	62,981
3,358,102	Countrywide Alternative Loan Trust, Series 2006-19CB-A12 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 6.00% Cap)	5.87%		08/25/2036	1,680,257
4,553,788	Countrywide Alternative Loan Trust, Series 2006-19CB-A13 (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (f)(h)	08/25/2036	508,679
700,957	Countrywide Alternative Loan Trust, Series 2006-19CB-A15	6.00%		08/25/2036	414,011
4,092,978	Countrywide Alternative Loan Trust, Series 2006-23CB-2A3	6.50%		08/25/2036	1,332,176
1,271,389	Countrywide Alternative Loan Trust, Series 2006-24CB-A11	5.75%		08/25/2036	708,202
3,721,199	Countrywide Alternative Loan Trust, Series 2006-24CB-A14 (-1 x Secured Overnight Financing Rate 1 Month + 7.04%, 7.15% Cap)	1.68	% (f)(h)	08/25/2036	665,084
2,983,917	Countrywide Alternative Loan Trust, Series 2006-24CB-A22	6.00%		08/25/2036	1,717,433
3,202,640	Countrywide Alternative Loan Trust, Series 2006-24CB-A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.06% Floor, 6.00% Cap)	6.00%		08/25/2036	1,574,321
1,430,586	Countrywide Alternative Loan Trust, Series 2006-26CB-A17	6.25%		09/25/2036	740,464
1,836,279	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	986,820
2,555,631	Countrywide Alternative Loan Trust, Series 2006-29T1-1A2	6.25%		10/25/2036	1,435,310
368,037	Countrywide Alternative Loan Trust, Series 2006-29T1-2A12 (-7 x Secured Overnight Financing Rate 1 Month + 45.41%, 46.15% Cap)	10.59	% (h)	10/25/2036	537,658
225,430	Countrywide Alternative Loan Trust, Series 2006-29T1-2A23 (-4 x Secured Overnight Financing Rate 1 Month + 32.87%, 33.37% Cap)	9.66	% (h)	10/25/2036	258,985
1,874,064	Countrywide Alternative Loan Trust, Series 2006-2CB-A9	6.00%		03/25/2036	847,759
2,438,532	Countrywide Alternative Loan Trust, Series 2006-30T1-1A2	6.25%		11/25/2036	1,846,021
2,007,311	Countrywide Alternative Loan Trust, Series 2006-32CB-A1 (Secured Overnight Financing Rate 1 Month + 0.78%, 0.67% Floor, 6.00% Cap)	6.00%		11/25/2036	1,022,537
3,348,194	Countrywide Alternative Loan Trust, Series 2006-32CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.22%, 0.00% Floor, 5.33% Cap)	0.00	% (f)(h)	11/25/2036	293,244
7,348,541	Countrywide Alternative Loan Trust, Series 2006-36T2-2A1	6.25%		12/25/2036	3,228,005
593,157	Countrywide Alternative Loan Trust, Series 2006-36T2-2A4	6.25%		12/25/2036	260,557
775,372	Countrywide Alternative Loan Trust, Series 2006-39CB-1A10	6.00%		01/25/2037	623,308
13,271,609	Countrywide Alternative Loan Trust, Series 2006-39CB-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.08	% (f)(h)	01/25/2037	922,018
4,519,609	Countrywide Alternative Loan Trust, Series 2006-39CB-2A4 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		01/25/2037	525,664
1,135,372	Countrywide Alternative Loan Trust, Series 2006-40T1-1A11	6.00%		01/25/2037	694,928

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,932,510	Countrywide Alternative Loan Trust, Series 2006-40T1-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (f)(h)	01/25/2037	166,260
2,790,749	Countrywide Alternative Loan Trust, Series 2006-41CB-1A10	6.00%		01/25/2037	1,479,382
6,825,266	Countrywide Alternative Loan Trust, Series 2006-41CB-1A15 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	01/25/2037	781,165
6,825,266	Countrywide Alternative Loan Trust, Series 2006-41CB-1A2 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2037	3,066,625
2,938,719	Countrywide Alternative Loan Trust, Series 2006-41CB-1A9	6.00%		01/25/2037	1,557,821
3,518,774	Countrywide Alternative Loan Trust, Series 2006-42-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		01/25/2047	1,554,906
3,518,774	Countrywide Alternative Loan Trust, Series 2006-42-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	01/25/2047	401,606
2,343,320	Countrywide Alternative Loan Trust, Series 2006-42-1A3	6.00%		01/25/2047	1,248,568
2,651,242	Countrywide Alternative Loan Trust, Series 2006-43CB-1A12	5.75%		02/25/2037	1,408,681
9,172,837	Countrywide Alternative Loan Trust, Series 2006-43CB-1A6	6.00%		02/25/2037	5,009,025
9,709,116	Countrywide Alternative Loan Trust, Series 2006-45T1-1A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 6.00% Floor, 6.00% Cap)	6.00%		02/25/2037	3,889,334
3,131,973	Countrywide Alternative Loan Trust, Series 2006-45T1-1A4 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		02/25/2037	927,141
3,131,973	Countrywide Alternative Loan Trust, Series 2006-45T1-1A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	02/25/2037	278,766
1,334,100	Countrywide Alternative Loan Trust, Series 2006-45T1-2A2	6.00%		02/25/2037	739,360
5,387,628	Countrywide Alternative Loan Trust, Series 2006-4CB-1A1	6.00%		04/25/2036	2,755,000
592,839	Countrywide Alternative Loan Trust, Series 2006-6CB-1A4	5.50%		05/25/2036	488,225
4,148,477	Countrywide Alternative Loan Trust, Series 2006-7CB-1A14	6.00%		05/25/2036	2,303,626
7,234,195	Countrywide Alternative Loan Trust, Series 2006-7CB-1A16	6.00%		05/25/2036	4,017,109
2,216,557	Countrywide Alternative Loan Trust, Series 2006-7CB-1A6	6.00%		05/25/2036	1,247,270
2,244,955	Countrywide Alternative Loan Trust, Series 2006-7CB-1A9	6.00%		05/25/2036	1,246,611
814,856	Countrywide Alternative Loan Trust, Series 2006-9T1-A11	6.00%		05/25/2036	338,719
1,802,897	Countrywide Alternative Loan Trust, Series 2006-J1-1A10	5.50%		02/25/2036	1,266,189
3,658,010	Countrywide Alternative Loan Trust, Series 2006-J1-1A3	5.50%		02/25/2036	2,569,049
788,253	Countrywide Alternative Loan Trust, Series 2006-J4-2A2	6.00%		07/25/2036	456,611
1,017,463	Countrywide Alternative Loan Trust, Series 2006-J7-1A1	6.25%		11/25/2036	490,207
28,623,419	Countrywide Alternative Loan Trust, Series 2006-OA21-A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		03/20/2047	23,442,626
2,507,158	Countrywide Alternative Loan Trust, Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor)	5.95%		06/25/2046	2,109,399
586,765	Countrywide Alternative Loan Trust, Series 2007-11T1-A24 (-6 x Secured Overnight Financing Rate 1 Month + 39.21%, 39.90% Cap)	7.08	% (h)	05/25/2037	621,928
9,195,667	Countrywide Alternative Loan Trust, Series 2007-12T1-A11	6.00%		06/25/2037	4,382,517
8,550,258	Countrywide Alternative Loan Trust, Series 2007-15CB-A1	6.00%		07/25/2037	5,248,288
5,099,180	Countrywide Alternative Loan Trust, Series 2007-15CB-A2	5.75%		07/25/2037	3,015,966
6,117,169	Countrywide Alternative Loan Trust, Series 2007-15CB-A5	5.75%		07/25/2037	3,618,067
7,250,212	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		08/25/2037	2,614,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,099,480	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x Secured Overnight Financing Rate 1 Month + 53.63%, 54.58% Cap)	9.00	% (h)	08/25/2037	3,181,664
2,502,203	Countrywide Alternative Loan Trust, Series 2007-16CB-4A7	6.00%		08/25/2037	1,868,516
4,773,903	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x Secured Overnight Financing Rate 1 Month + 29.37%, 29.90% Cap)	4.74	% (h)	08/25/2037	4,671,459
717,503	Countrywide Alternative Loan Trust, Series 2007-18CB-2A25	6.00%		08/25/2037	460,233
594,078	Countrywide Alternative Loan Trust, Series 2007-19-1A10 (-6 x 1 Month LIBOR USD + 39.00%, 39.00% Cap)	6.18	% (h)(l)	08/25/2037	697,701
10,647,627	Countrywide Alternative Loan Trust, Series 2007-19-1A34	6.00%		08/25/2037	5,523,541
8,731,675	Countrywide Alternative Loan Trust, Series 2007-19-1A4	6.00%		08/25/2037	4,529,626
27,027,222	Countrywide Alternative Loan Trust, Series 2007-19-2A1	6.50%		08/25/2037	11,543,310
2,683,397	Countrywide Alternative Loan Trust, Series 2007-21CB-2A2 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.52	% (h)	09/25/2037	2,274,376
17,817,720	Countrywide Alternative Loan Trust, Series 2007-22-2A16	6.50%		09/25/2037	6,921,472
6,812,216	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.97%		09/25/2037	2,736,354
9,667,947	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.03	% (f)(h)	09/25/2037	1,461,422
985,354	Countrywide Alternative Loan Trust, Series 2007-24-A2 (-6 x Secured Overnight Financing Rate 1 Month + 41.01%, 41.70% Cap)	8.88	% (h)	10/25/2037	1,008,286
1,970,291	Countrywide Alternative Loan Trust, Series 2007-24-A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.84%, 6.95% Cap)	1.48	% (f)(h)	10/25/2037	332,359
3,232,266	Countrywide Alternative Loan Trust, Series 2007-24-A4 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 7.00% Cap)	6.17%		10/25/2037	825,732
4,275,152	Countrywide Alternative Loan Trust, Series 2007-24-A6 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 7.00% Cap)	6.47%		10/25/2037	1,151,529
3,099,632	Countrywide Alternative Loan Trust, Series 2007-2CB-1A4 (Secured Overnight Financing Rate 1 Month + 1.11%, 5.75% Floor, 100.00% Cap)	6.46%		03/25/2037	1,707,556
14,800,775	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	1,407,746
3,510,951	Countrywide Alternative Loan Trust, Series 2007-5CB-1A18 (-1 x Secured Overnight Financing Rate 1 Month + 5.54%, 5.65% Cap)	0.18	% (f)(h)	04/25/2037	423,465
3,510,952	Countrywide Alternative Loan Trust, Series 2007-5CB-1A23 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 6.00% Cap)	6.00%		04/25/2037	1,575,772
13,984,047	Countrywide Alternative Loan Trust, Series 2007-5CB-1A31	5.50%		04/25/2037	7,325,305
5,788,005	Countrywide Alternative Loan Trust, Series 2007-5CB-2A1	6.00%		04/25/2037	2,652,739
4,704,034	Countrywide Alternative Loan Trust, Series 2007-6-A1	5.75%		04/25/2047	2,621,854
5,158,010	Countrywide Alternative Loan Trust, Series 2007-6-A4	5.75%		04/25/2047	2,874,884
1,312,350	Countrywide Alternative Loan Trust, Series 2007-7T2-A8	6.00%		04/25/2037	601,044
232,816	Countrywide Alternative Loan Trust, Series 2007-8CB-A12 (-6 x Secured Overnight Financing Rate 1 Month + 39.51%, 40.20% Cap)	7.38	% (h)	05/25/2037	270,977
248,528	Countrywide Alternative Loan Trust, Series 2007-8CB-A8 (-6 x Secured Overnight Financing Rate 1 Month + 39.39%, 40.08% Cap)	7.26	% (h)	05/25/2037	287,573

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
387,411	Countrywide Alternative Loan Trust, Series 2007-9T1-1A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.97%		05/25/2037	144,035
387,411	Countrywide Alternative Loan Trust, Series 2007-9T1-1A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.39%, 5.50% Cap)	0.03	% (f)(h)	05/25/2037	36,344
1,421,970	Countrywide Alternative Loan Trust, Series 2007-9T1-2A1	6.00%		05/25/2037	663,194
18,986,633	Countrywide Alternative Loan Trust, Series 2007-HY2-1A	4.28	% (c)	03/25/2047	16,866,307
15,932,250	Countrywide Alternative Loan Trust, Series 2007-HY4-4A1	4.12	% (c)	06/25/2037	14,659,255
19,160,084	Countrywide Asset Backed Certificates, Series 2006-25-1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		06/25/2047	17,538,944
5,484,649	Countrywide Asset Backed Certificates, Series 2006-26-1A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		06/25/2037	5,061,700
21,454,271	Countrywide Asset Backed Certificates, Series 2007-4-A5	4.43	% (d)	04/25/2047	15,720,847
10,434,241	Countrywide Asset Backed Certificates, Series 2007-BC1-1A (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		05/25/2037	9,622,898
1,813,686	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A4	5.50%		11/25/2035	1,341,336
381,805	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	282,439
3,757,248	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-11-2A1	6.00%		12/25/2035	2,665,206
5,331,075	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	4,615,613
9,678,653	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-7A1	7.00%		01/25/2036	1,516,792
2,415,361	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-3A10	5.50%		09/25/2035	2,078,689
3,569,928	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-7A1	7.00%		09/25/2035	1,681,857
8,302,114	Credit Suisse Mortgage Capital Certificates, Series 2009-11R-4A1	7.00	% (a)(c)	09/26/2037	2,345,153
5,758,399	Credit Suisse Mortgage Capital Certificates, Series 2009-12R-5A1	6.00	% (a)(b)	06/27/2036	3,062,915
7,152,669	Credit Suisse Mortgage Capital Certificates, Series 2012-10R-4A2	4.52	% (a)(c)	08/26/2046	4,963,689
28,231,702	Credit Suisse Mortgage Capital Certificates, Series 2021-RPL9-A1	2.44	% (a)(c)	02/25/2061	27,190,568
67,497,877	Credit Suisse Mortgage-Backed Trust, Series 2017-RPL2-CERT	0.00	% (a)(b)(c)	02/25/2056	49,488,100
4,227,000	Credit Suisse Mortgage-Backed Trust, Series 2020-AFC1-B1	3.45	% (a)(c)	02/25/2050	3,066,138
8,983,131	Credit Suisse Mortgage-Backed Trust, Series 2020-RPL1-CERT	3.23	% (c)	01/25/2046	6,889,228
8,055,549	Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4-AV3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	3.11%		05/25/2036	5,151,848
3,900,490	CSAB Mortgage Backed Trust, Series 2006-3-A4B	6.61	% (d)	11/25/2036	616,641
2,239,711	CSAB Mortgage Backed Trust, Series 2006-4-A6A	6.18	% (d)	12/25/2036	421,479
8,155,148	CSAB Mortgage Backed Trust, Series 2007-1-1A1A	5.90	% (c)	05/25/2037	1,977,689
776,039	CSMC Mortgage-Backed Trust, Series 2005-1R-2A5	5.75	% (a)	12/26/2035	546,359
11,281,244	CSMC Mortgage-Backed Trust, Series 2006-1-2A1	6.00%		02/25/2036	3,505,568
2,322,635	CSMC Mortgage-Backed Trust, Series 2006-2-5A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 6.00% Cap)	6.00%		03/25/2036	808,882
12,982,459	CSMC Mortgage-Backed Trust, Series 2006-2-5A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 0.00% Floor, 5.30% Cap)	0.00	% (f)(h)	03/25/2036	1,175,297
2,704,228	CSMC Mortgage-Backed Trust, Series 2006-2-5A3	6.25%		03/25/2036	1,216,488

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,318,723	CSMC Mortgage-Backed Trust, Series 2006-2-5A4	6.00%		03/25/2036	3,168,162
1,099,384	CSMC Mortgage-Backed Trust, Series 2006-3-4A3	5.50%		04/25/2036	789,723
664,606	CSMC Mortgage-Backed Trust, Series 2006-3-4A4	5.50%		04/25/2036	477,408
2,429,319	CSMC Mortgage-Backed Trust, Series 2006-4-1A8 (Secured Overnight Financing Rate 1 Month + 1.11%, 6.00% Floor, 6.00% Cap)	6.00%		05/25/2036	1,388,766
20,336,567	CSMC Mortgage-Backed Trust, Series 2006-4-4A1	7.00%		05/25/2036	5,025,257
7,094,686	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	2,819,821
6,701,254	CSMC Mortgage-Backed Trust, Series 2006-6-1A4	6.00%		07/25/2036	3,301,138
10,035,754	CSMC Mortgage-Backed Trust, Series 2006-6-3A1	7.00%		07/25/2036	2,372,250
113,136	CSMC Mortgage-Backed Trust, Series 2006-7-3A11	6.00%		08/25/2036	44,710
1,546,415	CSMC Mortgage-Backed Trust, Series 2006-7-7A5	6.00%		08/25/2036	1,185,116
2,111,723	CSMC Mortgage-Backed Trust, Series 2006-9-2A1	5.50%		11/25/2036	1,743,525
8,697,111	CSMC Mortgage-Backed Trust, Series 2006-9-3A1	6.00%		11/25/2036	7,405,053
3,384,284	CSMC Mortgage-Backed Trust, Series 2006-9-4A1	6.00%		11/25/2036	2,015,235
1,349,467	CSMC Mortgage-Backed Trust, Series 2006-9-6A14	6.00%		11/25/2036	1,075,493
219,243	CSMC Mortgage-Backed Trust, Series 2006-9-6A15 (-6 x Secured Overnight Financing Rate 1 Month + 39.21%, 39.90% Cap)	7.16	% (h)	11/25/2036	281,937
8,285,726	CSMC Mortgage-Backed Trust, Series 2007-1-1A4	6.13	% (c)	02/25/2037	2,052,194
5,453,663	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	919,775
2,853,480	CSMC Mortgage-Backed Trust, Series 2007-1-5A14	6.00%		02/25/2037	1,609,378
23,793	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	18,052
5,166,866	CSMC Mortgage-Backed Trust, Series 2007-3-2A10	6.00%		04/25/2037	1,949,878
2,329,201	CSMC Mortgage-Backed Trust, Series 2007-5-2A5	5.00%		08/25/2037	1,942,662
22,224,404	CSMC Mortgage-Backed Trust, Series 2007-5-3A19	6.00%		08/25/2037	16,827,790
9,791,077	CSMC Mortgage-Backed Trust, Series 2007-5-3A9	6.00%		08/25/2037	7,405,768
2,200,775	CSMC Mortgage-Backed Trust, Series 2008-2R-1A1	6.00	% (a)(b)	07/25/2037	1,730,825
1,348,446	CSMC Trust, Series 2010-13R-1A2	5.50	% (a)(c)	12/26/2035	1,144,712
20,994,170	CSMC Trust, Series 2010-17R-6A1	3.83	% (a)(b)(c)	06/26/2037	19,214,232
6,305,563	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)(c)	06/26/2037	5,714,328
3,113,211	CSMC Trust, Series 2010-4R-8A17	6.00	% (a)(b)(c)	06/26/2037	2,821,303
8,365,517	CSMC Trust, Series 2010-7R-1A17	6.00	% (a)(c)	01/26/2037	4,536,201
8,233,672	CSMC Trust, Series 2013-9R-A1	3.00	% (a)(b)(c)	05/27/2043	7,067,961
7,379,153	CSMC Trust, Series 2019-RPL6-CERT	0.00	% (a)(c)	11/25/2058	6,215,950
174,858,156	CSMC Trust, Series 2019-RPL6-PT1	4.08	% (a)(c)	11/25/2058	149,357,892
171,826,139	CSMC Trust, Series 2020-RPL1-PT1	3.33	% (a)(c)	10/25/2069	141,458,910
12,330,922	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(c)	09/27/2066	12,206,162
10,302,742	CSMC Trust, Series 2021-JR2-A1	2.22	% (a)(c)	11/25/2061	9,969,437
7,469,850	CSMC Trust, Series 2021-NQM1-B1	2.83	% (a)(c)	05/25/2065	4,767,039
6,225,825	CSMC Trust, Series 2021-NQM5-M1	2.17	% (a)(c)	05/25/2066	3,393,991
3,180,040	CSMC Trust, Series 2021-NQM6-B1	3.29	% (a)(c)	07/25/2066	1,918,313
7,445,317	CSMC Trust, Series 2021-NQM6-M1	2.58	% (a)(c)	07/25/2066	4,525,397
17,544,000	CWABS Asset-Backed Certificates Trust, Series 2005-11-MF1	5.35	% (c)	02/25/2036	14,736,060
409,118	CWABS Asset-Backed Certificates Trust, Series 2005-4-AF5B	5.65	% (d)	10/25/2035	406,496
7,411,423	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-4-A5	5.50	% (c)	09/25/2035	6,597,264
205,755	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-1A6 (-7 x Secured Overnight Financing Rate 1 Month + 35.09%, 0.00% Floor, 35.93% Cap)	0.00	% (h)	11/25/2035	282,257

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
471,887	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A1 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 5.50% Cap)	5.50%		11/25/2035	205,349
1,424,206	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-5-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 0.00% Floor, 5.30% Cap)	0.00	% (f)(h)	11/25/2035	75,093
4,662,385	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	3,867,995
12,692,727	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		09/25/2047	10,803,555
15,413,755	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3-A2 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		07/25/2047	13,171,308
2,999,225	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1-A1C	5.67	% (c)	02/25/2036	2,628,490
402,965	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2-A2	4.79	% (c)	06/25/2036	351,741
669,159	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01	% (c)	10/25/2036	562,728
9,344,245	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A2	5.65	% (c)	10/25/2036	7,860,429
665,665	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3	5.90	% (c)	10/25/2036	559,841
969,760	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A3A1	5.90	% (c)	10/25/2036	814,784
1,913,999	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A6A1	6.37	% (d)	10/25/2036	1,606,800
3,759,128	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-3A2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.00% Cap)	5.86	% (a)(b)	10/27/2036	2,879,218
4,198,841	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.46	% (a)(h)	04/15/2036	3,836,993
1,130,846	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI1 (-1 x Secured Overnight Financing Rate 1 Month + 11.95%, 12.11% Cap)	4.44	% (a)(h)	04/15/2036	1,036,466
1,842,353	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x Secured Overnight Financing Rate 1 Month + 14.39%, 14.61% Cap)	4.15	% (a)(h)	04/15/2036	1,679,975
285,701	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI1 (-3 x Secured Overnight Financing Rate 1 Month + 19.01%, 19.35% Cap)	2.92	% (a)(h)	04/15/2036	260,041
2,513,001	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI3 (-1 x Secured Overnight Financing Rate 1 Month + 12.41%, 12.57% Cap)	4.90	% (a)(h)	04/15/2036	2,218,287
41,630,701	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x Secured Overnight Financing Rate 1 Month + 11.96%, 12.12% Cap)	4.46	% (a)(h)	04/15/2036	36,637,365
9,097,435	Equifirst Loan Securitization Trust, Series 2007-1-A2B (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		04/25/2037	8,222,297
22,750,000	FBR Securitization Trust, Series 2005-2-M4 (Secured Overnight Financing Rate 1 Month + 1.04%, 0.93% Floor, 14.00% Cap)	6.40%		09/25/2035	19,786,048
5,500,000	FBR Securitization Trust, Series 2005-5-M3 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor, 14.00% Cap)	6.21%		11/25/2035	4,940,590

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
75,600,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2022-DNA3-M1B (Secured Overnight Financing Rate 30 Day Average + 2.90%)	8.24	% (a)	04/25/2042	77,776,184
3,189,979	Fieldstone Mortgage Investment Trust, Series 2007-1-2A2 (Secured Overnight Financing Rate 1 Month + 0.38%, 0.27% Floor, 12.25% Cap)	6.00%		04/25/2047	2,310,365
17,608,064	Figure Line of Credit Trust, Series 2020-1-A	4.04	% (a)(c)	09/25/2049	16,959,048
7,485,914	First Franklin Mortgage Loan Trust, Series 2006-FF8-M1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		07/25/2036	6,361,427
4,000,000	First Franklin Mortgage Loan Trust, Series 2006-FF9-2A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		06/25/2036	3,524,718
17,697,295	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		03/25/2037	9,384,038
20,997,689	First Franklin Mortgage Loan Trust, Series 2007-FF2-A2C (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		03/25/2037	10,176,431
2,764,341	First Horizon Alternative Mortgage Securities Trust, Series 2005-AA4-1A1	5.42	% (c)	05/25/2035	1,364,532
3,346,715	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A4	5.50%		11/25/2035	1,674,486
251,573	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-2A1	5.00%		02/25/2050	249,082
990,991	First Horizon Alternative Mortgage Securities Trust, Series 2006-AA3-A1	5.86	% (c)	06/25/2036	767,948
1,890,885	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A12	6.00%		04/25/2036	901,008
6,345,095	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA1-1A3	5.75%		04/25/2036	2,907,242
1,204,329	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	514,494
1,920,194	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A5	6.00%		02/25/2037	792,834
2,750,699	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (c)	05/25/2035	1,806,507
10,551,334	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A3	6.00%		06/25/2037	3,847,465
542,920	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A4	6.00%		06/25/2037	197,972
600,861	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A13	6.25%		08/25/2037	250,841
1,854,904	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	774,366
1,054,626	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A5	6.25%		08/25/2037	440,274
903,749	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	421,162
1,532,479	First Horizon Mortgage Pass-Through Trust, Series 2007-4-1A1	6.00%		08/25/2037	641,178
9,000,000	FirstKey Homes Trust, Series 2020-SFR1-E	2.79	% (a)	08/17/2037	8,453,634
18,000,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97	% (a)	10/19/2037	16,695,383
26,225,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67	% (a)	10/19/2037	24,450,008
16,350,000	FirstKey Homes Trust, Series 2021-SFR1-E1	2.39	% (a)	08/17/2038	14,618,154
11,500,000	FirstKey Homes Trust, Series 2021-SFR1-E2	2.49	% (a)	08/17/2038	10,223,284
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-D	2.06	% (a)	09/17/2038	7,094,608
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E1	2.26	% (a)	09/17/2038	7,062,979
8,000,000	FirstKey Homes Trust, Series 2021-SFR2-E2	2.36	% (a)	09/17/2038	7,047,330

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
34,891,000	FirstKey Homes Trust, Series 2021-SFR3-B	2.44	% (a)	12/17/2038	31,780,600
29,584,000	FirstKey Homes Trust, Series 2021-SFR3-C	2.54	% (a)	12/17/2038	26,850,965
22,626,000	FirstKey Homes Trust, Series 2021-SFR3-D	2.79	% (a)	12/17/2038	20,592,147
45,314,000	FirstKey Homes Trust, Series 2021-SFR3-E1	2.99	% (a)	12/17/2038	40,775,187
25,293,000	FirstKey Homes Trust, Series 2021-SFR3-E2	3.08	% (a)	12/17/2038	22,764,659
10,174,000	FirstKey Homes Trust, Series 2021-SFR3-F1	3.58	% (a)	12/17/2038	9,168,361
62,350,000	FMC GMSR Issuer Trust, Series 2020-GT1-A	4.45	% (a)(c)	01/25/2026	56,243,616
72,500,000	FMC GMSR Issuer Trust, Series 2021-GT1-A	3.62	% (a)(c)	07/25/2026	62,683,696
64,820,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(c)	10/25/2026	56,237,229
112,831,556	Fremont Home Loan Trust, Series 2006-D-1A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		11/25/2036	66,507,116
7,750,000	FRTKL, Series 2021-SFR1-E1	2.37	% (a)	09/17/2038	6,795,974
6,650,000	FRTKL, Series 2021-SFR1-E2	2.52	% (a)	09/17/2038	5,819,406
2,751,000	GCAT Trust, Series 2019-NQM3-M1	3.45	% (a)(c)	11/25/2059	2,227,391
7,096,000	GCAT Trust, Series 2021-NQM2-M1	2.54	% (a)(c)	05/25/2066	4,586,528
8,405,000	GCAT Trust, Series 2021-NQM6-B1	4.42	% (a)(c)	08/25/2066	6,187,252
32,005,064	GE-WMC Mortgage Securities Trust, Series 2006-1-A2B (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		08/25/2036	13,308,202
1,673,638	GMACM Mortgage Loan Trust, Series 2005-AR5-3A1	4.26	% (c)	09/19/2035	1,322,934
20,871,863	GreenPoint Mortgage Funding Trust, Series 2005-AR3-2A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 10.50% Cap)	5.99%		08/25/2045	7,144,176
16,821,622	GreenPoint Mortgage Funding Trust, Series 2007-AR2-1A3 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		04/25/2047	14,312,345
888,072	GS Mortgage Securities Corporation Trust, Series 2008-2R-1A1	3.61	% (a)(c)	09/25/2036	302,779
104,403,646	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-A1	1.75	% (a)(c)	05/25/2060	91,927,233
12,540,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M1	2.25	% (a)(c)	05/25/2060	9,817,433
10,237,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M2	2.75	% (a)(c)	05/25/2060	8,015,148
9,341,000	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-M3	3.00	% (a)(c)	05/25/2060	7,082,728
31,801,544	GS Mortgage-Backed Securities Trust, Series 2020-RPL2-PT4	6.50	% (a)(g)	05/25/2060	27,311,325
106,645	GSAA Home Equity Trust, Series 2005-12-AF3	5.07	% (c)	09/25/2035	69,546
7,734,174	GSAA Home Equity Trust, Series 2006-10-AF3	5.98	% (c)	06/25/2036	2,053,495
5,535,481	GSAA Home Equity Trust, Series 2006-10-AF4	6.80	% (d)	06/25/2036	1,454,352
10,503,026	GSAA Home Equity Trust, Series 2006-15-AF4	6.46	% (d)	09/25/2036	2,769,560
1,644,171	GSAA Home Equity Trust, Series 2006-18-AF3A	5.77	% (c)	11/25/2036	489,820
3,853,561	GSAA Home Equity Trust, Series 2006-18-AF6	6.18	% (d)	11/25/2036	901,459
7,261,887	GSAA Home Equity Trust, Series 2006-19-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.65%		12/25/2036	1,941,597
3,429,052	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	2,001,149
2,525,450	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	1,072,615
5,751,438	GSAA Home Equity Trust, Series 2007-7-A5 (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor)	6.03%		07/25/2037	2,939,689
15,643,400	GSAMP Trust, Series 2006-HE6-A3 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		08/25/2036	12,189,665
6,578,668	GSAMP Trust, Series 2007-H1-A2B (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.87%		01/25/2047	3,461,361
6,249,042	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.82	% (a)	03/25/2035	5,502,401
6,249,042	GSMPS Mortgage Loan Trust, Series 2005-RP2-1AS	0.00	% (a)(c)(f)	03/25/2035	103,434

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,019,664	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AF (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 9.50% Cap)	5.82	% (a)	09/25/2035	3,388,922
4,019,664	GSMPS Mortgage Loan Trust, Series 2005-RP3-1AS	0.00	% (a)(c)(f)	09/25/2035	49,475
15,139,603	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AF1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 9.15% Cap)	5.82	% (a)	01/25/2036	12,203,977
15,139,603	GSMPS Mortgage Loan Trust, Series 2006-RP1-1AS	0.00	% (a)(c)(f)	01/25/2036	197,260
16,443,855	GSMSC Resecuritization Trust, Series 2014-3R-2B (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.64	% (a)	09/26/2036	9,301,644
700,621	GSR Mortgage Loan Trust, Series 2005-1F-1A2	5.50%		02/25/2035	664,880
1,290,460	GSR Mortgage Loan Trust, Series 2005-1F-3A3	6.00%		01/25/2035	1,147,656
185,172	GSR Mortgage Loan Trust, Series 2005-6F-3A5	6.00%		07/25/2035	174,411
1,965,121	GSR Mortgage Loan Trust, Series 2005-6F-3A9 (-1 x Secured Overnight Financing Rate 1 Month + 6.79%, 6.90% Cap)	1.43	% (f)(h)	07/25/2035	172,870
118,868	GSR Mortgage Loan Trust, Series 2005-6F-4A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.97%		07/25/2035	114,442
98,634	GSR Mortgage Loan Trust, Series 2005-7F-3A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 6.00% Cap)	5.97%		09/25/2035	96,594
6,947,506	GSR Mortgage Loan Trust, Series 2005-8F-3A5	6.00%		11/25/2035	2,727,023
1,642,942	GSR Mortgage Loan Trust, Series 2005-8F-4A1	6.00%		11/25/2035	655,312
157,816	GSR Mortgage Loan Trust, Series 2006-1F-1A2	5.50%		02/25/2036	253,850
317,843	GSR Mortgage Loan Trust, Series 2006-2F-2A3	5.75%		02/25/2036	283,977
1,520,959	GSR Mortgage Loan Trust, Series 2006-2F-3A3	6.00%		02/25/2036	709,845
1,826,667	GSR Mortgage Loan Trust, Series 2006-2F-3A6	6.00%		02/25/2036	852,465
16,978,815	GSR Mortgage Loan Trust, Series 2006-5F-3A1	6.50%		06/25/2036	7,956,112
4,183,346	GSR Mortgage Loan Trust, Series 2006-6F-2A3	6.00%		07/25/2036	2,424,277
3,647,751	GSR Mortgage Loan Trust, Series 2006-7F-3A4	6.25%		08/25/2036	1,251,479
9,609,866	GSR Mortgage Loan Trust, Series 2006-9F-4A1	6.50%		10/25/2036	4,425,345
28,008,092	GSR Mortgage Loan Trust, Series 2006-OA1-3A1	4.59	% (g)	08/25/2046	6,330,070
157,032	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	363,031
491,805	GSR Mortgage Loan Trust, Series 2007-4F-1A1	5.00%		07/25/2037	755,131
12,336,212	GSR Mortgage Loan Trust, Series 2007-4F-3A11	6.00%		07/25/2037	7,980,458
40,397,576	GSR Mortgage Loan Trust, Series 2007-OA1-1A1 (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.70%		05/25/2037	19,944,247
250,792	Harborview Mortgage Loan Trust, Series 2005-14-3A1A	5.93	% (c)	12/19/2035	237,910
5,136,210	Harborview Mortgage Loan Trust, Series 2005-2-1A (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor)	5.99%		05/19/2035	1,645,007
21,386,301	Harborview Mortgage Loan Trust, Series 2005-8-1A1A (Secured Overnight Financing Rate 1 Month + 0.73%, 0.62% Floor, 11.00% Cap)	5.78%		09/19/2035	11,321,645
40,497,873	Harborview Mortgage Loan Trust, Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor)	6.56%		09/19/2035	17,992,051
3,453,385	Harborview Mortgage Loan Trust, Series 2006-10-2A1A (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.81%		11/19/2036	3,019,654
3,604,276	Harborview Mortgage Loan Trust, Series 2006-11-A1A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		12/19/2036	3,381,984
30,589,318	Harborview Mortgage Loan Trust, Series 2006-14-1A1A (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		01/25/2047	28,943,448
5,245,493	Harborview Mortgage Loan Trust, Series 2006-4-1A2A (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		05/19/2046	2,640,068

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
55,484,485	Harborview Mortgage Loan Trust, Series 2006-8-1A1 (Secured Overnight Financing Rate 1 Month + 0.51%)	5.85%		07/21/2036	27,190,088
6,313,741	Harborview Mortgage Loan Trust, Series 2006-BU1-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 10.50% Cap)	5.89%		02/19/2046	5,405,921
13,188,920	Harborview Mortgage Loan Trust, Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 2.11%, 10.50% Cap)	6.47%		10/25/2037	9,793,851
371,248	Home Equity Asset Trust, Series 2003-3-M1 (Secured Overnight Financing Rate 1 Month + 1.40%, 1.29% Floor)	6.76%		08/25/2033	361,210
12,182,000	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-B-2A4 (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor)	6.03%		06/25/2036	10,634,410
8,528,139	Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-D-2A4 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		11/25/2036	6,591,471
7,811,349	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		07/25/2037	3,150,241
7,811,349	Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B-1A2 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		07/25/2037	3,150,241
3,680,547	Home Partners of America Trust, Series 2019-2-C	3.02	% (a)	10/19/2039	3,326,042
3,915,475	Home Partners of America Trust, Series 2019-2-D	3.12	% (a)	10/19/2039	3,495,329
7,370,306	Home Partners of America Trust, Series 2019-2-E	3.32	% (a)	10/19/2039	6,387,516
349,942	HomeBanc Mortgage Trust, Series 2005-1-M2 (Secured Overnight Financing Rate 1 Month + 0.85%, 0.74% Floor, 11.50% Cap)	6.21%		03/25/2035	285,996
10,350,000	HomeBanc Mortgage Trust, Series 2005-3-M5 (Secured Overnight Financing Rate 1 Month + 1.96%, 1.85% Floor, 11.50% Cap)	7.32%		07/25/2035	8,754,243
13,161,000	Homeward Opportunities Fund Trust, Series 2020-1-B1	5.74	% (a)(c)	11/25/2059	12,882,736
13,276,000	Homeward Opportunities Fund Trust, Series 2020-1-B2	5.89	% (a)(c)	11/25/2059	13,095,596
28,994,000	Homeward Opportunities Fund Trust, Series 2020-2-B2	5.47	% (a)(c)	05/25/2065	28,047,894
18,928,073	HSI Asset Loan Obligation Trust, Series 2007-2-3A6	6.00%		09/25/2037	6,318,312
13,639,949	HSI Asset Loan Obligation Trust, Series 2007-WF1-A3	4.49	% (d)	12/25/2036	4,707,228
27,956,542	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	5.75%		10/25/2036	9,205,910
13,618,700	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A2 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.75%		04/25/2037	8,451,973
59,041,428	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.18% Floor)	5.83%		04/25/2037	36,786,452
118,385	Impac CMB Trust, Series 2002-9F-A1	5.22	% (d)	12/25/2032	116,154
9,244,055	Impac Secured Assets Trust, Series 2007-3-A1B (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor, 11.50% Cap)	5.95%		09/25/2037	7,922,409
24,969,917	Imperial Fund Mortgage Trust, Series 2021-NQM4-A1	2.09	% (a)(c)	01/25/2057	20,884,499
12,911,112	Imperial Fund Mortgage Trust, Series 2021-NQM4-A2	2.30	% (a)(c)	01/25/2057	10,732,109
9,839,812	Imperial Fund Mortgage Trust, Series 2021-NQM4-A3	2.45	% (a)(c)	01/25/2057	8,153,979
3,097,574	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A1	6.00%		08/25/2037	1,195,196
2,267,666	IndyMac IMJA Mortgage Loan Trust, Series 2007-A1-A7	6.00%		08/25/2037	874,977
6,828,815	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-1A1	6.00%		10/25/2037	3,074,862
11,175,434	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-2A3	6.50%		10/25/2037	5,862,640
18,183,953	IndyMac IMJA Mortgage Loan Trust, Series 2007-A2-3A1	7.00%		10/25/2037	5,381,928
15,456,230	IndyMac IMJA Mortgage Loan Trust, Series 2007-A3-A1	6.25%		11/25/2037	6,974,763

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,646,051	IndyMac IMJA Mortgage Loan Trust, Series 2007-A4-A1	6.25%		02/25/2038	4,255,482
29,132,971	IndyMac IMSC Mortgage Loan Trust, Series 2007-F1-2A1	6.50%		06/25/2037	7,916,305
255,117	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-1A2	6.00%		07/25/2037	181,066
25,197,586	IndyMac IMSC Mortgage Loan Trust, Series 2007-F2-2A1	6.50%		07/25/2037	8,046,915
2,886,858	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		07/25/2047	1,967,954
756,273	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-1A1	4.44	% (c)	09/25/2036	513,969
634,334	IndyMac INDA Mortgage Loan Trust, Series 2006-AR2-4A1	3.92	% (c)	09/25/2036	556,508
7,675,411	IndyMac INDA Mortgage Loan Trust, Series 2006-AR3-1A1	4.26	% (c)	12/25/2036	6,080,352
2,400,393	IndyMac INDA Mortgage Loan Trust, Series 2007-AR1-3A1	3.04	% (c)	03/25/2037	2,050,817
2,268,760	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3-3A1	3.66	% (c)	07/25/2037	2,012,463
5,430,010	IndyMac INDX Mortgage Loan Trust, Series 2005-AR15-A1	3.77	% (c)	09/25/2035	4,423,284
2,226,394	IndyMac INDX Mortgage Loan Trust, Series 2006-AR7-3A1	3.53	% (c)	05/25/2036	1,923,373
1,877,863	IndyMac INDX Mortgage Loan Trust, Series 2007-AR13-2A1	4.77	% (c)	07/25/2037	1,532,148
4,408,963	IndyMac INDX Mortgage Loan Trust, Series 2007-AR21-8A1	4.44	% (c)	09/25/2037	4,324,030
5,016,427	JP Morgan Alternative Loan Trust, Series 2005-S1-2A11	6.00%		12/25/2035	3,453,146
1,608,159	JP Morgan Alternative Loan Trust, Series 2005-S1-2A9	6.00%		12/25/2035	1,107,005
3,055,567	JP Morgan Alternative Loan Trust, Series 2006-A2-1A1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 11.50% Cap)	5.83%		05/25/2036	2,398,494
2,128,074	JP Morgan Alternative Loan Trust, Series 2006-S1-1A8	5.75%		03/25/2036	1,145,092
1,586,394	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69	% (d)	05/25/2036	1,582,581
5,541,548	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	6.46	% (d)	12/25/2036	5,213,747
2,179,200	JP Morgan Mortgage Acquisition Corporation, Series 2005-WMC1-M4 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	6.37%		09/25/2035	1,983,881
5,477,077	JP Morgan Mortgage Acquisition Trust, Series 2006-CH2-AF3	5.46	% (d)	09/25/2029	3,338,689
9,649,241	JP Morgan Mortgage Acquisition Trust, Series 2006-HE3-A1 (Secured Overnight Financing Rate 1 Month + 0.39%, 0.28% Floor)	4.43%		11/25/2036	8,787,441
22,356,008	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A3 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		08/25/2036	9,852,787
20,662,419	JP Morgan Mortgage Acquisition Trust, Series 2006-RM1-A4 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		08/25/2036	9,155,373
2,918,249	JP Morgan Mortgage Acquisition Trust, Series 2006-WF1-A5	6.91	% (d)	07/25/2036	847,303
4,202,484	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1A (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.60%		12/25/2036	2,554,789
35,550,679	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A1B (Secured Overnight Financing Rate 1 Month + 0.34%, 0.23% Floor)	5.70%		12/25/2036	4,777,770
13,903,082	JP Morgan Mortgage Acquisition Trust, Series 2007-CH1-AF5	4.56	% (d)	11/25/2036	13,550,434
9,690,000	JP Morgan Mortgage Acquisition Trust, Series 2007-CH3-M2 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		03/25/2037	8,299,176
88,806	JP Morgan Mortgage Trust, Series 2005-A6-5A1	5.31	% (c)	08/25/2035	88,276
3,395,866	JP Morgan Mortgage Trust, Series 2005-S1-1A2	6.50%		01/25/2035	3,422,931
349,927	JP Morgan Mortgage Trust, Series 2005-S2-2A13	5.50%		09/25/2035	268,369
931,043	JP Morgan Mortgage Trust, Series 2006-S2-3A3	6.00%		07/25/2036	322,275
3,401,617	JP Morgan Mortgage Trust, Series 2006-S2-3A5	6.25%		07/25/2036	1,228,163
1,786,083	JP Morgan Mortgage Trust, Series 2006-S3-1A2	6.00%		08/25/2036	558,906
7,294,656	JP Morgan Mortgage Trust, Series 2006-S3-1A21 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.50% Cap)	5.85%		08/25/2036	1,613,629
7,294,656	JP Morgan Mortgage Trust, Series 2006-S3-1A22 (-1 x Secured Overnight Financing Rate 1 Month + 7.01%, 7.12% Cap)	1.65	% (f)(h)	08/25/2036	1,218,879

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
832,268	JP Morgan Mortgage Trust, Series 2006-S3-1A9	6.00%		08/25/2036	260,436
5,703,261	JP Morgan Mortgage Trust, Series 2006-S4-A3	6.00%		01/25/2037	2,313,619
2,375,221	JP Morgan Mortgage Trust, Series 2006-S4-A5	6.00%		01/25/2037	967,379
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A8 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.00% Cap)	5.85%		01/25/2037	1,601,117
5,570,913	JP Morgan Mortgage Trust, Series 2006-S4-A9 (-1 x Secured Overnight Financing Rate 1 Month + 6.51%, 6.62% Cap)	1.15	% (f)(h)	01/25/2037	970,376
616,199	JP Morgan Mortgage Trust, Series 2007-A2-2A1	4.66	% (c)	04/25/2037	455,563
2,266,329	JP Morgan Mortgage Trust, Series 2007-A3-3A2M	4.19	% (c)	05/25/2037	2,019,592
6,162,158	JP Morgan Mortgage Trust, Series 2007-S1-2A6	6.00%		03/25/2037	2,569,461
1,725,816	JP Morgan Mortgage Trust, Series 2007-S3-1A1	5.50%		08/25/2037	776,695
3,916,787	JP Morgan Mortgage Trust, Series 2007-S3-1A35	6.00%		08/25/2037	1,923,400
1,691,643	JP Morgan Mortgage Trust, Series 2007-S3-1A64	7.50%		08/25/2037	619,298
659,141	JP Morgan Mortgage Trust, Series 2007-S3-1A9	6.00%		08/25/2037	322,136
3,611,465	JP Morgan Mortgage Trust, Series 2007-S3-1A96	6.00%		08/25/2037	1,765,785
4,116,787	JP Morgan Mortgage Trust, Series 2007-S3-1A97	6.00%		08/25/2037	2,012,972
4,976,659	JP Morgan Resecuritization Trust, Series 2009-4-3A2	6.00	% (a)(c)	02/26/2037	2,464,538
16,376,315	JP Morgan Resecuritization Trust, Series 2009-7-7A1	7.00	% (a)(c)	09/27/2037	7,392,862
7,722,932	JP Morgan Resecuritization Trust, Series 2010-1-1A4	6.00	% (a)	02/26/2037	3,571,245
5,125,240	JP Morgan Resecuritization Trust, Series 2010-1-2A11	7.00	% (a)(c)	01/26/2037	2,360,750
119,071,058	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	103,628,553
28,304,327	Legacy Mortgage Asset Trust, Series 2020-GS1-A2	7.00	% (a)(d)(i)	10/25/2059	27,867,265
27,670,120	Legacy Mortgage Asset Trust, Series 2020-GS2-A2	7.00	% (a)(d)	03/25/2060	26,037,035
24,000,000	Legacy Mortgage Asset Trust, Series 2021-GS4-A2	3.55	% (a)(d)	11/25/2060	23,002,891
4,698,653	Lehman Mortgage Trust, Series 2005-2-2A3B	5.94	% (d)	08/25/2035	4,182,959
1,560,050	Lehman Mortgage Trust, Series 2005-2-3A5	5.50%		12/25/2035	834,788
1,005,738	Lehman Mortgage Trust, Series 2005-2-5A5	5.75%		12/25/2035	698,597
1,830,361	Lehman Mortgage Trust, Series 2005-3-2A1	6.00%		01/25/2036	1,534,953
155,716	Lehman Mortgage Trust, Series 2005-3-2A3	5.50%		01/25/2036	124,765
836,533	Lehman Mortgage Trust, Series 2005-3-2A7	6.00%		01/25/2036	701,460
200,646	Lehman Mortgage Trust, Series 2005-4-2A3A	5.50	% (d)	10/25/2035	266,915
6,838,260	Lehman Mortgage Trust, Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor)	6.07%		02/25/2036	5,926,089
942,964	Lehman Mortgage Trust, Series 2006-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	425,958
2,828,893	Lehman Mortgage Trust, Series 2006-1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.64%, 0.00% Floor, 4.75% Cap)	0.00	% (f)(h)	02/25/2036	192,379
1,939,173	Lehman Mortgage Trust, Series 2006-1-3A1 (Secured Overnight Financing Rate 1 Month + 0.86%, 0.75% Floor, 5.50% Cap)	5.50%		02/25/2036	1,227,638
1,939,173	Lehman Mortgage Trust, Series 2006-1-3A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.64%, 0.00% Floor, 4.75% Cap)	0.00	% (b)(f)(h)	02/25/2036	110,248
1,249,393	Lehman Mortgage Trust, Series 2006-1-3A4	5.50%		02/25/2036	885,508
5,510,760	Lehman Mortgage Trust, Series 2006-3-A3 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.07%		03/25/2036	5,337,410
1,504,773	Lehman Mortgage Trust, Series 2006-4-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 5.29%, 0.00% Floor, 5.40% Cap)	0.00	% (f)(h)	08/25/2036	130,708

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
956,401	Lehman Mortgage Trust, Series 2006-4-1A4	6.00%		08/25/2036	757,592
6,417,348	Lehman Mortgage Trust, Series 2006-5-1A1A (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.89%		04/25/2036	5,342,004
5,464,723	Lehman Mortgage Trust, Series 2006-5-2A1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 7.50% Cap)	5.82%		09/25/2036	819,721
11,382,959	Lehman Mortgage Trust, Series 2006-5-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 7.04%, 7.15% Cap)	1.68	% (f)(h)	09/25/2036	1,254,679
37,256	Lehman Mortgage Trust, Series 2006-5-2A4A	6.39	% (d)	04/25/2036	43,497
5,796,517	Lehman Mortgage Trust, Series 2006-6-3A9	5.50%		10/25/2036	3,958,499
163,767	Lehman Mortgage Trust, Series 2006-6-4A5	6.00%		12/25/2036	154,773
2,773,981	Lehman Mortgage Trust, Series 2006-7-2A2 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		11/25/2036	658,700
10,259,857	Lehman Mortgage Trust, Series 2006-7-2A5 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.08	% (f)(h)	11/25/2036	1,113,700
1,672,895	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x Secured Overnight Financing Rate 1 Month + 30.16%, 30.68% Cap)	5.52	% (h)	01/25/2037	1,662,126
1,817,250	Lehman Mortgage Trust, Series 2006-9-1A5 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 5.75% Cap)	5.75%		01/25/2037	982,678
5,433,290	Lehman Mortgage Trust, Series 2006-9-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.04%, 0.00% Floor, 5.15% Cap)	0.00	% (f)(h)	01/25/2037	400,744
3,435,050	Lehman Mortgage Trust, Series 2006-9-2A1 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor, 7.00% Cap)	5.85%		01/25/2037	727,503
6,196,975	Lehman Mortgage Trust, Series 2006-9-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.51%, 6.62% Cap)	1.15	% (f)(h)	01/25/2037	619,185
7,782,409	Lehman Mortgage Trust, Series 2006-GP3-1A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.87%		06/25/2046	7,048,979
5,822,497	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	1,658,522
19,032,321	Lehman Mortgage Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.68	% (a)	06/25/2037	13,651,416
4,404,405	Lehman Mortgage Trust, Series 2007-1-2A1	7.00	% (c)	02/25/2037	4,340,059
5,630,882	Lehman Mortgage Trust, Series 2007-1-2A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77	% (a)	06/25/2037	3,632,497
9,447,259	Lehman Mortgage Trust, Series 2007-12N-1A3A (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor)	5.87%		07/25/2047	9,110,370
9,409,078	Lehman Mortgage Trust, Series 2007-15N-4A1 (Secured Overnight Financing Rate 1 Month + 1.01%, 0.90% Floor)	6.37%		08/25/2047	7,800,375
1,420,357	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	935,332
2,484,724	Lehman Mortgage Trust, Series 2007-4-2A11 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.80%		05/25/2037	863,610
10,858,117	Lehman Mortgage Trust, Series 2007-4-2A8 (-1 x Secured Overnight Financing Rate 1 Month + 6.56%, 6.67% Cap)	1.20	% (f)(h)	05/25/2037	1,229,265
744,059	Lehman Mortgage Trust, Series 2007-4-2A9 (Secured Overnight Financing Rate 1 Month + 0.44%, 0.33% Floor, 7.00% Cap)	5.80%		05/25/2037	191,382
6,499,755	Lehman Mortgage Trust, Series 2007-5-11A1	4.54	% (c)	06/25/2037	3,652,614
644,399	Lehman Mortgage Trust, Series 2007-5-4A3 (-6 x Secured Overnight Financing Rate 1 Month + 39.39%, 40.08% Cap)	7.26	% (h)	08/25/2036	802,833
609,205	Lehman Mortgage Trust, Series 2007-5-7A3	7.50%		10/25/2036	237,613
69,606	Lehman Mortgage Trust, Series 2007-6-1A8	6.00%		07/25/2037	57,504
5,740,886	Lehman Mortgage Trust, Series 2007-9-2A2	6.50%		10/25/2037	1,550,069
3,212,717	Lehman Mortgage Trust, Series 2008-2-1A6	6.00%		03/25/2038	1,032,238
9,300,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	3.86	% (a)(c)	02/25/2026	8,900,604

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
38,067,921	LHOME Mortgage Trust, Series 2021-RTL2-A1	2.09	% (a)(d)	06/25/2026	37,770,161
13,348,605	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (Secured Overnight Financing Rate 1 Month + 0.69%, 0.58% Floor)	6.05%		03/25/2046	4,827,081
47,843,698	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor)	5.83%		05/25/2046	14,485,555
4,877,111	Long Beach Mortgage Loan Trust, Series 2006-3-2A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		05/25/2046	1,478,127
15,059,178	Long Beach Mortgage Loan Trust, Series 2006-5-2A4 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		06/25/2036	7,119,270
25,401,260	Long Beach Mortgage Loan Trust, Series 2006-6-1A (Secured Overnight Financing Rate 1 Month + 0.40%, 0.29% Floor)	5.76%		07/25/2036	17,734,044
11,640,853	Long Beach Mortgage Loan Trust, Series 2006-WL1-M2 (Secured Overnight Financing Rate 1 Month + 0.79%, 0.68% Floor)	6.15%		01/25/2046	11,176,938
1,717,851	Luminent Mortgage Trust, Series 2005-1-A1 (Secured Overnight Financing Rate 1 Month + 0.63%, 0.52% Floor, 11.50% Cap)	5.99%		11/25/2035	1,619,937
2,284,769	MASTR Adjustable Rate Mortgages Trust, Series 2005-2-2A1	3.60	% (c)	03/25/2035	1,974,349
731,861	MASTR Adjustable Rate Mortgages Trust, Series 2005-6-5A1	3.24	% (c)	07/25/2035	639,769
4,731,895	MASTR Adjustable Rate Mortgages Trust, Series 2007-1-2A1	4.62	% (c)	11/25/2036	2,511,360
6,624,840	MASTR Alternative Loans Trust, Series 2004-9-M2	6.26	% (d)	08/25/2034	4,983,152
1,111,612	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	980,421
50,765	MASTR Alternative Loans Trust, Series 2005-5-2A3	5.50%		07/25/2025	48,017
6,628,355	MASTR Alternative Loans Trust, Series 2005-5-3A1	5.75%		08/25/2035	3,403,140
1,475,752	MASTR Alternative Loans Trust, Series 2005-6-1A5	5.50%		12/25/2035	991,502
1,250,930	MASTR Alternative Loans Trust, Series 2006-3-1A2	6.25%		07/25/2036	694,797
737,185	MASTR Alternative Loans Trust, Series 2007-1-1A5	5.75%		10/25/2036	694,010
3,703,696	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	1,132,308
2,033,652	MASTR Asset Backed Securities Trust, Series 2003-OPT1-M3 (Secured Overnight Financing Rate 1 Month + 4.24%, 4.13% Floor)	9.60%		12/25/2032	1,937,412
6,108,969	MASTR Asset Backed Securities Trust, Series 2006-AM2-A3 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		06/25/2036	5,344,610
8,729,800	MASTR Asset Backed Securities Trust, Series 2007-HE1-A3 (Secured Overnight Financing Rate 1 Month + 0.32%, 0.21% Floor)	5.68%		05/25/2037	8,302,535
13,170,529	MASTR Asset Backed Securities Trust, Series 2007-WMC1-A1 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.62%		01/25/2037	3,703,134
1,426,823	MASTR Asset Securitization Trust, Series 2006-1-1A4	5.75%		05/25/2036	913,968
1,043,654	MASTR Asset Securitization Trust, Series 2006-2-1A11 (Secured Overnight Financing Rate 1 Month + 6.00%, 6.00% Floor)	6.00%		06/25/2036	639,866
2,421,256	MASTR Asset Securitization Trust, Series 2007-1-1A3	6.25%		11/25/2037	1,045,884
13,137,020	MASTR Resecuritization Trust, Series 2008-1-A1	6.00	% (a)(b)(c)	09/27/2037	9,074,434
6,479,863	MASTR Resecuritization Trust, Series 2008-4-A1	6.00	% (a)(c)	06/27/2036	5,152,872
1,161,957	MASTR Seasoned Securitization Trust, Series 2005-2-1A4	6.00%		10/25/2032	1,137,290
463,477	MASTR Seasoned Securitization Trust, Series 2005-2-2A1 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 7.50% Cap)	5.87%		10/25/2032	421,604
19,881,845	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2A (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		04/25/2037	7,750,635
10,195,789	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2B (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor)	5.89%		04/25/2037	3,989,196
14,131,484	Merrill Lynch Alternative Note Asset Trust, Series 2007-A3-A2C (Secured Overnight Financing Rate 1 Month + 0.75%, 0.64% Floor)	6.11%		04/25/2037	5,533,995
12,977,830	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A4 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 7.00% Cap)	5.79%		03/25/2037	3,792,578

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
12,977,830	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A5 (-1 x Secured Overnight Financing Rate 1 Month + 6.57%, 6.68% Cap)	1.21	% (f)(h)	03/25/2037	1,972,821
28,696,086	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR5-1A1	3.49	% (c)	10/25/2047	9,016,293
2,135,287	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1-1A2 (Secured Overnight Financing Rate 1 Month + 3.61%, 3.50% Floor)	8.97%		10/25/2037	1,963,770
17,025,421	Merrill Lynch Mortgage Investors Trust, Series 2005-AR1-M2 (Secured Overnight Financing Rate 1 Month + 1.12%, 1.01% Floor)	6.48%		06/25/2036	13,240,488
7,880,355	Merrill Lynch Mortgage Investors Trust, Series 2006-AR1-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79	% (a)	03/25/2037	2,173,861
694,491	Merrill Lynch Mortgage Investors Trust, Series 2006-F1-1A2	6.00%		04/25/2036	311,372
22,322,314	Merrill Lynch Mortgage Investors Trust, Series 2006-FM1-A1 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	4.44%		04/25/2037	12,911,229
10,313,712	Merrill Lynch Mortgage Investors Trust, Series 2006-HE3-A4 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		06/25/2037	2,578,339
7,550,518	Merrill Lynch Mortgage Investors Trust, Series 2006-HE4-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		07/25/2037	1,767,840
75,178,050	Merrill Lynch Mortgage Investors Trust, Series 2007-HE2-A1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		02/25/2037	35,678,781
8,418,360	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A1 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		04/25/2047	3,430,846
7,182,142	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A3 (Secured Overnight Financing Rate 1 Month + 0.49%, 0.38% Floor)	5.85%		04/25/2047	2,926,986
3,008,307	Merrill Lynch Mortgage Investors Trust, Series 2007-HE3-A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		04/25/2047	1,225,996
49,747,493	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		03/25/2037	36,984,903
15,844,070	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(d)	03/25/2060	15,643,862
16,753,176	Morgan Stanley Capital Trust, Series 2006-HE7-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		09/25/2036	7,165,617
22,230,924	Morgan Stanley Capital Trust, Series 2006-HE7-A2D (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.93%		09/25/2036	9,521,005
13,143,489	Morgan Stanley Capital Trust, Series 2006-NC2-M1 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		02/25/2036	11,911,402
5,702,758	Morgan Stanley Capital Trust, Series 2007-HE4-A1 (Secured Overnight Financing Rate 1 Month + 0.24%, 0.13% Floor)	5.60	% (a)	02/25/2037	2,523,623
24,901,697	Morgan Stanley Home Equity Loan Trust, Series 2007-1-A4 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		12/25/2036	12,144,695
5,104,968	Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2-AFPT (Secured Overnight Financing Rate 1 Month + 0.18%, 0.07% Floor)	5.54%		11/25/2036	1,712,755
609,562	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.75% Cap)	5.75%		12/25/2035	369,862
1,527,235	Morgan Stanley Mortgage Loan Trust, Series 2005-10-1A6	5.75%		12/25/2035	1,037,852
1,835,125	Morgan Stanley Mortgage Loan Trust, Series 2005-10-2A1	5.29	% (c)	12/25/2035	1,680,761
4,548,516	Morgan Stanley Mortgage Loan Trust, Series 2006-11-1A6	6.73	% (d)	08/25/2036	866,550
6,692,344	Morgan Stanley Mortgage Loan Trust, Series 2006-11-2A1	6.00%		08/25/2036	2,910,311
6,624,864	Morgan Stanley Mortgage Loan Trust, Series 2006-16AX-2A2 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		11/25/2036	1,888,934
5,189,095	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A3A	6.15	% (d)	10/25/2046	1,560,501
1,786,966	Morgan Stanley Mortgage Loan Trust, Series 2006-17XS-A6	6.08	% (d)	10/25/2046	441,670

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,726,930	Morgan Stanley Mortgage Loan Trust, Series 2006-2-2A3	5.75%		02/25/2036	1,563,793
15,292,707	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.21	% (c)	06/25/2036	8,537,178
1,497,061	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A4	6.00%		06/25/2036	744,222
1,515,516	Morgan Stanley Mortgage Loan Trust, Series 2006-7-4A7	6.00%		06/25/2036	753,397
2,854,064	Morgan Stanley Mortgage Loan Trust, Series 2007-13-6A1	6.00%		10/25/2037	1,559,096
3,258,101	Morgan Stanley Mortgage Loan Trust, Series 2007-14AR-2A3	3.66	% (c)	10/25/2037	1,868,489
2,868,816	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A3	6.42	% (d)	09/25/2046	635,479
1,902,705	Morgan Stanley Mortgage Loan Trust, Series 2007-1XS-2A4A	6.58	% (d)	09/25/2046	510,738
246,509	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-1A2A	6.12	% (d)	01/25/2047	224,794
5,179,984	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A3S	6.36	% (d)	01/25/2047	1,909,490
3,029,802	Morgan Stanley Mortgage Loan Trust, Series 2007-3XS-2A4S	6.46	% (d)	01/25/2047	1,113,285
3,633,193	Morgan Stanley Re-Remic Trust, Series 2010-R5-4B	0.00	% (a)(d)	06/26/2036	3,262,413
6,010,758	Morgan Stanley Re-Remic Trust, Series 2010-R5-5B	3.35	% (a)(d)	01/26/2037	5,340,073
9,513,484	Morgan Stanley Re-Remic Trust, Series 2010-R9-3C	6.00	% (a)(b)(c)	11/26/2036	7,139,088
2,233	Morgan Stanley Re-Remic Trust, Series 2011-R1-1A	5.94	% (a)(c)	02/26/2037	2,228
7,303,077	Morgan Stanley Re-Remic Trust, Series 2012-R4-1B (Secured Overnight Financing Rate 1 Month + 0.11%)	3.22	% (a)	08/26/2036	5,773,974
6,237,446	Morgan Stanley Re-Remic Trust, Series 2013-R2-1B	3.97	% (a)(b)(c)	10/26/2036	5,196,346
1,539,598	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	4.13	% (a)(c)	01/26/2051	1,521,962
4,964,963	Morgan Stanley Resecuritization Trust, Series 2014-R7-B2	4.13	% (a)(c)(i)	01/26/2051	4,571,765
20,179,884	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	5.69	% (a)(c)	10/25/2060	19,967,814
9,560,537	New Century Alternative Mortgage Loan Trust, Series 2006-ALT1-AF3	6.17	% (c)	07/25/2036	2,058,230
12,167,584	New Century Alternative Mortgage Loan Trust, Series 2006-ALT2-AF5	4.69	% (d)	10/25/2036	2,438,473
17,829,000	New Century Home Equity Loan Trust, Series 2005-4-M5 (Secured Overnight Financing Rate 1 Month + 1.13%, 1.02% Floor, 12.50% Cap)	6.49%		09/25/2035	16,425,412
12,500,000	New Century Home Equity Loan Trust, Series 2006-1-A2C (Secured Overnight Financing Rate 1 Month + 0.67%, 0.56% Floor, 12.50% Cap)	6.03%		05/25/2036	11,268,645
62,504,400	New Residential Mortgage Loan Trust, Series 2020-RPL1-M1	3.25	% (a)(c)	11/25/2059	53,369,907
16,345,550	New Residential Mortgage Loan Trust, Series 2020-RPL1-M2	3.50	% (a)(c)	11/25/2059	13,729,340
224,078	New York Mortgage Trust, Series 2005-2-A (Secured Overnight Financing Rate 1 Month + 0.77%, 0.66% Floor, 10.50% Cap)	6.13%		08/25/2035	201,989
21,583	Nomura Asset Acceptance Corporation, Series 2005-AP1-2A5	5.36	% (d)	02/25/2035	21,154
12,791,798	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A2	6.16	% (c)	05/25/2036	2,492,103
2,599,522	Nomura Asset Acceptance Corporation, Series 2006-AF1-1A3	6.41	% (c)	05/25/2036	505,935
14,123,119	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (c)	01/25/2036	4,405,807
2,387,105	Nomura Asset Acceptance Corporation, Series 2006-AP1-A3	5.65	% (c)	01/25/2036	744,415
1,124,651	Nomura Asset Acceptance Corporation, Series 2006-WF1-A2	5.76	% (c)	06/25/2036	301,799
14,915,854	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	6.30	% (d)	10/25/2036	3,505,531
2,538,488	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.56	% (d)	02/25/2037	697,513
12,652,409	Nomura Home Equity Loan, Inc., Series 2007-1-1A3	6.49	% (d)	02/25/2037	3,477,220
2,812,207	Nomura Resecuritization Trust, Series 2014-1R-6A7	6.40	% (a)(c)	08/26/2036	2,294,337
4,207,502	Nomura Resecuritization Trust, Series 2014-2R-4A9	4.09	% (a)(d)	07/26/2036	3,625,935
7,410,071	Nomura Resecuritization Trust, Series 2015-4R-5A2 (Secured Overnight Financing Rate 1 Month + 0.54%, 0.43% Floor)	3.00	% (a)(b)(i)	03/26/2036	5,215,873

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,203,239	NovaStar Mortgage Funding Trust, Series 2005-3-M4 (Secured Overnight Financing Rate 1 Month + 1.00%, 0.89% Floor, 11.00% Cap)	6.36%		01/25/2036	11,620,062
7,477,807	NovaStar Mortgage Funding Trust, Series 2006-3-A2C (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 11.00% Cap)	5.79%		10/25/2036	3,931,263
40,338,747	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	38,482,080
29,506,513	NRZ Excess Spread-Collateralized Notes, Series 2021-FHT1-A	3.10	% (a)	07/25/2026	27,439,425
9,694,000	OBX Trust, Series 2021-NQM3-M1	2.33	% (a)(c)	07/25/2061	5,316,417
730,447	Option One Mortgage Loan Trust, Series 2004-3-M3 (Secured Overnight Financing Rate 1 Month + 1.09%, 0.98% Floor)	6.45%		11/25/2034	716,018
5,560,649	Option One Mortgage Loan Trust, Series 2007-1-2A3 (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		01/25/2037	3,154,069
52,598,201	Option One Mortgage Loan Trust, Series 2007-6-1A1 (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66%		07/25/2037	45,421,760
10,080,000	People's Choice Home Loan Securities Trust, Series 2005-1-M5 (Secured Overnight Financing Rate 1 Month + 1.61%, 1.50% Floor, 15.00% Cap)	6.97%		01/25/2035	7,473,083
2,960,167	PHH Alternative Mortgage Trust, Series 2007-1-1A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor, 10.10% Cap)	5.79%		02/25/2037	2,188,917
6,659,731	PHH Alternative Mortgage Trust, Series 2007-2-2A1	6.00%		05/25/2037	5,596,785
3,107,539	PHH Alternative Mortgage Trust, Series 2007-2-2A2	6.00%		05/25/2037	2,611,551
196,987	PHH Alternative Mortgage Trust, Series 2007-2-3A1	6.00%		05/25/2037	174,324
33,725,227	PMT Credit Risk Transfer Trust, Series 2019-2R-A (Secured Overnight Financing Rate 1 Month + 3.86%, 2.75% Floor)	9.22	% (a)	05/30/2025	33,778,624
8,524,257	PMT Credit Risk Transfer Trust, Series 2019-3R-A (Secured Overnight Financing Rate 30 Day Average + 3.81%, 2.70% Floor)	9.15	% (a)	10/27/2024	8,544,576
25,507,316	PMT Credit Risk Transfer Trust, Series 2020-1R-A (Secured Overnight Financing Rate 30 Day Average + 3.46%, 2.35% Floor)	8.80	% (a)	02/27/2025	25,438,780
65,500,113	PMT Credit Risk Transfer Trust, Series 2021-1R-A (Secured Overnight Financing Rate 1 Month + 3.01%, 2.90% Floor)	8.37	% (a)	02/27/2024	65,235,427
67,663,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (Secured Overnight Financing Rate 1 Month + 3.11%, 3.12% Floor)	8.47	% (a)	03/25/2026	66,923,322
111,825,784	PR Mortgage Loan Trust, Series 2014-1-APT	5.82	% (a)(c)	10/25/2049	103,046,252
44,022,482	Pretium Mortgage Credit Partners LLC, Series 2021-NPL1-A1	2.24	% (a)(d)	09/27/2060	44,244,175
24,043,570	Pretium Mortgage Credit Partners LLC, Series 2021-NPL5-A1	2.49	% (a)(d)	10/25/2051	23,554,241
15,848,343	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(d)	07/25/2051	15,302,356
30,490,390	Pretium Mortgage Credit Partners LLC, Series 2021-RN4-A1	2.49	% (a)(c)	10/25/2051	29,967,900
4,589,796	Prime Mortgage Trust, Series 2006-DR1-2A1	5.50	% (a)	05/25/2035	3,963,795
2,551,657	Prime Mortgage Trust, Series 2006-DR1-2A2	6.00	% (a)	05/25/2035	1,974,178
57,419,520	Progress Residential Trust, Series 2021-SFR10-E1	3.57	% (a)	12/17/2040	49,922,701
23,828,823	Progress Residential Trust, Series 2021-SFR10-E2	3.67	% (a)	12/17/2040	20,683,416
12,907,279	Progress Residential Trust, Series 2021-SFR10-F	4.61	% (a)	12/17/2040	11,223,055
29,000,000	Progress Residential Trust, Series 2021-SFR2-E1	2.55	% (a)	04/19/2038	26,169,191
20,000,000	Progress Residential Trust, Series 2021-SFR2-E2	2.65	% (a)	04/19/2038	17,994,296
62,271,000	Progress Residential Trust, Series 2021-SFR2-F	3.40	% (a)	04/19/2038	55,873,439
7,000,000	Progress Residential Trust, Series 2021-SFR5-E1	2.21	% (a)	07/17/2038	6,204,632
25,000,000	Progress Residential Trust, Series 2021-SFR8-E1	2.38	% (a)	10/17/2038	22,221,485
23,900,000	Progress Residential Trust, Series 2021-SFR8-E2	2.53	% (a)	10/17/2038	21,197,830
19,900,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	17,450,119

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,599,486	PRPM LLC, Series 2020-4-A2	6.44	% (a)(d)(i)	10/25/2025	5,604,772
170,504,651	PRPM LLC, Series 2021-10-A1	2.49	% (a)(d)	10/25/2026	164,710,971
84,621,810	PRPM LLC, Series 2021-11-A1	2.49	% (a)(d)	11/25/2026	83,285,039
70,371,784	PRPM LLC, Series 2021-2-A1	2.12	% (a)(c)	03/25/2026	69,665,624
7,100,000	PRPM LLC, Series 2021-2-A2	3.77	% (a)(c)	03/25/2026	6,986,579
43,144,302	PRPM LLC, Series 2021-6-A1	1.79	% (a)(d)	07/25/2026	42,007,544
37,969,605	PRPM LLC, Series 2021-7-A1	1.87	% (a)(d)	08/25/2026	36,868,403
1,446,451	RAMP Trust, Series 2004-RS7-A3	5.31	% (c)	07/25/2034	1,220,977
6,804,439	RAMP Trust, Series 2006-RS2-A3A (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 14.00% Cap)	6.07%		03/25/2036	6,642,586
12,278,236	RAMP Trust, Series 2006-RS3-A4 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 14.00% Cap)	6.07%		05/25/2036	10,698,977
12,471,912	RAMP Trust, Series 2006-RS6-A4 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		11/25/2036	9,975,719
11,591,276	RBSGC Structured Trust, Series 2008-B-A1	6.00	% (a)	06/25/2037	10,303,198
1,346,458	RBSSP Resecuritization Trust, Series 2009-12-17A2	5.41	% (a)(c)	10/25/2035	1,312,308
13,802,614	RBSSP Resecuritization Trust, Series 2009-12-20A2	4.86	% (a)(b)(c)	12/25/2035	11,544,121
2,914,861	RBSSP Resecuritization Trust, Series 2010-4-7A2	6.00	% (a)	07/26/2037	1,469,505
54,620,840	Redwood Funding Trust, Series 2019-1-PT	4.97	% (a)(d)	09/27/2024	54,383,535
5,355,649	Renaissance Home Equity Loan Trust, Series 2006-1-AF6	5.75	% (d)	05/25/2036	2,616,259
2,062,139	Renaissance Home Equity Loan Trust, Series 2006-2-AF5	6.25	% (d)	08/25/2036	893,569
17,385,181	Renaissance Home Equity Loan Trust, Series 2006-3-AF3	5.59	% (d)	11/25/2036	6,070,313
18,049,871	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81	% (d)	11/25/2036	6,552,551
2,933,947	Renaissance Home Equity Loan Trust, Series 2006-3-AF5	6.12	% (d)	11/25/2036	1,120,731
10,257,172	Renaissance Home Equity Loan Trust, Series 2006-4-AF4	5.47	% (d)	01/25/2037	3,565,825
20,198,460	Renaissance Home Equity Loan Trust, Series 2006-4-AF5	5.69	% (d)	01/25/2037	7,294,916
8,192,822	Renaissance Home Equity Loan Trust, Series 2007-1-AF1	5.74	% (d)	04/25/2037	2,272,101
5,779,950	Renaissance Home Equity Loan Trust, Series 2007-1-AF1Z	5.35	% (d)	04/25/2037	1,512,912
3,486,895	Renaissance Home Equity Loan Trust, Series 2007-1-AF2	5.51	% (d)	04/25/2037	928,225
5,072,268	Renaissance Home Equity Loan Trust, Series 2007-1-AF3	5.61	% (d)	04/25/2037	1,374,754
2,781,357	Renaissance Home Equity Loan Trust, Series 2007-1-AF4	5.76	% (d)	04/25/2037	773,912
8,232,817	Renaissance Home Equity Loan Trust, Series 2007-1-AF5	5.91	% (d)	04/25/2037	2,349,998
17,696,892	Renaissance Home Equity Loan Trust, Series 2007-2-AF2	5.68	% (d)	06/25/2037	4,682,941
22,755,581	Renaissance Home Equity Loan Trust, Series 2007-2-AF5	6.20	% (d)	06/25/2037	6,677,170
741,670	Reperforming Loan REMIC Trust, Series 2004-R2-1AF1 (Secured Overnight Financing Rate 1 Month + 0.53%, 0.42% Floor, 9.50% Cap)	5.88	% (a)	11/25/2034	662,871
721,644	Reperforming Loan REMIC Trust, Series 2004-R2-1AS	0.68	% (a)(c)(f)	11/25/2034	37,829
228,576	Reperforming Loan REMIC Trust, Series 2005-R1-1AF1 (Secured Overnight Financing Rate 1 Month + 0.47%, 0.36% Floor, 9.50% Cap)	5.83	% (a)	03/25/2035	208,288
227,037	Reperforming Loan REMIC Trust, Series 2005-R1-1AS	0.79	% (a)(c)(f)	03/25/2035	11,264
14,439,879	Residential Accredit Loans, Inc., Series 2005-QA11-4A1	5.37	% (c)	10/25/2035	10,579,435
7,677,916	Residential Accredit Loans, Inc., Series 2005-QA13-2A1	5.18	% (c)	12/25/2035	6,638,607
5,580,372	Residential Accredit Loans, Inc., Series 2005-QA3-CB1	4.13	% (c)	03/25/2035	2,285,401
178,256	Residential Accredit Loans, Inc., Series 2005-QS12-A11 (-11 x Secured Overnight Financing Rate 1 Month + 49.89%, 0.00% Floor, 51.15% Cap)	0.00	% (h)	08/25/2035	170,868
726,272	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	595,205

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,487,025	Residential Accredit Loans, Inc., Series 2005-QS13-2A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.75% Cap)	5.75%		09/25/2035	1,173,622
6,096,804	Residential Accredit Loans, Inc., Series 2005-QS13-2A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.94%, 0.00% Floor, 5.05% Cap)	0.00	% (f)(h)	09/25/2035	292,866
4,894,515	Residential Accredit Loans, Inc., Series 2005-QS14-2A1	6.00%		09/25/2035	1,675,458
1,203,041	Residential Accredit Loans, Inc., Series 2005-QS15-2A	6.00%		10/25/2035	1,005,855
1,433,485	Residential Accredit Loans, Inc., Series 2005-QS15-3A	6.00%		10/25/2035	1,202,739
1,320,745	Residential Accredit Loans, Inc., Series 2005-QS16-A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 5.50% Cap)	5.50%		11/25/2035	1,064,497
1,320,517	Residential Accredit Loans, Inc., Series 2005-QS16-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.69%, 0.00% Floor, 4.80% Cap)	0.00	% (f)(h)	11/25/2035	41,368
746,918	Residential Accredit Loans, Inc., Series 2005-QS17-A1	6.00%		12/25/2035	649,635
772,864	Residential Accredit Loans, Inc., Series 2005-QS17-A10	6.00%		12/25/2035	672,202
2,164,725	Residential Accredit Loans, Inc., Series 2005-QS17-A11	6.00%		12/25/2035	1,882,779
1,538,618	Residential Accredit Loans, Inc., Series 2005-QS17-A2 (Secured Overnight Financing Rate 1 Month + 0.96%, 0.85% Floor, 6.00% Cap)	6.00%		12/25/2035	1,260,577
1,538,618	Residential Accredit Loans, Inc., Series 2005-QS17-A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.04%, 0.00% Floor, 5.15% Cap)	0.00	% (f)(h)	12/25/2035	71,616
1,238,020	Residential Accredit Loans, Inc., Series 2005-QS17-A6	6.00%		12/25/2035	1,076,773
554,474	Residential Accredit Loans, Inc., Series 2005-QS5-A3	5.70%		04/25/2035	545,026
1,917,470	Residential Accredit Loans, Inc., Series 2006-QS10-A1	6.00%		08/25/2036	1,584,519
589,641	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	480,489
4,389,736	Residential Accredit Loans, Inc., Series 2006-QS11-1A1	6.50%		08/25/2036	3,432,101
1,085,353	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	500,315
1,756,646	Residential Accredit Loans, Inc., Series 2006-QS12-2A18	5.75%		09/25/2036	1,395,191
2,685,687	Residential Accredit Loans, Inc., Series 2006-QS14-A18	6.25%		11/25/2036	2,165,750
1,185,824	Residential Accredit Loans, Inc., Series 2006-QS15-A1	6.50%		10/25/2036	1,002,152
498,900	Residential Accredit Loans, Inc., Series 2006-QS16-A10	6.00%		11/25/2036	380,394
1,774,009	Residential Accredit Loans, Inc., Series 2006-QS16-A11	6.00%		11/25/2036	1,352,814
1,414,053	Residential Accredit Loans, Inc., Series 2006-QS16-A7	6.00%		11/25/2036	1,078,167
559,601	Residential Accredit Loans, Inc., Series 2006-QS16-A8	6.00%		11/25/2036	426,677
221,445	Residential Accredit Loans, Inc., Series 2006-QS16-A9	6.00%		11/25/2036	168,844
1,033,307	Residential Accredit Loans, Inc., Series 2006-QS17-A4	6.00%		12/25/2036	842,552
5,740,609	Residential Accredit Loans, Inc., Series 2006-QS17-A5	6.00%		12/25/2036	4,680,854
589,985	Residential Accredit Loans, Inc., Series 2006-QS1-A6 (-8 x Secured Overnight Financing Rate 1 Month + 41.98%, 42.86% Cap)	0.92	% (h)	01/25/2036	582,572
3,967,504	Residential Accredit Loans, Inc., Series 2006-QS3-1A11	6.00%		03/25/2036	3,373,132
981,817	Residential Accredit Loans, Inc., Series 2006-QS4-A8 (-790 x Secured Overnight Financing Rate 1 Month + 5052.56%, 0.10% Floor, 8.00% Cap)	8.00	% (h)	04/25/2036	837,264
3,883,305	Residential Accredit Loans, Inc., Series 2006-QS4-A9	6.00%		04/25/2036	3,065,717
2,360,238	Residential Accredit Loans, Inc., Series 2006-QS5-A3	6.00%		05/25/2036	1,909,131
7,034,396	Residential Accredit Loans, Inc., Series 2006-QS5-A4	6.00%		05/25/2036	5,689,929
1,200,878	Residential Accredit Loans, Inc., Series 2006-QS6-1A16	6.00%		06/25/2036	924,368

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,742,214	Residential Accredit Loans, Inc., Series 2006-QS6-1A2	6.00%		06/25/2036	1,341,058
3,431,465	Residential Accredit Loans, Inc., Series 2006-QS8-A1	6.00%		08/25/2036	2,802,767
5,950,661	Residential Accredit Loans, Inc., Series 2006-QS8-A5 (-1 x Secured Overnight Financing Rate 1 Month + 5.44%, 5.55% Cap)	0.08	% (f)(h)	08/25/2036	462,895
2,128,618	Residential Accredit Loans, Inc., Series 2006-QS9-1A6 (-1 x Secured Overnight Financing Rate 1 Month + 5.19%, 0.00% Floor, 5.30% Cap)	0.00	% (f)(h)	07/25/2036	119,786
21,087,951	Residential Accredit Loans, Inc., Series 2007-QA5-1A1	5.97	% (c)	09/25/2037	13,497,678
24,622,220	Residential Accredit Loans, Inc., Series 2007-QH5-AII (Secured Overnight Financing Rate 1 Month + 0.57%, 0.46% Floor)	5.93%		06/25/2037	9,981,228
9,653,361	Residential Accredit Loans, Inc., Series 2007-QH7-2A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.07%		08/25/2037	8,709,882
21,913,305	Residential Accredit Loans, Inc., Series 2007-QS10-A1	6.50%		09/25/2037	17,570,625
2,276,226	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,770,430
7,475,081	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x Secured Overnight Financing Rate 1 Month + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (f)(h)	01/25/2037	439,026
752,446	Residential Accredit Loans, Inc., Series 2007-QS1-1A4	6.00%		01/25/2037	583,322
1,799,619	Residential Accredit Loans, Inc., Series 2007-QS1-2A10	6.00%		01/25/2037	1,372,375
2,418,461	Residential Accredit Loans, Inc., Series 2007-QS2-A6	6.25%		01/25/2037	1,962,067
12,495,227	Residential Accredit Loans, Inc., Series 2007-QS3-A1	6.50%		02/25/2037	9,842,349
1,992,442	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	1,543,339
3,316,282	Residential Accredit Loans, Inc., Series 2007-QS4-3A3	6.00%		03/25/2037	2,753,764
1,346,663	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	1,037,719
555,553	Residential Accredit Loans, Inc., Series 2007-QS5-A5 (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor, 7.00% Cap)	5.77%		03/25/2037	397,905
1,845,120	Residential Accredit Loans, Inc., Series 2007-QS5-A8 (-1 x Secured Overnight Financing Rate 1 Month + 6.59%, 6.70% Cap)	1.23	% (f)(h)	03/25/2037	262,625
1,466,614	Residential Accredit Loans, Inc., Series 2007-QS6-A102	5.75%		04/25/2037	1,152,502
471,559	Residential Accredit Loans, Inc., Series 2007-QS6-A13 (-8 x Secured Overnight Financing Rate 1 Month + 54.05%, 55.00% Cap)	9.41	% (h)	04/25/2037	602,248
2,100,077	Residential Accredit Loans, Inc., Series 2007-QS6-A45	5.75%		04/25/2037	1,650,292
3,346,874	Residential Accredit Loans, Inc., Series 2007-QS6-A6	6.25%		04/25/2037	2,710,120
231,158	Residential Accredit Loans, Inc., Series 2007-QS6-A77 (-8 x Secured Overnight Financing Rate 1 Month + 54.88%, 55.83% Cap)	10.25	% (h)	04/25/2037	303,025
5,357,402	Residential Accredit Loans, Inc., Series 2007-QS7-2A1	6.75%		06/25/2037	2,230,535
12,593,960	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	9,847,829
3,860,296	Residential Asset Securities Corporation, Series 2005-KS4-M5 (Secured Overnight Financing Rate 1 Month + 1.31%, 1.80% Floor)	7.27%		05/25/2035	3,808,540
6,213,564	Residential Asset Securities Corporation, Series 2007-EMX1-A13 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor, 14.00% Cap)	5.67%		01/25/2037	6,136,561
4,379,298	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	1,995,571
1,109,448	Residential Asset Securitization Trust, Series 2005-A12-A7 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (f)(h)	11/25/2035	91,898
1,405,296	Residential Asset Securitization Trust, Series 2005-A12-A8 (Secured Overnight Financing Rate 1 Month + 0.66%, 0.55% Floor, 5.50% Cap)	5.50%		11/25/2035	719,717
1,513,581	Residential Asset Securitization Trust, Series 2005-A15-1A7	6.00%		02/25/2036	1,426,537

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,968,481	Residential Asset Securitization Trust, Series 2005-A15-5A3	5.75%		02/25/2036	2,713,097
7,093,234	Residential Asset Securitization Trust, Series 2005-A16-A1	5.00%		02/25/2036	2,791,702
2,799,855	Residential Asset Securitization Trust, Series 2005-A8CB-A11	6.00%		07/25/2035	1,847,467
2,828,415	Residential Asset Securitization Trust, Series 2005-A8CB-A2 (-1 x Secured Overnight Financing Rate 1 Month + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (f)(h)	07/25/2035	176,594
4,929,117	Residential Asset Securitization Trust, Series 2006-A10-A5	6.50%		09/25/2036	1,690,590
644,047	Residential Asset Securitization Trust, Series 2006-A1-1A3	6.00%		04/25/2036	280,493
6,984,010	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,623,456
7,270,221	Residential Asset Securitization Trust, Series 2006-A13-A1	6.25%		12/25/2036	2,610,861
10,250,496	Residential Asset Securitization Trust, Series 2006-A1-3A2	6.00%		04/25/2036	4,837,087
14,023,656	Residential Asset Securitization Trust, Series 2006-A14C-2A6 (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 7.00% Cap)	5.92%		12/25/2036	3,229,490
30,948,106	Residential Asset Securitization Trust, Series 2006-A14C-2A7 (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.08	% (f)(h)	12/25/2036	4,288,578
5,471,283	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	2,320,902
3,812,659	Residential Asset Securitization Trust, Series 2006-A2-A4	6.00%		01/25/2046	1,609,768
3,168,681	Residential Asset Securitization Trust, Series 2006-A2-A9	6.00%		01/25/2046	1,337,871
2,250,431	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,260,987
4,477,529	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x Secured Overnight Financing Rate 1 Month + 27.94%, 28.40% Cap)	6.52	% (b)(h)	01/25/2046	4,731,889
19,262,060	Residential Asset Securitization Trust, Series 2007-A2-1A2	6.00%		04/25/2037	10,385,650
716,380	Residential Asset Securitization Trust, Series 2007-A3-1A2 (-8 x Secured Overnight Financing Rate 1 Month + 45.51%, 46.38% Cap)	4.44	% (h)	04/25/2037	930,837
22,893,375	Residential Asset Securitization Trust, Series 2007-A5-1A4 (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (f)(h)	05/25/2037	1,252,497
5,881,688	Residential Asset Securitization Trust, Series 2007-A5-1A6 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 6.50% Cap)	5.87%		05/25/2037	875,518
4,007,695	Residential Asset Securitization Trust, Series 2007-A5-2A3	6.00%		05/25/2037	2,089,990
1,756,368	Residential Asset Securitization Trust, Series 2007-A5-2A5	6.00%		05/25/2037	915,936
7,497,059	Residential Asset Securitization Trust, Series 2007-A6-1A2	6.00%		06/25/2037	3,939,142
7,757,702	Residential Asset Securitization Trust, Series 2007-A7-A1	6.00%		07/25/2037	3,142,538
34,123,358	Residential Asset Securitization Trust, Series 2007-A7-A2	6.00%		07/25/2037	13,822,902
15,119,340	Residential Asset Securitization Trust, Series 2007-A7-A6	6.00%		07/25/2037	6,124,636
3,680,921	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A1	6.00%		10/25/2036	2,771,390
1,092,723	Residential Funding Mortgage Securities Trust, Series 2006-S5-A12	6.00%		06/25/2036	910,173
74,812	Residential Funding Mortgage Securities Trust, Series 2006-S5-A15	6.00%		06/25/2036	62,314
2,248,527	Residential Funding Mortgage Securities Trust, Series 2006-S9-A1	6.25%		09/25/2036	1,750,772
2,639,367	Residential Funding Mortgage Securities Trust, Series 2007-S1-A7	6.00%		01/25/2037	2,018,736
1,370,633	Residential Funding Mortgage Securities Trust, Series 2007-S2-A1	6.00%		02/25/2037	1,016,284
1,544,169	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	1,144,956
2,882,788	Residential Funding Mortgage Securities Trust, Series 2007-S2-A5	6.00%		02/25/2037	2,137,502
450,484	Residential Funding Mortgage Securities Trust, Series 2007-S2-A9	6.00%		02/25/2037	334,020
1,464,640	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	1,058,330
1,382,448	Residential Funding Mortgage Securities Trust, Series 2007-S4-A1	6.00%		04/25/2037	1,060,400
774,212	Residential Funding Mortgage Securities Trust, Series 2007-S4-A2	6.00%		04/25/2037	593,853

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
10,464,962	Residential Funding Mortgage Securities Trust, Series 2007-S5-A1	6.00%		05/25/2037	8,503,489
3,032,787	Residential Funding Mortgage Securities Trust, Series 2007-S5-A8	6.00%		05/25/2037	2,465,036
1,260,356	Residential Funding Mortgage Securities Trust, Series 2007-S6-2A4	6.00%		06/25/2037	921,126
7,869,686	Residential Funding Mortgage Securities Trust, Series 2007-S7-A20	6.00%		07/25/2037	6,056,926
3,966,253	Residential Funding Mortgage Securities Trust, Series 2007-S8-1A1	6.00%		09/25/2037	2,681,394
239,782	Residential Funding Mortgage Securities Trust, Series 2007-SA1-4A	4.56	% (c)	02/25/2037	219,577
2,673,488	Residential Funding Mortgage Securities Trust, Series 2007-SA2-2A1	4.66	% (c)	04/25/2037	2,224,804
6,300,000	Residential Mortgage Loan Trust, Series 2020-2-M1	3.57	% (a)(c)	05/25/2060	5,522,833
37,936,601	RSFR, Series 2020-1-PT	5.71	% (a)(d)	02/17/2025	36,533,516
59,135,051	RSFR, Series 2021-1-PT	4.75	% (a)(d)	06/19/2026	56,159,730
3,545,838	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC3-A2B (Secured Overnight Financing Rate 1 Month + 0.41%, 0.30% Floor)	5.77%		09/25/2036	1,242,406
5,436,603	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (Secured Overnight Financing Rate 1 Month + 0.25%, 0.14% Floor)	5.61%		04/25/2037	3,668,405
5,313,430	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (Secured Overnight Financing Rate 1 Month + 0.55%, 0.44% Floor)	5.91%		04/25/2037	3,585,161
14,516,434	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR4-A2B (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		05/25/2037	8,810,502
185,109,091	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	0.97	% (a)(c)	02/25/2054	156,857,760
50,893	Sequoia Mortgage Trust, Series 2003-4-2A1 (Secured Overnight Financing Rate 1 Month + 0.81%, 0.70% Floor, 11.50% Cap)	6.17%		07/20/2033	46,410
3,403,770	SG Mortgage Securities Trust, Series 2006-FRE1-A1A (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		02/25/2036	3,293,964
2,444,159	SG Mortgage Securities Trust, Series 2006-FRE1-A2C (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01%		02/25/2036	1,233,109
11,238,468	Soundview Home Loan Trust, Series 2007-NS1-M1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor)	5.82%		01/25/2037	10,799,198
3,261,016	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (Secured Overnight Financing Rate 1 Month + 0.26%, 0.15% Floor)	5.62%		06/25/2037	2,153,401
5,781,913	Soundview Home Loan Trust, Series 2007-OPT3-1A1 (Secured Overnight Financing Rate 1 Month + 0.28%, 0.17% Floor)	5.64%		08/25/2037	4,882,522
18,275,470	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor)	6.47%		09/25/2037	12,706,995
42,133,071	Soundview Home Loan Trust, Series 2007-WM1W-2A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	3.73	% (b)(l)	02/25/2037	33,176,082
3,796,745	Specialty Underwriting & Residential Finance Trust, Series 2006-BC2-A2B	4.07	% (d)	02/25/2037	1,374,729
13,089,703	Specialty Underwriting & Residential Finance Trust, Series 2007-AB1-A2C (Secured Overnight Financing Rate 1 Month + 0.36%, 0.25% Floor)	5.72%		03/25/2037	7,130,631
9,826,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH1-M1	3.22	% (a)(c)	01/28/2050	9,492,774
3,398,497	STARM Mortgage Loan Trust, Series 2007-2-1A1	4.16	% (c)	04/25/2037	1,389,204
1,347,787	STARM Mortgage Loan Trust, Series 2007-3-1A1	5.03	% (c)	06/25/2037	864,887
6,329,000	Starwood Mortgage Residential Trust, Series 2021-1-B2	4.52	% (a)(c)	05/25/2065	4,626,893
5,000,000	Starwood Mortgage Residential Trust, Series 2021-2-B1	2.75	% (a)(c)	05/25/2065	3,542,827
7,110,000	Starwood Mortgage Residential Trust, Series 2021-2-B2	3.00	% (a)(c)	05/25/2065	4,504,568

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,103,000	Starwood Mortgage Residential Trust, Series 2021-5-M1	3.25	% (a)(c)	09/25/2066	6,386,996
1,117,713	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	5.23	% (c)	12/25/2035	1,000,166
2,216,371	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12-2A1	4.54	% (c)	01/25/2037	1,579,696
7,406,542	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1-8A1	5.12	% (c)	02/25/2036	4,429,650
1,129,345	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8-4A4	4.77	% (c)	09/25/2036	1,008,227
6,568,371	Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7-1A1 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor)	6.07%		08/25/2037	5,677,835
69,370,244	Structured Asset Investment Loan Trust, Series 2006-3-A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		06/25/2036	44,241,470
8,020,384	Structured Asset Investment Loan Trust, Series 2006-4-A1 (Secured Overnight Financing Rate 1 Month + 0.29%, 0.17% Floor)	5.64%		07/25/2036	4,799,971
20,800,000	Structured Asset Investment Loan Trust, Series 2006-4-A5 (Secured Overnight Financing Rate 1 Month + 0.42%, 0.31% Floor)	5.78%		07/25/2036	7,007,857
8,567,687	Structured Asset Mortgage Investments Trust, Series 2006-AR3-12A2 (Secured Overnight Financing Rate 1 Month + 0.51%, 0.40% Floor, 10.50% Cap)	5.87%		05/25/2036	6,739,501
746,685	Structured Asset Securities Corporation, Series 2003-24A-1A3	6.57	% (c)	07/25/2033	727,519
8,490,864	Structured Asset Securities Corporation, Series 2005-5-3A1	6.00%		04/25/2035	4,655,738
65,507,717	Structured Asset Securities Corporation, Series 2006-BC4-A1 (Secured Overnight Financing Rate 1 Month + 0.43%, 0.32% Floor)	5.79%		12/25/2036	39,011,221
10,589,935	Structured Asset Securities Corporation, Series 2006-BC4-A4 (Secured Overnight Financing Rate 1 Month + 0.45%, 0.34% Floor)	5.81%		12/25/2036	10,175,515
46,901,356	Structured Asset Securities Corporation, Series 2007-4-1A3 (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (a)(f)(h)	03/28/2045	3,027,809
20,127,500	Structured Asset Securities Corporation, Series 2007-BC4-M1 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor)	5.97%		11/25/2037	14,704,524
12,628,996	Structured Asset Securities Corporation, Series 2007-MN1A-A4 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71	% (a)	01/25/2037	7,834,630
14,821,475	Structured Asset Securities Corporation, Series 2007-RF1-1A (Secured Overnight Financing Rate 1 Month + 0.30%, 0.19% Floor)	5.66	% (a)	03/25/2037	11,982,689
201,328	SunTrust Alternative Loan Trust, Series 2005-1F-2A3	5.75%		12/25/2035	182,817
454,398	SunTrust Alternative Loan Trust, Series 2006-1F-1A3	6.00%		04/25/2036	187,978
10,699,904	Terwin Mortgage Trust, Series 2006-7-2A3 (Secured Overnight Financing Rate 1 Month + 0.65%, 0.54% Floor)	6.01	% (a)	08/25/2037	4,667,394
118,315	Thornburg Mortgage Securities Trust, Series 2003-6-A2 (Secured Overnight Financing Rate 1 Month + 1.11%, 1.00% Floor, 11.50% Cap)	6.47%		12/25/2033	112,524
2,415,712	Thornburg Mortgage Securities Trust, Series 2004-4-5A	3.01	% (c)	12/25/2044	2,104,768
4,341,158	Thornburg Mortgage Securities Trust, Series 2007-1-A1	6.86	% (g)	03/25/2037	3,844,352
1,431,778	Thornburg Mortgage Securities Trust, Series 2007-1-A2A	6.86	% (g)	03/25/2037	1,196,839
16,561,258	Toorak Mortgage Corporation Ltd., Series 2021-1-A1	3.24	% (a)(d)	06/25/2024	16,251,879
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-E	3.40	% (a)	03/17/2038	4,762,472
8,900,000	Tricon American Homes Trust, Series 2020-SFR1-D	2.55	% (a)	07/17/2038	8,189,497
1,600,000	Tricon American Homes Trust, Series 2020-SFR1-E	3.54	% (a)	07/17/2038	1,496,009
16,000,000	Tricon Residential Trust, Series 2021-SFR1-B	2.24	% (a)	07/17/2038	14,594,510
13,250,000	Tricon Residential Trust, Series 2021-SFR1-C	2.34	% (a)	07/17/2038	12,084,154

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,250,000	Tricon Residential Trust, Series 2021-SFR1-D	2.59	% (a)	07/17/2038	4,788,105
10,000,000	Tricon Residential Trust, Series 2021-SFR1-E2	2.89	% (a)	07/17/2038	9,041,105
11,300,000	Tricon Residential Trust, Series 2021-SFR1-F	3.69	% (a)	07/17/2038	10,152,755
3,892,721	VCAT LLC, Series 2021-NPL3-A1	1.74	% (a)(d)	05/25/2051	3,768,541
17,442,101	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(d)	08/25/2051	16,867,159
29,194,173	VCAT LLC, Series 2021-NPL5-A1	1.87	% (a)(d)	08/25/2051	28,700,833
13,026,628	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(d)	09/25/2051	12,760,289
6,824,031	Velocity Commercial Capital Loan Trust, Series 2017-2-AFX	3.07	% (a)(c)	11/25/2047	6,492,781
9,117,359	Velocity Commercial Capital Loan Trust, Series 2018-2-A	4.05	% (a)(c)	10/26/2048	8,745,997
23,855,307	Velocity Commercial Capital Loan Trust, Series 2019-1-A	3.76	% (a)(c)	03/25/2049	22,318,112
2,494,623	Velocity Commercial Capital Loan Trust, Series 2019-1-M4	4.61	% (a)(c)	03/25/2049	1,950,009
8,553,345	Velocity Commercial Capital Loan Trust, Series 2019-2-A	3.13	% (a)(c)	07/25/2049	8,007,436
3,145,466	Velocity Commercial Capital Loan Trust, Series 2019-2-M1	3.26	% (a)(c)	07/25/2049	2,781,899
2,082,402	Velocity Commercial Capital Loan Trust, Series 2020-1-M4	3.54	% (a)(c)	02/25/2050	1,629,172
6,100,000	Verus Securitization Trust, Series 2021-3-M1	2.40	% (a)(c)	06/25/2066	4,053,355
4,588,000	Verus Securitization Trust, Series 2021-4-B1	3.05	% (a)(c)	07/25/2066	2,797,032
2,300,000	Verus Securitization Trust, Series 2021-4-B2	3.81	% (a)(c)	07/25/2066	1,460,540
2,500,000	Verus Securitization Trust, Series 2021-4-M1	2.20	% (a)(c)	07/25/2066	1,478,152
6,651,000	Verus Securitization Trust, Series 2021-5-B1	3.04	% (a)(c)	09/25/2066	4,190,935
9,255,000	Verus Securitization Trust, Series 2021-5-M1	2.33	% (a)(c)	09/25/2066	6,059,044
13,350,087	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(d)	08/25/2051	12,601,374
11,605,977	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(d)	11/27/2051	10,785,791
15,886,801	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(d)	02/27/2051	15,415,149
5,608,166	VOLT LLC, Series 2021-NPL2-A1	1.89	% (a)(d)	02/27/2051	5,439,422
47,718,750	VOLT LLC, Series 2021-NPL3-A1	2.24	% (a)(d)	02/27/2051	46,614,438
6,291,382	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(d)	03/27/2051	6,132,627
20,646,284	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(d)	04/25/2051	19,978,412
1,643,126	VOLT LLC, Series 2021-NPL9-A1	1.99	% (a)(d)	05/25/2051	1,578,427
6,118,792	Voyager Trust, Series 2009-1-SAC3	12.21	% (a)(b)(c)	02/25/2038	4,367,078
1,135,633	Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE2-A4 (Secured Overnight Financing Rate 1 Month + 0.59%, 0.48% Floor)	5.95%		05/25/2036	852,076
19,316,601	Washington Mutual Asset-Backed Certificates Trust, Series 2007-HE2-2A2 (Secured Overnight Financing Rate 1 Month + 0.33%, 0.22% Floor)	5.69%		02/25/2037	5,455,628
3,587,542	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	2,971,113
886,258	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-4-5A1	5.50%		06/25/2035	732,390
376,107	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB12 (-11 x Secured Overnight Financing Rate 1 Month + 49.34%, 0.00% Floor, 50.60% Cap)	0.00	% (h)	07/25/2035	379,396
1,217,926	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-5-CB6 (Secured Overnight Financing Rate 1 Month + 0.71%, 0.60% Floor, 7.50% Cap)	6.07%		07/25/2035	1,038,832
300,409	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-6-2A7	5.50%		08/25/2035	255,550

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,502,012	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB6 (Secured Overnight Financing Rate 1 Month + 1.56%, 1.45% Floor, 6.00% Cap)	6.00%		08/25/2035	3,319,670
318,365	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-2CB7 (-11 x Secured Overnight Financing Rate 1 Month + 48.79%, 0.00% Floor, 50.05% Cap)	0.00	% (h)	08/25/2035	299,087
2,180,142	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7-3CB	6.50%		08/25/2035	1,781,565
4,675,463	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-8-1A2	5.50%		10/25/2035	4,149,795
4,752,656	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-2A2	5.50%		11/25/2035	4,138,756
1,112,482	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-9-CX	5.50	% (f)	11/25/2035	196,746
4,708,776	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR19-B1 (Secured Overnight Financing Rate 1 Month + 1.16%, 1.05% Floor, 10.50% Cap)	6.52%		12/25/2045	3,921,486
4,187,385	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-2CB1	7.00%		02/25/2036	2,962,482
1,456,757	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	1,321,049
736,221	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A2	5.75%		02/25/2036	664,983
625,726	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A7	5.75%		02/25/2036	565,482
1,921,062	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-3-3CB4	6.00%		04/25/2036	1,601,538
1,096,782	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-1A8	5.75%		07/25/2036	830,323
2,469,997	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB1	6.00%		07/25/2036	1,649,920
4,486,554	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-2CB6	6.00%		07/25/2036	2,996,949
12,965,490	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A3	6.72	% (d)	07/25/2036	3,232,015
5,403,035	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-5-3A5	6.95	% (d)	07/25/2036	1,345,899
7,696,735	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A4	4.16	% (d)	10/25/2036	2,698,785
2,845,459	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-9-A7	4.28	% (d)	10/25/2036	911,995
5,525,562	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-1A1	4.47	% (c)	09/25/2036	4,613,842
3,715,441	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR10-A1 (Secured Overnight Financing Rate 1 Month + 0.31%, 0.20% Floor)	5.67%		12/25/2036	1,804,722
5,629,015	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor)	5.85%		11/25/2046	4,775,472
5,070,491	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor)	5.96%		06/25/2046	3,449,342
4,658,381	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor)	6.00%		06/25/2046	3,636,937

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,291,686	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor)	5.99%		06/25/2046	2,847,877
446,388	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR6-2A3	4.54	% (c)	08/25/2036	382,710
7,021,653	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A6	6.00%		04/25/2037	5,596,075
2,132,258	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A2	6.00%		04/25/2037	1,799,280
2,965,206	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A3	6.00%		04/25/2037	2,500,422
2,202,953	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-4-1A1	5.50%		06/25/2037	2,067,656
158,851	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x Secured Overnight Financing Rate 1 Month + 38.79%, 39.48% Cap)	6.66	% (h)	06/25/2037	180,426
3,971,269	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A6	6.00%		06/25/2037	3,510,231
7,610,917	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE1-2A2 (Secured Overnight Financing Rate 1 Month + 0.22%, 0.22% Floor)	5.58%		01/25/2037	3,552,934
14,257,318	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HE4-1A (Secured Overnight Financing Rate 1 Month + 0.28%, 0.28% Floor)	5.64%		07/25/2047	10,281,977
4,676,871	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3-4A1	4.31	% (c)	03/25/2037	4,233,938
7,466,895	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY5-1A1	3.67	% (c)	05/25/2037	6,409,152
5,486,790	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-OC1-A2 (Secured Overnight Financing Rate 1 Month + 0.35%, 0.24% Floor)	5.71%		01/25/2047	4,950,937
496,839	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A10	6.00%		03/25/2037	433,356
2,181,510	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A3	6.00%		03/25/2037	1,902,770
1,880,939	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A5	6.00%		03/25/2037	1,640,604
3,082,764	Wells Fargo Alternative Loan Trust, Series 2007-PA1-A6	6.00%		03/25/2037	2,688,868
11,600,080	Wells Fargo Alternative Loan Trust, Series 2007-PA2-1A1	6.00%		06/25/2037	10,530,639
2,009,362	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A1 (Secured Overnight Financing Rate 1 Month + 0.46%, 0.35% Floor, 7.00% Cap)	5.82%		06/25/2037	1,438,065
2,960,101	Wells Fargo Alternative Loan Trust, Series 2007-PA2-3A2 (-1 x Secured Overnight Financing Rate 1 Month + 6.54%, 6.65% Cap)	1.18	% (f)(h)	06/25/2037	199,048
236,784	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	201,101
4,138,234	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A1	6.00%		07/25/2037	3,584,424
1,644,147	Wells Fargo Alternative Loan Trust, Series 2007-PA3-2A4	6.00%		07/25/2037	1,424,114
2,763,330	Wells Fargo Alternative Loan Trust, Series 2007-PA3-3A1	6.25%		07/25/2037	2,350,895
21,532,686	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	18,562,112
3,988,299	Wells Fargo Alternative Loan Trust, Series 2007-PA6-A1	5.67	% (c)	12/28/2037	3,574,174
1,432,498	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12-1A1	6.09	% (c)	09/25/2036	1,278,184
642,402	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13-A2	6.18	% (c)	09/25/2036	607,065
737,947	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.77	% (c)	04/25/2036	693,798

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,125,874	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	1,006,617
78,302	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A32	5.75%		06/25/2037	69,255
2,535,386	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A34	6.00%		06/25/2037	2,266,828
686,706	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A36	6.00%		06/25/2037	613,948
233,538	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A43 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.97%		06/25/2037	196,947
638,021	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A49	6.00%		06/25/2037	570,439
270,104	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A8 (Secured Overnight Financing Rate 1 Month + 0.61%, 0.50% Floor, 7.00% Cap)	5.97%		06/25/2037	227,784
121,849	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A9 (-6 x Secured Overnight Financing Rate 1 Month + 38.31%, 39.00% Cap)	6.18	% (h)	06/25/2037	133,153
10,604,033	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR9-A1	6.04	% (c)	12/28/2037	9,347,448

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $10,465,627,508)					8,394,975,872

US Government and Agency Mortgage Backed Obligations - 50.5%
1,920,031	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C03490	4.50%		08/01/2040	1,921,033
13,252,578	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91388	3.50%		02/01/2032	12,804,148
6,826,331	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91403	3.50%		03/01/2032	6,595,319
6,913,902	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91413	3.50%		12/01/2031	6,679,855
3,523,484	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91417	3.50%		01/01/2032	3,404,271
14,179,978	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91447	3.50%		05/01/2032	13,700,023
5,431,742	Federal Home Loan Mortgage Corporation Pass-Thru, Pool C91596	3.00%		02/01/2033	5,145,361
2,600,699	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98901	3.50%		01/01/2032	2,512,702
5,705,424	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D98923	3.50%		01/01/2032	5,512,396
6,840,403	Federal Home Loan Mortgage Corporation Pass-Thru, Pool D99724	3.00%		11/01/2032	6,480,117
6,307,139	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	6,420,528
1,305,129	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	1,328,653
5,135,728	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07801	4.00%		10/01/2044	4,967,551
11,044,001	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07862	4.00%		01/01/2044	10,746,097
12,046,084	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G07905	4.00%		01/01/2042	11,746,149
24,338,888	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08534	3.00%		06/01/2043	22,411,841
7,870,470	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	7,247,314
14,396,755	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08614	3.00%		11/01/2044	13,184,419
16,784,719	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08619	3.00%		12/01/2044	15,371,215
21,415,389	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	19,612,754
40,594,416	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08626	3.00%		02/01/2045	37,177,427
20,647,447	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08631	3.00%		03/01/2045	18,909,463
58,481,108	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08635	3.00%		04/01/2045	53,558,443
17,838,184	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08653	3.00%		07/01/2045	16,336,536
10,347,000	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08658	3.00%		08/01/2045	9,475,946
11,725,354	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08670	3.00%		10/01/2045	10,734,591
138,310,395	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08675	3.00%		11/01/2045	126,623,626
56,802,820	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08680	3.00%		12/01/2045	51,967,894
23,780,369	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	21,756,879

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
53,133,190	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08692	3.00%	02/01/2046	48,595,452
16,892,607	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08705	3.00%	05/01/2046	15,423,732
19,541,580	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08715	3.00%	08/01/2046	17,824,159
1,027,714	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08800	3.50%	02/01/2048	960,820
10,325,954	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G16072	3.00%	02/01/2032	9,893,116
23,386,875	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60251	3.50%	10/01/2045	21,865,234
60,310,598	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G60393	3.50%	01/01/2046	56,633,189
7,498,702	Federal Home Loan Mortgage Corporation Pass-Thru, Pool J22834	2.50%	03/01/2028	7,217,033
21,451,644	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13637	3.00%	11/01/2042	19,762,431
21,389,083	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q13638	3.00%	11/01/2042	19,695,939
37,046,088	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q16672	3.00%	03/01/2043	34,113,038
2,388,174	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q23595	4.00%	12/01/2043	2,327,201
2,717,129	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24052	4.00%	01/01/2044	2,629,289
2,244,194	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24172	4.00%	01/01/2044	2,185,279
2,501,151	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q24979	4.00%	02/01/2044	2,417,437
9,648,853	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q31596	3.50%	02/01/2045	9,021,063
4,150,017	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32861	3.50%	04/01/2045	3,879,993
9,985,427	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q32921	3.50%	04/01/2045	9,335,696
10,992,829	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q39502	3.50%	03/01/2046	10,303,534
24,346,622	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q44073	3.00%	09/01/2046	22,154,046
15,052,744	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7965	2.00%	09/01/2051	11,907,870
14,196,636	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QU7970	2.00%	09/01/2051	11,195,263
49,017,539	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3515	2.50%	09/01/2050	41,916,283
13,816,482	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA3722	2.50%	10/01/2050	11,935,070
20,661,530	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4218	2.50%	12/01/2050	17,811,993
15,851,400	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA4968	2.50%	04/01/2046	13,762,298
59,350,083	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RA5267	3.00%	05/01/2051	52,799,450
74,450,976	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5089	1.50%	12/01/2040	62,022,432
8,221,132	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5106	2.50%	03/01/2041	7,323,298
85,086,107	Federal Home Loan Mortgage Corporation Pass-Thru, Pool RB5110	1.50%	05/01/2041	70,692,487
15,805,553	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%	04/01/2047	14,440,031
32,576,026	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%	11/01/2050	27,510,786
45,684,056	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0715	2.00%	09/01/2051	38,340,014
60,182,632	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1914	4.00%	10/01/2052	56,980,238
25,220,358	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD1966	4.00%	11/01/2052	23,864,565
64,960,322	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2120	3.00%	10/01/2051	57,838,139
39,761,300	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2386	3.50%	06/01/2052	36,717,252
23,751,568	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD2759	5.50%	05/01/2053	24,046,161
54,921,829	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD3454	5.50%	08/01/2053	55,563,930
198,264,985	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7534	2.50%	02/01/2051	172,284,930
83,260,538	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8152	3.00%	06/01/2051	73,826,278
3,188,213	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8168	3.00%	09/01/2051	2,825,629
8,894,347	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8169	3.50%	09/01/2051	8,184,452
39,974,903	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8214	3.50%	05/01/2052	36,692,814

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
41,118,667	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SE9043	2.00%		09/01/2051	32,527,818
967,174	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60392	4.00%		10/01/2041	911,724
1,355,752	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60681	4.00%		05/01/2042	1,303,870
5,464,601	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60782	3.50%		07/01/2042	5,052,822
6,533,693	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60853	3.50%		09/01/2042	6,041,363
6,312,390	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	5,836,750
1,030,694	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65110	3.50%		10/01/2042	958,147
6,855,737	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T65492	3.00%		06/01/2048	6,045,660
549,395	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69016	5.00%		06/01/2041	543,677
10,731,349	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T69050	3.50%		05/01/2046	9,887,548
134,119	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	129,735
1,288,616	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U99125	3.00%		01/01/2043	1,178,072
49,567,371	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V81821	3.00%		08/01/2045	45,394,980
14,128,988	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82117	3.00%		12/01/2045	12,935,135
11,691,966	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82209	3.50%		02/01/2046	10,982,756
6,638,973	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V82248	3.50%		03/01/2046	6,207,019
78,327,481	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Z40117	3.00%		04/01/2045	71,963,803
6,582,917	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZS4750	3.00%		01/01/2048	5,931,595
14,399,234	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	13,073,339
382,483	Federal Home Loan Mortgage Corporation REMICS, Series 2519-ZD	5.50%		11/15/2032	382,985
204,809	Federal Home Loan Mortgage Corporation REMICS, Series 2596-ZL	5.00%		04/15/2033	204,679
142,832	Federal Home Loan Mortgage Corporation REMICS, Series 2684-ZN	4.00%		10/15/2033	137,964
875,562	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	875,578
2,534,760	Federal Home Loan Mortgage Corporation REMICS, Series 2825-PZ	5.50%		07/15/2034	2,563,838
1,515,308	Federal Home Loan Mortgage Corporation REMICS, Series 2898-JZ	5.00%		12/15/2034	1,519,877
3,699,327	Federal Home Loan Mortgage Corporation REMICS, Series 2899-AZ	5.00%		12/15/2034	3,715,904
2,042,719	Federal Home Loan Mortgage Corporation REMICS, Series 2909-Z	5.00%		12/15/2034	2,052,490
4,136,762	Federal Home Loan Mortgage Corporation REMICS, Series 2932-Z	5.00%		02/15/2035	4,162,093
1,599,714	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (f)(h)	07/15/2035	120,111
986,380	Federal Home Loan Mortgage Corporation REMICS, Series 3030-SL (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (f)(h)	09/15/2035	70,985
358,057	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.62%, 6.73% Cap)	1.28	% (f)(h)	10/15/2035	31,795
2,619,744	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	2,649,436
393,793	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	374,088
1,310,340	Federal Home Loan Mortgage Corporation REMICS, Series 3174-PZ	5.00%		01/15/2036	1,320,564

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
329,002	Federal Home Loan Mortgage Corporation REMICS, Series 3187-JZ	5.00%		07/15/2036	331,712
917,745	Federal Home Loan Mortgage Corporation REMICS, Series 3188-ZK	5.00%		07/15/2036	922,986
1,422,439	Federal Home Loan Mortgage Corporation REMICS, Series 3203-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.39%, 6.50% Cap)	1.05	% (f)(h)	08/15/2036	118,591
1,853,237	Federal Home Loan Mortgage Corporation REMICS, Series 3203-Z	5.00%		07/15/2036	1,845,032
2,936,467	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	2,923,466
1,895,613	Federal Home Loan Mortgage Corporation REMICS, Series 3261-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.32%, 6.43% Cap)	0.98	% (f)(h)	01/15/2037	166,837
1,713,157	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.97%, 6.08% Cap)	0.63	% (f)(h)	02/15/2037	125,873
374,763	Federal Home Loan Mortgage Corporation REMICS, Series 3315-HZ	6.00%		05/15/2037	377,285
1,296,756	Federal Home Loan Mortgage Corporation REMICS, Series 3326-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (f)(h)	06/15/2037	118,364
334,242	Federal Home Loan Mortgage Corporation REMICS, Series 3351-ZC	5.50%		07/15/2037	343,062
4,278,503	Federal Home Loan Mortgage Corporation REMICS, Series 3355-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (f)(h)	08/15/2037	361,311
190,820	Federal Home Loan Mortgage Corporation REMICS, Series 3369-Z	6.00%		09/15/2037	193,689
528,025	Federal Home Loan Mortgage Corporation REMICS, Series 3405-ZG	5.50%		01/15/2038	524,124
241,998	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.07%, 6.18% Cap)	0.73	% (f)(h)	02/15/2038	17,283
833,297	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.20	% (f)(h)	03/15/2038	48,912
136,836	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.54%, 5.65% Cap)	0.20	% (f)(h)	03/15/2038	7,791
221,110	Federal Home Loan Mortgage Corporation REMICS, Series 3451-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.92%, 6.03% Cap)	0.58	% (f)(h)	02/15/2037	14,845
151,857	Federal Home Loan Mortgage Corporation REMICS, Series 3455-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.95%, 6.06% Cap)	0.61	% (f)(h)	06/15/2038	10,230
67,233	Federal Home Loan Mortgage Corporation REMICS, Series 3473-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 5.96%, 6.07% Cap)	0.62	% (f)(h)	07/15/2038	4,902
1,518,217	Federal Home Loan Mortgage Corporation REMICS, Series 3484-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 5.74%, 5.85% Cap)	0.40	% (f)(h)	08/15/2038	92,282
2,146,457	Federal Home Loan Mortgage Corporation REMICS, Series 3519-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.44%, 5.55% Cap)	0.10	% (f)(h)	02/15/2038	123,690
669,035	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.16	% (c)(f)(j)	06/15/2038	625,625

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
59,194	Federal Home Loan Mortgage Corporation REMICS, Series 3530-GZ	4.50	% (i)	05/15/2039	55,028
1,959,568	Federal Home Loan Mortgage Corporation REMICS, Series 3541-EI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (f)(h)	06/15/2039	199,825
136,938	Federal Home Loan Mortgage Corporation REMICS, Series 3545-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(h)	06/15/2039	10,291
56,966	Federal Home Loan Mortgage Corporation REMICS, Series 3549-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.69%, 5.80% Cap)	0.35	% (f)(h)	07/15/2039	4,203
2,450,733	Federal Home Loan Mortgage Corporation REMICS, Series 3577-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 7.09%, 7.20% Cap)	1.75	% (f)(h)	08/15/2035	267,339
798,492	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	10/15/2049	68,967
761,945	Federal Home Loan Mortgage Corporation REMICS, Series 3583-GB	4.50%		10/15/2039	756,634
1,308,035	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.90	% (f)(h)	03/15/2032	63,513
2,210,097	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	2,242,654
3,249,272	Federal Home Loan Mortgage Corporation REMICS, Series 3641-Z	5.50%		02/15/2036	3,296,997
3,005,175	Federal Home Loan Mortgage Corporation REMICS, Series 3654-ZB	5.50%		11/15/2037	3,048,820
7,154,988	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	7,258,889
384,345	Federal Home Loan Mortgage Corporation REMICS, Series 3667-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (f)(h)	05/15/2040	28,885
2,586,724	Federal Home Loan Mortgage Corporation REMICS, Series 3702-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (f)(h)	08/15/2032	116,244
1,387,308	Federal Home Loan Mortgage Corporation REMICS, Series 3704-EI	5.00	% (f)	12/15/2036	199,468
1,265,491	Federal Home Loan Mortgage Corporation REMICS, Series 3712-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 0.00% Floor, 25.00% Cap)	0.00	% (h)	08/15/2040	1,292,180
1,801,822	Federal Home Loan Mortgage Corporation REMICS, Series 3724-CM	5.50%		06/15/2037	1,847,288
5,724,117	Federal Home Loan Mortgage Corporation REMICS, Series 3726-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (f)(h)	09/15/2040	537,910
186,682	Federal Home Loan Mortgage Corporation REMICS, Series 3741-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 9.77%, 0.00% Floor, 10.00% Cap)	0.00	% (h)	10/15/2040	149,464
4,674,509	Federal Home Loan Mortgage Corporation REMICS, Series 3752-BS (-2 x Secured Overnight Financing Rate 30 Day Average + 9.77%, 0.00% Floor, 10.00% Cap)	0.00	% (h)	11/15/2040	3,666,878
12,838,025	Federal Home Loan Mortgage Corporation REMICS, Series 3768-ZX	5.00%		12/15/2040	12,964,751
1,687,627	Federal Home Loan Mortgage Corporation REMICS, Series 3771-AL	4.00%		12/15/2030	1,659,508

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,424,241	Federal Home Loan Mortgage Corporation REMICS, Series 3779-BY	3.50%		12/15/2030	4,280,449
13,335,906	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	13,136,063
5,010,375	Federal Home Loan Mortgage Corporation REMICS, Series 3779-LB	4.00%		12/15/2030	4,926,898
1,197,002	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	1,158,099
4,183,347	Federal Home Loan Mortgage Corporation REMICS, Series 3783-AC	4.00%		01/15/2031	4,113,892
2,984,617	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x Secured Overnight Financing Rate 30 Day Average + 9.27%, 0.00% Floor, 9.50% Cap)	0.00	% (h)	01/15/2041	2,312,495
3,484,633	Federal Home Loan Mortgage Corporation REMICS, Series 3788-AY	3.50%		01/15/2031	3,371,187
468,845	Federal Home Loan Mortgage Corporation REMICS, Series 3790-Z	4.00%		01/15/2041	448,752
10,078,671	Federal Home Loan Mortgage Corporation REMICS, Series 3800-VZ	4.50%		02/15/2041	9,916,187
1,339,128	Federal Home Loan Mortgage Corporation REMICS, Series 3803-ZM	4.00%		02/15/2041	1,281,793
14,972,269	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	15,129,942
4,813,872	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	4,657,108
4,064,393	Federal Home Loan Mortgage Corporation REMICS, Series 3812-EY	3.50%		02/15/2031	3,931,958
1,412,682	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	1,390,200
3,230,760	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	3,265,395
10,153,900	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	9,823,167
3,350,433	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x Secured Overnight Financing Rate 30 Day Average + 12.86%, 0.00% Floor, 13.20% Cap)	0.00	% (h)	02/15/2041	2,581,174
4,124,687	Federal Home Loan Mortgage Corporation REMICS, Series 3829-VZ	4.00%		03/15/2041	3,965,676
7,333,258	Federal Home Loan Mortgage Corporation REMICS, Series 3843-PZ	5.00%		04/15/2041	7,405,511
10,545,310	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	10,658,919
3,559,936	Federal Home Loan Mortgage Corporation REMICS, Series 3870-PB	4.50%		06/15/2041	3,473,582
16,220,517	Federal Home Loan Mortgage Corporation REMICS, Series 3871-LZ	5.50%		06/15/2041	16,498,102
4,830,501	Federal Home Loan Mortgage Corporation REMICS, Series 3872-BA	4.00%		06/15/2041	4,685,062
2,685,883	Federal Home Loan Mortgage Corporation REMICS, Series 3877-EY	4.50%		06/15/2041	2,655,109
882,875	Federal Home Loan Mortgage Corporation REMICS, Series 3877-GY	4.50%		06/15/2041	872,802
7,221,258	Federal Home Loan Mortgage Corporation REMICS, Series 3877-ZU	4.50%		06/15/2041	7,100,584

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,126,033	Federal Home Loan Mortgage Corporation REMICS, Series 3900-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.86%, 5.97% Cap)	0.52	% (f)(h)	07/15/2041	166,530
9,066,621	Federal Home Loan Mortgage Corporation REMICS, Series 3901-VZ	4.00%		07/15/2041	8,722,898
14,824,587	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	14,946,321
2,125,382	Federal Home Loan Mortgage Corporation REMICS, Series 3910-ZE	5.00%		10/15/2034	2,134,076
3,306,141	Federal Home Loan Mortgage Corporation REMICS, Series 3919-KL	4.50%		09/15/2041	3,267,459
10,864,649	Federal Home Loan Mortgage Corporation REMICS, Series 3919-ZJ	4.00%		09/15/2041	10,424,911
580,089	Federal Home Loan Mortgage Corporation REMICS, Series 3942-JZ	4.00%		10/15/2041	554,350
3,591,637	Federal Home Loan Mortgage Corporation REMICS, Series 3944-AZ	4.00%		10/15/2041	3,433,032
1,454,946	Federal Home Loan Mortgage Corporation REMICS, Series 3946-SM (-3 x Secured Overnight Financing Rate 30 Day Average + 14.36%, 0.00% Floor, 14.70% Cap)	0.00	% (h)	10/15/2041	1,261,028
9,333,072	Federal Home Loan Mortgage Corporation REMICS, Series 3969-AB	4.00%		10/15/2033	9,051,703
1,772,342	Federal Home Loan Mortgage Corporation REMICS, Series 3982-AZ	3.50%		01/15/2042	1,621,810
42,440,354	Federal Home Loan Mortgage Corporation REMICS, Series 3990-ZA	3.50%		01/15/2042	39,845,946
2,742,880	Federal Home Loan Mortgage Corporation REMICS, Series 3999-EZ	4.00%		02/15/2042	2,620,719
18,199,114	Federal Home Loan Mortgage Corporation REMICS, Series 3999-ZB	4.00%		02/15/2042	17,420,529
30,995,486	Federal Home Loan Mortgage Corporation REMICS, Series 4016-KZ	4.00%		03/15/2042	29,700,637
372,064	Federal Home Loan Mortgage Corporation REMICS, Series 4050-ND	2.50%		09/15/2041	361,093
59,928,883	Federal Home Loan Mortgage Corporation REMICS, Series 4084-TZ	4.00%		07/15/2042	57,295,722
41,395,628	Federal Home Loan Mortgage Corporation REMICS, Series 4097-ZA	3.50%		08/15/2042	38,254,606
43,592,973	Federal Home Loan Mortgage Corporation REMICS, Series 4109-GE	4.50%		10/15/2041	43,079,871
11,939,073	Federal Home Loan Mortgage Corporation REMICS, Series 4116-AP	1.35%		08/15/2042	10,226,737
3,615,863	Federal Home Loan Mortgage Corporation REMICS, Series 4121-AV	3.00%		12/15/2035	3,450,713
14,024,849	Federal Home Loan Mortgage Corporation REMICS, Series 4160-HP	2.50%		01/15/2033	13,335,727
16,648,659	Federal Home Loan Mortgage Corporation REMICS, Series 4162-ZJ	3.00%		02/15/2033	15,501,155
46,826,009	Federal Home Loan Mortgage Corporation REMICS, Series 4174-Z	3.50%		03/15/2043	42,739,999
68,511,265	Federal Home Loan Mortgage Corporation REMICS, Series 4179-AZ	4.00%		01/15/2041	65,785,544
9,647,621	Federal Home Loan Mortgage Corporation REMICS, Series 4183-ZB	3.00	% (i)	03/15/2043	7,731,605

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,436,348	Federal Home Loan Mortgage Corporation REMICS, Series 4186-ZJ	3.00	% (i)	03/15/2033	3,119,220
8,634,494	Federal Home Loan Mortgage Corporation REMICS, Series 4189-ML	3.00%		04/15/2038	8,088,276
40,143,373	Federal Home Loan Mortgage Corporation REMICS, Series 4212-US (-1 x Secured Overnight Financing Rate 30 Day Average + 5.26%, 0.00% Floor, 5.40% Cap)	0.00	% (h)	06/15/2043	27,830,714
19,309,604	Federal Home Loan Mortgage Corporation REMICS, Series 4223-US (-1 x Secured Overnight Financing Rate 30 Day Average + 5.29%, 0.00% Floor, 5.43% Cap)	0.00	% (h)	07/15/2043	13,728,491
23,180,977	Federal Home Loan Mortgage Corporation REMICS, Series 4223-ZV	4.00%		07/15/2043	22,214,616
5,572,998	Federal Home Loan Mortgage Corporation REMICS, Series 4229-TZ	3.00%		06/15/2043	5,132,154
28,587,635	Federal Home Loan Mortgage Corporation REMICS, Series 4229-ZA	4.00%		07/15/2043	27,386,539
8,852,526	Federal Home Loan Mortgage Corporation REMICS, Series 4249-CS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.56%, 4.65% Cap)	0.57	% (h)	09/15/2043	6,646,649
19,434,120	Federal Home Loan Mortgage Corporation REMICS, Series 4250-BZ	3.00%		09/15/2033	18,162,987
9,094,553	Federal Home Loan Mortgage Corporation REMICS, Series 4267-BZ	4.00%		10/15/2040	8,734,923
21,679,707	Federal Home Loan Mortgage Corporation REMICS, Series 4283-ZL	3.00%		08/15/2033	20,537,343
11,099,612	Federal Home Loan Mortgage Corporation REMICS, Series 4341-AZ	3.00%		05/15/2044	9,996,792
8,568,346	Federal Home Loan Mortgage Corporation REMICS, Series 4341-ZA	3.00%		05/15/2044	7,727,744
18,795,156	Federal Home Loan Mortgage Corporation REMICS, Series 4355-ZX	4.00%		05/15/2044	17,953,770
17,856,012	Federal Home Loan Mortgage Corporation REMICS, Series 4376-GZ	3.00	% (i)	08/15/2044	15,517,648
56,768,580	Federal Home Loan Mortgage Corporation REMICS, Series 4377-LZ	3.00	% (i)	08/15/2044	49,625,066
1,444,590	Federal Home Loan Mortgage Corporation REMICS, Series 4379-KA	3.00%		08/15/2044	1,358,464
31,030,648	Federal Home Loan Mortgage Corporation REMICS, Series 4384-ZY	3.00	% (i)	09/15/2044	27,274,587
157,268,803	Federal Home Loan Mortgage Corporation REMICS, Series 4390-NZ	3.00	% (i)	09/15/2044	137,451,691
12,097,148	Federal Home Loan Mortgage Corporation REMICS, Series 4408-PB	3.00%		04/15/2044	11,356,757
13,040,638	Federal Home Loan Mortgage Corporation REMICS, Series 4427-CE	3.00%		02/15/2034	12,686,996
6,821,211	Federal Home Loan Mortgage Corporation REMICS, Series 4427-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.49%, 5.60% Cap)	0.15	% (f)(h)	07/15/2044	413,289
6,181,284	Federal Home Loan Mortgage Corporation REMICS, Series 4429-HA	3.00%		04/15/2034	5,996,807
1,034,301	Federal Home Loan Mortgage Corporation REMICS, Series 4438-B	3.00%		10/15/2043	985,106
11,205,800	Federal Home Loan Mortgage Corporation REMICS, Series 4441-VZ	3.00	% (i)	02/15/2045	9,516,549

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,575,000	Federal Home Loan Mortgage Corporation REMICS, Series 4444-CZ	3.00	% (i)	02/15/2045	28,180,317
21,049,714	Federal Home Loan Mortgage Corporation REMICS, Series 4447-YZ	4.00%		08/15/2043	20,110,863
39,567,797	Federal Home Loan Mortgage Corporation REMICS, Series 4463-ZC	3.00%		04/15/2045	35,550,396
32,412,734	Federal Home Loan Mortgage Corporation REMICS, Series 4467-ZA	3.00	% (i)	04/15/2045	29,135,592
11,722,212	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	11,372,882
10,193,112	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BC	3.00%		12/15/2041	9,889,350
37,094,864	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	34,518,503
49,603,022	Federal Home Loan Mortgage Corporation REMICS, Series 4483-CA	3.00%		06/15/2044	46,715,550
24,538,352	Federal Home Loan Mortgage Corporation REMICS, Series 4483-PA	2.50%		06/15/2045	23,169,845
7,775,201	Federal Home Loan Mortgage Corporation REMICS, Series 4492-GZ	3.50%		07/15/2045	7,120,850
314,210	Federal Home Loan Mortgage Corporation REMICS, Series 4498-PD	2.50%		08/15/2042	311,669
5,473,009	Federal Home Loan Mortgage Corporation REMICS, Series 4500-GO	0.00	% (j)	08/15/2045	4,312,837
10,038,194	Federal Home Loan Mortgage Corporation REMICS, Series 4504-CA	3.00%		04/15/2044	9,510,634
17,783,394	Federal Home Loan Mortgage Corporation REMICS, Series 4527-GA	3.00%		02/15/2044	16,703,866
36,069,312	Federal Home Loan Mortgage Corporation REMICS, Series 4533-AB	3.00%		06/15/2044	33,963,946
32,539,780	Federal Home Loan Mortgage Corporation REMICS, Series 4543-HG	2.70%		04/15/2044	30,475,840
51,263,038	Federal Home Loan Mortgage Corporation REMICS, Series 4573-CA	3.00%		11/15/2044	48,231,219
10,471,186	Federal Home Loan Mortgage Corporation REMICS, Series 4573-DA	3.00%		03/15/2045	9,910,962
10,644,486	Federal Home Loan Mortgage Corporation REMICS, Series 4588-DA	3.00%		02/15/2044	10,098,283
6,136,521	Federal Home Loan Mortgage Corporation REMICS, Series 4629-KA	3.00%		03/15/2045	5,856,056
13,699,513	Federal Home Loan Mortgage Corporation REMICS, Series 4632-MH	4.00%		11/15/2056	12,924,104
36,605,330	Federal Home Loan Mortgage Corporation REMICS, Series 4636-DZ	3.50%		12/15/2046	33,071,902
59,821,279	Federal Home Loan Mortgage Corporation REMICS, Series 4673-KZ	3.50%		03/15/2047	54,010,569
26,878,193	Federal Home Loan Mortgage Corporation REMICS, Series 4679-VZ	3.50%		02/15/2047	24,264,445
5,656,323	Federal Home Loan Mortgage Corporation REMICS, Series 4744-JA	3.00%		09/15/2047	5,132,580
5,559,906	Federal Home Loan Mortgage Corporation REMICS, Series 4744-KA	3.00%		08/15/2046	5,231,291

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,534,000	Federal Home Loan Mortgage Corporation REMICS, Series 4759-NL	3.00%		02/15/2048	18,532,135
8,283,741	Federal Home Loan Mortgage Corporation REMICS, Series 4776-YP	3.50%		02/15/2048	7,526,862
5,497,519	Federal Home Loan Mortgage Corporation REMICS, Series 4791-IO	3.00	% (f)	05/15/2048	821,812
28,936,060	Federal Home Loan Mortgage Corporation REMICS, Series 4791-JT	3.00%		05/15/2048	26,020,110
4,471,434	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LI	3.00	% (f)	05/15/2048	530,578
4,471,434	Federal Home Loan Mortgage Corporation REMICS, Series 4791-LO	0.00	% (j)	05/15/2048	3,330,461
17,733,931	Federal Home Loan Mortgage Corporation REMICS, Series 4791-PO	0.00	% (j)	05/15/2048	13,913,723
12,299,905	Federal Home Loan Mortgage Corporation REMICS, Series 4792-A	3.00%		05/15/2048	11,060,407
7,739,998	Federal Home Loan Mortgage Corporation REMICS, Series 4793-C	3.00%		06/15/2048	6,895,872
7,403,805	Federal Home Loan Mortgage Corporation REMICS, Series 4795-AO	0.00	% (j)	05/15/2048	5,649,362
6,254,500	Federal Home Loan Mortgage Corporation REMICS, Series 4801-OG	0.00	% (j)	06/15/2048	4,891,651
11,213,820	Federal Home Loan Mortgage Corporation REMICS, Series 4901-BD	3.00%		07/25/2049	10,525,363
22,044,093	Federal Home Loan Mortgage Corporation REMICS, Series 4924-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	08/25/2048	2,248,595
11,642,507	Federal Home Loan Mortgage Corporation REMICS, Series 5004-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(h)	07/25/2050	1,570,504
17,930,443	Federal Home Loan Mortgage Corporation REMICS, Series 5010-KI	3.00	% (f)	09/25/2050	2,662,265
12,895,412	Federal Home Loan Mortgage Corporation REMICS, Series 5023-YI	3.00	% (f)	10/25/2050	1,966,145
59,674,806	Federal Home Loan Mortgage Corporation REMICS, Series 5040-GI	2.00	% (f)	11/25/2050	6,846,598
33,197,582	Federal Home Loan Mortgage Corporation REMICS, Series 5050-BN	3.00%		11/25/2050	29,225,176
32,902,222	Federal Home Loan Mortgage Corporation REMICS, Series 5053-AI	3.00	% (f)	11/25/2050	5,483,866
10,967,407	Federal Home Loan Mortgage Corporation REMICS, Series 5053-PI	3.00	% (f)	11/25/2050	1,788,703
23,076,171	Federal Home Loan Mortgage Corporation REMICS, Series 5059-HI	3.00	% (f)	09/25/2050	3,735,116
12,624,378	Federal Home Loan Mortgage Corporation REMICS, Series 5060-LT	2.00%		05/25/2050	10,343,875
6,114,031	Federal Home Loan Mortgage Corporation REMICS, Series 5062-PA	1.25%		01/25/2051	4,613,986
13,933,738	Federal Home Loan Mortgage Corporation REMICS, Series 5071-FP (Secured Overnight Financing Rate 30 Day Average + 0.70%, 0.70% Floor, 4.00% Cap)	4.00%		02/25/2051	10,467,877
12,913,391	Federal Home Loan Mortgage Corporation REMICS, Series 5077-ME	2.00%		08/15/2048	10,755,801
12,938,291	Federal Home Loan Mortgage Corporation REMICS, Series 5081-MI	2.50	% (f)	03/25/2051	1,681,676

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,841,702	Federal Home Loan Mortgage Corporation REMICS, Series 5086-IB	3.00	% (f)	03/25/2051	1,898,472
15,430,001	Federal Home Loan Mortgage Corporation REMICS, Series 5086-IK	3.00	% (f)	03/25/2051	2,483,074
8,004,144	Federal Home Loan Mortgage Corporation REMICS, Series 5112-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 2.50%, 0.00% Floor, 2.50% Cap)	0.00	% (f)(h)	06/25/2051	80,737
18,362,176	Federal Home Loan Mortgage Corporation REMICS, Series 5117-D	2.00%		06/25/2051	16,088,505
18,528,837	Federal Home Loan Mortgage Corporation REMICS, Series 5118-PI	3.00	% (f)	03/25/2051	2,936,932
39,753,639	Federal Home Loan Mortgage Corporation REMICS, Series 5126-AH	2.00%		02/25/2037	35,391,297
109,202,562	Federal Home Loan Mortgage Corporation REMICS, Series 5129-GI	3.00	% (f)	08/25/2050	18,441,342
68,547,225	Federal Home Loan Mortgage Corporation REMICS, Series 5130-IO	3.50	% (f)	08/25/2051	13,394,683
34,833,403	Federal Home Loan Mortgage Corporation REMICS, Series 5140-AI	3.50	% (f)	09/25/2051	6,276,380
11,999,606	Federal Home Loan Mortgage Corporation REMICS, Series 5140-B	2.00%		05/25/2040	10,599,199
26,522,834	Federal Home Loan Mortgage Corporation REMICS, Series 5142-IP	3.00	% (f)	09/25/2051	4,400,035
40,326,270	Federal Home Loan Mortgage Corporation REMICS, Series 5145-SB (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor,2.60% Cap)	0.00	% (f)(h)	09/25/2051	567,020
17,849,278	Federal Home Loan Mortgage Corporation REMICS, Series 5149-CI	3.00	% (f)	12/25/2043	2,521,609
21,959,612	Federal Home Loan Mortgage Corporation REMICS, Series 5150-AB	2.00%		04/25/2049	18,113,492
45,745,709	Federal Home Loan Mortgage Corporation REMICS, Series 5157-EI	3.00	% (f)	10/25/2051	6,008,612
14,867,899	Federal Home Loan Mortgage Corporation REMICS, Series 5157-P	1.50%		10/25/2051	11,942,515
10,826,344	Federal Home Loan Mortgage Corporation REMICS, Series 5159-CD	1.50%		07/25/2041	9,296,297
18,005,536	Federal Home Loan Mortgage Corporation REMICS, Series 5159-DI	3.00	% (f)	04/25/2048	2,784,961
32,529,444	Federal Home Loan Mortgage Corporation REMICS, Series 5159-UI	3.50	% (f)	08/25/2050	5,967,055
44,041,030	Federal Home Loan Mortgage Corporation REMICS, Series 5160-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.74%, 0.00% Floor, 3.74% Cap)	0.00	% (f)(h)	08/25/2050	1,725,911
18,635,626	Federal Home Loan Mortgage Corporation REMICS, Series 5160-ZY	3.00	% (i)	10/25/2050	13,455,761
26,335,161	Federal Home Loan Mortgage Corporation REMICS, Series 5175-CZ	2.50	% (i)	09/25/2051	14,955,506
30,764,922	Federal Home Loan Mortgage Corporation REMICS, Series 5176-D	2.50%		01/25/2051	26,299,867
17,453,140	Federal Home Loan Mortgage Corporation REMICS, Series 5187-LA	2.50%		10/25/2049	15,230,465
22,573,349	Federal Home Loan Mortgage Corporation REMICS, Series 5196-PE	2.00%		02/25/2052	19,497,274
38,528,440	Federal Home Loan Mortgage Corporation REMICS, Series 5201-MA	3.00%		10/25/2049	34,931,933
28,094,175	Federal Home Loan Mortgage Corporation REMICS, Series 5201-MN	3.00%		04/25/2048	25,928,780

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
17,125,763	Federal Home Loan Mortgage Corporation REMICS, Series 5202-AK	3.00%		10/25/2049	15,696,849
23,988,151	Federal Home Loan Mortgage Corporation REMICS, Series 5202-DB	3.00%		05/25/2048	21,677,703
19,801,116	Federal Home Loan Mortgage Corporation REMICS, Series 5202-HA	2.50%		09/25/2048	17,378,008
50,662,486	Federal Home Loan Mortgage Corporation REMICS, Series 5218-NA	3.00%		12/25/2044	47,441,319
79,857,498	Federal Home Loan Mortgage Corporation REMICS, Series 5223-GA	3.00%		04/25/2049	73,771,821
19,312,090	Federal Home Loan Mortgage Corporation REMICS, Series 5319-PO	0.00	% (j)	08/25/2050	13,640,672
83,140,339	Federal Home Loan Mortgage Corporation REMICS, Series 5321-PO	0.00	% (j)	08/25/2050	59,299,614
14,605,505	Federal Home Loan Mortgage Corporation REMICS, Series 5326-KO	0.00	% (j)	09/25/2050	9,806,298
37,113,526	Federal Home Loan Mortgage Corporation REMICS, Series 5326-MO	0.00	% (j)	09/25/2050	25,958,566
17,527,782	Federal Home Loan Mortgage Corporation REMICS, Series 5326-OP	0.00	% (j)	09/25/2050	11,786,259
30,263,127	Federal Home Loan Mortgage Corporation REMICS, Series 5326-UO	0.00	% (j)	10/25/2050	20,835,857
28,248,560	Federal Home Loan Mortgage Corporation REMICS, Series 5334-PO	0.00	% (j)	12/25/2050	20,644,550
14,045,432	Federal Home Loan Mortgage Corporation REMICS, Series 5352-LO	0.00	% (j)	10/15/2046	10,541,222
22,475,640	Federal Home Loan Mortgage Corporation REMICS, Series 5365-PO	0.00	% (j)	02/25/2037	17,955,811
22,250,067	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	22,161,519
9,057,959	Federal Home Loan Mortgage Corporation, Pool RA7554	4.00%		06/01/2052	8,571,298
90,048,781	Federal Home Loan Mortgage Corporation, Pool RA7939	5.00%		09/01/2052	89,237,577
57,842,390	Federal Home Loan Mortgage Corporation, Pool SD2692	4.50%		04/01/2053	56,109,896
29,332,819	Federal Home Loan Mortgage Corporation, Pool SD2839	3.00%		08/01/2052	26,104,574
17,856,789	Federal Home Loan Mortgage Corporation, Pool SD2971	2.50%		03/01/2052	15,393,223
71,088,493	Federal Home Loan Mortgage Corporation, Pool SD3093	2.50%		03/01/2052	60,928,843
24,229,423	Federal Home Loan Mortgage Corporation, Pool SD7564	5.00%		06/01/2053	24,378,387
10,500,000	Federal Home Loan Mortgage Corporation, Pool WN1221	4.80%		12/01/2029	10,570,137
19,180,000	Federal Home Loan Mortgage Corporation, Pool WN1240	4.40%		12/01/2029	18,892,885
11,278,000	Federal Home Loan Mortgage Corporation, Pool WN1257	4.84%		04/01/2030	11,409,890
40,000,000	Federal Home Loan Mortgage Corporation, Pool WN2184	2.50%		04/01/2032	34,299,404
23,230,000	Federal Home Loan Mortgage Corporation, Pool WN2311	4.80%		01/01/2030	23,396,702
16,361,000	Federal Home Loan Mortgage Corporation, Pool WN2312	4.60%		01/01/2030	16,318,869
14,700,000	Federal Home Loan Mortgage Corporation, Pool WN2334	4.30%		01/01/2033	14,255,896
45,015,000	Federal Home Loan Mortgage Corporation, Pool WN2358	4.30%		01/01/2030	44,296,845
21,615,000	Federal Home Loan Mortgage Corporation, Pool WN2396	4.79%		03/01/2030	21,759,795
15,225,000	Federal Home Loan Mortgage Corporation, Pool WN2423	4.19%		06/01/2030	14,911,555
68,985,793	Federal Home Loan Mortgage Corporation, Pool Z40206	3.50%		02/01/2047	64,503,646
11,932,190	Federal Home Loan Mortgage Corporation, Pool ZS4778	4.00%		07/01/2048	11,492,937
9,697,537	Federal Home Loan Mortgage Corporation, Pool ZS4790	4.00%		09/01/2048	9,334,530

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,237,064	Federal Home Loan Mortgage Corporation, Series 2015-SC02-1A	3.00%		09/25/2045	7,204,674
4,759,738	Federal Home Loan Mortgage Corporation, Series 2016-SC01-1A	3.00%		07/25/2046	4,157,904
1,305,534	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M1 (Secured Overnight Financing Rate 30 Day Average + 2.00%)	7.34	% (a)	01/25/2051	1,269,081
1,250,000	Federal Home Loan Mortgage Corporation, Series 2021-MN1-M2 (Secured Overnight Financing Rate 30 Day Average + 3.75%)	9.09	% (a)	01/25/2051	1,201,157
11,580,805	Federal Home Loan Mortgage Corporation, Series 267-30	3.00%		08/15/2042	10,628,841
8,331,114	Federal Home Loan Mortgage Corporation, Series 274-30	3.00%		08/15/2042	7,553,251
32,660,849	Federal Home Loan Mortgage Corporation, Series 280-30	3.00%		09/15/2042	29,707,575
5,960,572	Federal Home Loan Mortgage Corporation, Series 284-300	3.00%		10/15/2042	5,520,075
5,080,332	Federal Home Loan Mortgage Corporation, Series 326-300	3.00%		03/15/2044	4,658,266
10,730,785	Federal Home Loan Mortgage Corporation, Series 326-F2 (Secured Overnight Financing Rate 30 Day Average + 0.66%, 0.55% Floor, 6.50% Cap)	6.00%		03/15/2044	10,534,919
34,934,438	Federal Home Loan Mortgage Corporation, Series 357-200	2.00%		09/15/2047	30,746,466
13,446,209	Federal Home Loan Mortgage Corporation, Series 358-300	3.00%		10/15/2047	12,291,788
25,863,651	Federal Home Loan Mortgage Corporation, Series 4857-J	3.40%		01/15/2049	24,222,656
40,174,169	Federal Home Loan Mortgage Corporation, Series 5007-IP	3.00	% (f)	07/25/2050	6,573,772
26,743,981	Federal Home Loan Mortgage Corporation, Series 5059-ID	3.00	% (f)	01/25/2051	3,893,806
31,581,943	Federal Home Loan Mortgage Corporation, Series 5077-CI	3.50	% (f)	02/25/2051	5,655,764
31,272,602	Federal Home Loan Mortgage Corporation, Series 5171-GI	3.00	% (f)	12/25/2051	5,084,737
27,366,257	Federal Home Loan Mortgage Corporation, Series 5181-IL	3.00	% (f)	01/25/2052	4,355,592
64,206,760	Federal Home Loan Mortgage Corporation, Series 5209-IO	3.00	% (f)	10/25/2051	10,047,555
76,271,411	Federal Home Loan Mortgage Corporation, Series 5279-IO	3.00	% (f)	03/25/2051	12,047,519
21,339,218	Federal Home Loan Mortgage Corporation, Series 5299-ZA	3.00	% (i)	03/25/2052	15,934,732
58,276,067	Federal National Mortgage Association Interest Strip, Series 427-C69	3.00	% (f)	03/25/2047	9,064,111
30,033,232	Federal National Mortgage Association Interest Strip, Series 432-C11	3.00	% (f)	08/25/2052	5,024,150
32,223,125	Federal National Mortgage Association Pass-Thru	2.00%		10/01/2051	26,426,293
3,062,194	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	3,112,724
2,253,823	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	2,291,075
3,791,460	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	3,854,125
2,524,221	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	2,565,945
1,060,426	Federal National Mortgage Association Pass-Thru, Pool 735667	5.00%		07/01/2035	1,077,937
860,295	Federal National Mortgage Association Pass-Thru, Pool 735893	5.00%		10/01/2035	874,524
2,099,745	Federal National Mortgage Association Pass-Thru, Pool 745275	5.00%		02/01/2036	2,134,476
85,754	Federal National Mortgage Association Pass-Thru, Pool 888695	5.00%		08/01/2037	87,174
547,316	Federal National Mortgage Association Pass-Thru, Pool 888968	5.00%		08/01/2035	556,362
4,166,062	Federal National Mortgage Association Pass-Thru, Pool 890549	4.00%		11/01/2043	4,054,047
5,142,335	Federal National Mortgage Association Pass-Thru, Pool 890565	3.00%		11/01/2043	4,729,097
288,239	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	290,527
63,090	Federal National Mortgage Association Pass-Thru, Pool 975116	5.00%		05/01/2038	64,135
903,916	Federal National Mortgage Association Pass-Thru, Pool 986864	6.50%		08/01/2038	962,065
474,933	Federal National Mortgage Association Pass-Thru, Pool 987316	6.50%		09/01/2038	500,669
4,142,095	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	4,210,495
6,921,084	Federal National Mortgage Association Pass-Thru, Pool 995849	5.00%		08/01/2036	7,035,419

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
5,469,630	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%	01/01/2031	5,372,680
116,850	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%	09/01/2035	116,271
394,386	Federal National Mortgage Association Pass-Thru, Pool AB3713	4.00%	10/01/2031	385,995
2,924,488	Federal National Mortgage Association Pass-Thru, Pool AB3796	3.50%	11/01/2031	2,824,010
695,786	Federal National Mortgage Association Pass-Thru, Pool AB3850	4.00%	11/01/2041	665,662
533,541	Federal National Mortgage Association Pass-Thru, Pool AB3923	4.00%	11/01/2041	501,209
10,507,376	Federal National Mortgage Association Pass-Thru, Pool AB4167	3.50%	01/01/2032	10,135,994
8,634,633	Federal National Mortgage Association Pass-Thru, Pool AB4261	3.50%	01/01/2032	8,329,443
1,474,657	Federal National Mortgage Association Pass-Thru, Pool AB5084	3.50%	05/01/2032	1,422,569
3,874,845	Federal National Mortgage Association Pass-Thru, Pool AB5156	3.50%	05/01/2032	3,738,103
5,642,748	Federal National Mortgage Association Pass-Thru, Pool AB5212	3.50%	05/01/2032	5,443,782
3,203,149	Federal National Mortgage Association Pass-Thru, Pool AB5243	4.00%	05/01/2042	3,011,335
7,646,534	Federal National Mortgage Association Pass-Thru, Pool AB5911	3.00%	08/01/2032	7,255,652
3,035,061	Federal National Mortgage Association Pass-Thru, Pool AB6280	3.00%	09/01/2042	2,770,737
3,919,504	Federal National Mortgage Association Pass-Thru, Pool AB6349	3.00%	10/01/2032	3,711,744
10,904,240	Federal National Mortgage Association Pass-Thru, Pool AB6750	3.00%	10/01/2032	10,315,469
5,607,170	Federal National Mortgage Association Pass-Thru, Pool AB6751	3.00%	10/01/2032	5,304,097
31,196,656	Federal National Mortgage Association Pass-Thru, Pool AB6854	3.00%	11/01/2042	28,686,938
23,944,344	Federal National Mortgage Association Pass-Thru, Pool AB7077	3.00%	11/01/2042	22,018,036
17,701,495	Federal National Mortgage Association Pass-Thru, Pool AB7344	3.00%	12/01/2032	16,743,913
10,588,814	Federal National Mortgage Association Pass-Thru, Pool AB7776	3.00%	02/01/2043	9,666,442
11,427,610	Federal National Mortgage Association Pass-Thru, Pool AB7877	3.00%	02/01/2043	10,432,155
5,006,173	Federal National Mortgage Association Pass-Thru, Pool AB8418	3.00%	02/01/2033	4,730,011
7,847,539	Federal National Mortgage Association Pass-Thru, Pool AB8520	3.00%	02/01/2033	7,423,360
9,854,440	Federal National Mortgage Association Pass-Thru, Pool AB8703	3.00%	03/01/2038	9,267,617
3,834,149	Federal National Mortgage Association Pass-Thru, Pool AB8858	3.00%	04/01/2033	3,623,110
8,402,668	Federal National Mortgage Association Pass-Thru, Pool AB9020	3.00%	04/01/2038	7,900,800
6,215,233	Federal National Mortgage Association Pass-Thru, Pool AB9197	3.00%	05/01/2033	5,872,505
19,830,314	Federal National Mortgage Association Pass-Thru, Pool AB9406	3.00%	05/01/2033	18,736,947
3,669,023	Federal National Mortgage Association Pass-Thru, Pool AB9409	3.00%	05/01/2033	3,467,087
143,320	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%	06/01/2030	141,738
301,434	Federal National Mortgage Association Pass-Thru, Pool AD6438	5.00%	06/01/2040	306,441
194,289	Federal National Mortgage Association Pass-Thru, Pool AD7859	5.00%	06/01/2040	197,491
2,463,867	Federal National Mortgage Association Pass-Thru, Pool AH0607	4.00%	12/01/2040	2,403,747
128,187	Federal National Mortgage Association Pass-Thru, Pool AH1140	4.50%	12/01/2040	123,753
1,785,238	Federal National Mortgage Association Pass-Thru, Pool AH4437	4.00%	01/01/2041	1,707,959
619,891	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%	02/01/2031	607,812
791,361	Federal National Mortgage Association Pass-Thru, Pool AH9323	4.00%	04/01/2026	777,353
780,684	Federal National Mortgage Association Pass-Thru, Pool AJ1265	4.00%	09/01/2041	757,003
53,719	Federal National Mortgage Association Pass-Thru, Pool AJ1399	4.00%	09/01/2041	50,463
1,497,921	Federal National Mortgage Association Pass-Thru, Pool AJ1467	4.00%	10/01/2041	1,433,069
1,526,847	Federal National Mortgage Association Pass-Thru, Pool AJ3392	4.00%	10/01/2041	1,461,500
1,076,763	Federal National Mortgage Association Pass-Thru, Pool AJ3854	4.00%	10/01/2041	1,011,514
4,983,820	Federal National Mortgage Association Pass-Thru, Pool AJ4118	4.00%	11/01/2041	4,768,071
1,296,327	Federal National Mortgage Association Pass-Thru, Pool AJ4131	4.00%	10/01/2041	1,240,195
7,179,245	Federal National Mortgage Association Pass-Thru, Pool AJ5322	4.00%	11/01/2041	6,986,242

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,825,090	Federal National Mortgage Association Pass-Thru, Pool AJ7677	3.50%	12/01/2041	1,694,428
978,083	Federal National Mortgage Association Pass-Thru, Pool AJ8334	4.00%	12/01/2041	918,768
8,508,760	Federal National Mortgage Association Pass-Thru, Pool AK0713	3.50%	01/01/2032	8,224,962
1,421,307	Federal National Mortgage Association Pass-Thru, Pool AK4039	4.00%	02/01/2042	1,335,168
2,670,524	Federal National Mortgage Association Pass-Thru, Pool AK4763	4.00%	02/01/2042	2,554,943
1,105,001	Federal National Mortgage Association Pass-Thru, Pool AK9438	4.00%	03/01/2042	1,057,155
1,703,418	Federal National Mortgage Association Pass-Thru, Pool AK9439	4.00%	03/01/2042	1,629,667
481,350	Federal National Mortgage Association Pass-Thru, Pool AK9446	4.50%	03/01/2042	478,068
45,428,693	Federal National Mortgage Association Pass-Thru, Pool AL3699	3.00%	06/01/2043	41,471,116
24,566,184	Federal National Mortgage Association Pass-Thru, Pool AL3883	3.00%	07/01/2043	22,426,426
314,774	Federal National Mortgage Association Pass-Thru, Pool AL4292	4.50%	04/01/2026	313,103
3,968,684	Federal National Mortgage Association Pass-Thru, Pool AL4312	4.00%	10/01/2043	3,859,089
8,790,391	Federal National Mortgage Association Pass-Thru, Pool AL6075	3.50%	09/01/2053	7,977,836
16,896,641	Federal National Mortgage Association Pass-Thru, Pool AL6076	3.00%	06/01/2053	14,989,950
22,620,401	Federal National Mortgage Association Pass-Thru, Pool AL6141	4.00%	04/01/2042	22,019,308
21,408,603	Federal National Mortgage Association Pass-Thru, Pool AL6325	3.00%	10/01/2044	19,687,852
6,844,960	Federal National Mortgage Association Pass-Thru, Pool AL6486	4.50%	02/01/2045	6,796,559
20,900,835	Federal National Mortgage Association Pass-Thru, Pool AL6538	4.50%	06/01/2044	20,881,997
20,437,269	Federal National Mortgage Association Pass-Thru, Pool AL8304	3.50%	03/01/2046	19,081,781
10,337,115	Federal National Mortgage Association Pass-Thru, Pool AL9220	3.00%	06/01/2045	9,506,298
15,807,693	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%	07/01/2031	15,195,052
3,668,578	Federal National Mortgage Association Pass-Thru, Pool AO2980	4.00%	05/01/2042	3,511,560
13,151,072	Federal National Mortgage Association Pass-Thru, Pool AP4787	3.50%	09/01/2042	12,144,533
10,339,777	Federal National Mortgage Association Pass-Thru, Pool AP4789	3.50%	09/01/2042	9,548,354
6,208,680	Federal National Mortgage Association Pass-Thru, Pool AQ5541	3.00%	12/01/2042	5,709,162
6,288,479	Federal National Mortgage Association Pass-Thru, Pool AR9856	3.00%	04/01/2043	5,782,500
5,309,667	Federal National Mortgage Association Pass-Thru, Pool AS1927	4.50%	03/01/2044	5,272,118
6,847,734	Federal National Mortgage Association Pass-Thru, Pool AS2038	4.50%	03/01/2044	6,799,309
3,515,927	Federal National Mortgage Association Pass-Thru, Pool AS2517	4.50%	05/01/2044	3,491,062
1,709,195	Federal National Mortgage Association Pass-Thru, Pool AS2551	4.50%	06/01/2044	1,697,438
1,877,684	Federal National Mortgage Association Pass-Thru, Pool AS2765	4.50%	07/01/2044	1,864,765
8,939,330	Federal National Mortgage Association Pass-Thru, Pool AS3201	3.00%	08/01/2034	8,386,024
4,232,341	Federal National Mortgage Association Pass-Thru, Pool AS3456	3.00%	10/01/2034	3,966,875
8,464,077	Federal National Mortgage Association Pass-Thru, Pool AS3666	3.00%	10/01/2034	7,954,997
29,028,329	Federal National Mortgage Association Pass-Thru, Pool AS3961	3.00%	12/01/2044	26,550,699
11,519,997	Federal National Mortgage Association Pass-Thru, Pool AS4154	3.00%	12/01/2044	10,536,751
6,926,491	Federal National Mortgage Association Pass-Thru, Pool AS4212	3.00%	01/01/2035	6,510,084
10,203,705	Federal National Mortgage Association Pass-Thru, Pool AS4281	3.00%	01/01/2035	9,550,351
8,157,299	Federal National Mortgage Association Pass-Thru, Pool AS4345	3.50%	01/01/2045	7,641,610
10,017,823	Federal National Mortgage Association Pass-Thru, Pool AS4360	3.00%	01/01/2035	9,414,223
66,454,855	Federal National Mortgage Association Pass-Thru, Pool AS4625	3.00%	03/01/2045	60,783,144
25,774,862	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%	03/01/2045	23,575,068
10,832,630	Federal National Mortgage Association Pass-Thru, Pool AS4779	3.00%	04/01/2035	10,160,920
8,799,910	Federal National Mortgage Association Pass-Thru, Pool AS4780	3.00%	04/01/2035	8,258,050
11,168,520	Federal National Mortgage Association Pass-Thru, Pool AS4840	3.00%	04/01/2035	10,480,090
7,575,536	Federal National Mortgage Association Pass-Thru, Pool AS4881	3.00%	05/01/2035	7,107,350

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
13,383,365	Federal National Mortgage Association Pass-Thru, Pool AS7473	3.00%	07/01/2046	11,895,654
26,861,345	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%	08/01/2046	23,875,918
18,195,976	Federal National Mortgage Association Pass-Thru, Pool AS8056	3.00%	10/01/2046	16,522,572
26,048,366	Federal National Mortgage Association Pass-Thru, Pool AS8111	3.00%	10/01/2041	23,960,436
15,744,797	Federal National Mortgage Association Pass-Thru, Pool AS8269	3.00%	11/01/2046	14,296,826
13,365,436	Federal National Mortgage Association Pass-Thru, Pool AS8306	3.00%	11/01/2041	12,307,973
15,654,034	Federal National Mortgage Association Pass-Thru, Pool AS8356	3.00%	11/01/2046	13,913,836
12,940,176	Federal National Mortgage Association Pass-Thru, Pool AX9696	3.00%	07/01/2045	11,501,948
16,297,463	Federal National Mortgage Association Pass-Thru, Pool AY3974	3.00%	03/01/2045	14,906,381
5,918,250	Federal National Mortgage Association Pass-Thru, Pool AY4295	3.00%	02/01/2045	5,344,564
414,568	Federal National Mortgage Association Pass-Thru, Pool AY4296	3.00%	01/01/2045	368,481
2,723,820	Federal National Mortgage Association Pass-Thru, Pool AY5471	3.00%	03/01/2045	2,421,044
5,453,910	Federal National Mortgage Association Pass-Thru, Pool AZ0576	3.50%	04/01/2042	5,097,270
8,089,574	Federal National Mortgage Association Pass-Thru, Pool BC0785	3.50%	04/01/2046	7,552,910
15,212,463	Federal National Mortgage Association Pass-Thru, Pool BC9003	3.00%	11/01/2046	13,824,431
7,898,034	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%	12/01/2046	7,183,109
74,323,122	Federal National Mortgage Association Pass-Thru, Pool BF0314	3.00%	01/01/2053	66,740,982
63,437,226	Federal National Mortgage Association Pass-Thru, Pool BF0353	3.00%	05/01/2053	56,965,016
33,427,543	Federal National Mortgage Association Pass-Thru, Pool BF0391	3.00%	09/01/2053	30,017,315
20,424,299	Federal National Mortgage Association Pass-Thru, Pool BK8257	1.50%	12/01/2050	15,884,651
17,383,905	Federal National Mortgage Association Pass-Thru, Pool BK8267	2.50%	12/01/2050	15,018,207
35,040,116	Federal National Mortgage Association Pass-Thru, Pool BM5112	3.00%	11/01/2033	33,482,084
17,698,210	Federal National Mortgage Association Pass-Thru, Pool BM5299	3.00%	12/01/2046	16,070,579
27,474,253	Federal National Mortgage Association Pass-Thru, Pool BM5633	3.00%	07/01/2047	24,927,527
4,108,167	Federal National Mortgage Association Pass-Thru, Pool BM5834	3.00%	04/01/2048	3,651,399
47,518,829	Federal National Mortgage Association Pass-Thru, Pool BM6779	2.00%	08/01/2051	37,603,503
21,724,115	Federal National Mortgage Association Pass-Thru, Pool BM7154 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.74% Cap)	4.74%	03/01/2053	21,290,159
8,199,815	Federal National Mortgage Association Pass-Thru, Pool BQ6432	2.00%	08/01/2051	6,468,605
16,246,280	Federal National Mortgage Association Pass-Thru, Pool BQ6564	2.00%	09/01/2051	12,816,113
27,302,554	Federal National Mortgage Association Pass-Thru, Pool BS4319	2.35%	01/01/2039	20,619,426
6,841,510	Federal National Mortgage Association Pass-Thru, Pool BS5685	4.20%	05/01/2052	6,102,986
8,665,000	Federal National Mortgage Association Pass-Thru, Pool BS6102	4.10%	08/01/2032	8,311,737
7,863,000	Federal National Mortgage Association Pass-Thru, Pool BS7410	5.48%	01/01/2033	8,164,741
3,260,000	Federal National Mortgage Association Pass-Thru, Pool BS7503	4.87%	04/01/2031	3,310,984
3,322,553	Federal National Mortgage Association Pass-Thru, Pool BS7824	4.99%	11/01/2039	3,294,257
10,467,000	Federal National Mortgage Association Pass-Thru, Pool BS8014	4.84%	03/01/2033	10,550,514
5,602,418	Federal National Mortgage Association Pass-Thru, Pool BS8987	5.15%	07/01/2040	5,710,269
18,479,950	Federal National Mortgage Association Pass-Thru, Pool BS9321	5.27%	08/01/2040	19,274,429
1,581,470	Federal National Mortgage Association Pass-Thru, Pool BT6556	2.00%	07/01/2051	1,247,553
7,774,253	Federal National Mortgage Association Pass-Thru, Pool CA0862	3.50%	09/01/2047	7,258,432
5,303,126	Federal National Mortgage Association Pass-Thru, Pool CA3898	3.00%	07/01/2034	5,051,790
4,282,267	Federal National Mortgage Association Pass-Thru, Pool CA4413	3.00%	10/01/2049	3,776,881
36,879,900	Federal National Mortgage Association Pass-Thru, Pool CA7235	2.50%	10/01/2050	31,760,774
12,275,059	Federal National Mortgage Association Pass-Thru, Pool CA7671	2.50%	11/01/2040	10,934,609

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
21,192,103	Federal National Mortgage Association Pass-Thru, Pool CA7789	2.50%	11/01/2040	18,879,307
16,388,138	Federal National Mortgage Association Pass-Thru, Pool CB0189	3.00%	04/01/2051	14,613,765
3,628,623	Federal National Mortgage Association Pass-Thru, Pool CB1648	2.00%	09/01/2051	2,871,489
13,576,395	Federal National Mortgage Association Pass-Thru, Pool CB3332	3.50%	04/01/2052	12,558,630
26,349,790	Federal National Mortgage Association Pass-Thru, Pool CB3786	4.00%	06/01/2052	24,947,859
93,928,077	Federal National Mortgage Association Pass-Thru, Pool CB4291	5.00%	08/01/2052	93,082,143
19,763,266	Federal National Mortgage Association Pass-Thru, Pool CB6266	6.00%	05/01/2053	20,176,059
40,115,343	Federal National Mortgage Association Pass-Thru, Pool CB7272	6.00%	10/01/2053	40,994,830
45,762,546	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%	04/01/2047	41,553,892
23,734,413	Federal National Mortgage Association Pass-Thru, Pool FM4347	2.50%	09/01/2050	20,415,644
42,641,839	Federal National Mortgage Association Pass-Thru, Pool FM4752	2.50%	11/01/2050	36,901,672
47,947,902	Federal National Mortgage Association Pass-Thru, Pool FM4792	2.50%	11/01/2050	41,292,493
26,773,962	Federal National Mortgage Association Pass-Thru, Pool FM4913	2.50%	11/01/2050	23,063,093
34,358,739	Federal National Mortgage Association Pass-Thru, Pool FM5150	2.00%	12/01/2050	28,263,608
5,124,447	Federal National Mortgage Association Pass-Thru, Pool FM6864	1.50%	04/01/2041	4,282,400
63,744,361	Federal National Mortgage Association Pass-Thru, Pool FM7557	3.50%	03/01/2050	59,626,072
28,072,680	Federal National Mortgage Association Pass-Thru, Pool FM8158	2.50%	07/01/2051	24,475,198
64,117,824	Federal National Mortgage Association Pass-Thru, Pool FM8215	2.50%	03/01/2051	55,493,822
47,171,706	Federal National Mortgage Association Pass-Thru, Pool FM8304	4.00%	07/01/2049	45,328,281
62,154,199	Federal National Mortgage Association Pass-Thru, Pool FM8435	2.50%	09/01/2051	53,630,719
112,422,675	Federal National Mortgage Association Pass-Thru, Pool FM8533	2.50%	03/01/2051	97,471,515
69,910,410	Federal National Mortgage Association Pass-Thru, Pool FM8769	2.50%	09/01/2051	60,310,758
36,386,095	Federal National Mortgage Association Pass-Thru, Pool FM8780	2.50%	09/01/2051	31,277,820
10,316,343	Federal National Mortgage Association Pass-Thru, Pool FM9422	2.00%	01/01/2051	8,491,587
29,669,461	Federal National Mortgage Association Pass-Thru, Pool FM9490	2.00%	11/01/2051	24,651,550
34,587,345	Federal National Mortgage Association Pass-Thru, Pool FS0009	3.50%	11/01/2051	31,871,893
54,305,895	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%	11/01/2050	50,566,857
16,663,157	Federal National Mortgage Association Pass-Thru, Pool FS2588	4.50%	08/01/2052	16,169,242
15,835,705	Federal National Mortgage Association Pass-Thru, Pool FS2837	4.00%	09/01/2052	14,984,997
51,867,803	Federal National Mortgage Association Pass-Thru, Pool FS5987	2.50%	04/01/2051	44,940,748
37,806,233	Federal National Mortgage Association Pass-Thru, Pool FS6232	2.00%	03/01/2052	31,462,184
649,160	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%	12/01/2029	643,935
2,297,492	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%	03/01/2030	2,279,237
469,072	Federal National Mortgage Association Pass-Thru, Pool MA0406	4.50%	05/01/2030	465,355
36,160	Federal National Mortgage Association Pass-Thru, Pool MA0445	5.00%	06/01/2040	35,632
69,277	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%	07/01/2040	68,108
709,818	Federal National Mortgage Association Pass-Thru, Pool MA0534	4.00%	10/01/2030	696,696
162,362	Federal National Mortgage Association Pass-Thru, Pool MA0587	4.00%	12/01/2030	159,312
4,230,366	Federal National Mortgage Association Pass-Thru, Pool MA0616	4.00%	01/01/2031	4,149,527
1,064,010	Federal National Mortgage Association Pass-Thru, Pool MA0896	4.00%	11/01/2041	1,017,939
13,847,894	Federal National Mortgage Association Pass-Thru, Pool MA0949	3.50%	01/01/2032	13,358,361
16,094,882	Federal National Mortgage Association Pass-Thru, Pool MA0976	3.50%	02/01/2032	15,526,382
8,256,624	Federal National Mortgage Association Pass-Thru, Pool MA1010	3.50%	03/01/2032	7,964,901
1,786,774	Federal National Mortgage Association Pass-Thru, Pool MA1039	3.50%	04/01/2042	1,659,121
11,067,335	Federal National Mortgage Association Pass-Thru, Pool MA1059	3.50%	05/01/2032	10,676,238
1,097,810	Federal National Mortgage Association Pass-Thru, Pool MA1068	3.50%	05/01/2042	1,019,219

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
24,405,961	Federal National Mortgage Association Pass-Thru, Pool MA1084	3.50%		06/01/2032	23,543,713
3,167,433	Federal National Mortgage Association Pass-Thru, Pool MA1093	3.50%		06/01/2042	2,940,654
1,930,315	Federal National Mortgage Association Pass-Thru, Pool MA1094	4.00%		06/01/2042	1,846,728
15,057,113	Federal National Mortgage Association Pass-Thru, Pool MA1107	3.50%		07/01/2032	14,525,549
26,895,691	Federal National Mortgage Association Pass-Thru, Pool MA1117	3.50%		07/01/2042	24,836,493
29,210,980	Federal National Mortgage Association Pass-Thru, Pool MA1136	3.50%		08/01/2042	27,119,462
10,522,005	Federal National Mortgage Association Pass-Thru, Pool MA1138	3.50%		08/01/2032	10,133,652
8,454,031	Federal National Mortgage Association Pass-Thru, Pool MA1179	3.50%		09/01/2042	7,806,650
2,015,839	Federal National Mortgage Association Pass-Thru, Pool MA1201	3.50%		10/01/2032	1,944,697
14,331,940	Federal National Mortgage Association Pass-Thru, Pool MA1209	3.50%		10/01/2042	13,234,910
13,449,759	Federal National Mortgage Association Pass-Thru, Pool MA1237	3.00%		11/01/2032	12,731,816
1,304,853	Federal National Mortgage Association Pass-Thru, Pool MA1242	3.50%		11/01/2042	1,204,972
7,718,379	Federal National Mortgage Association Pass-Thru, Pool MA1338	3.00%		02/01/2033	7,300,542
30,796,805	Federal National Mortgage Association Pass-Thru, Pool MA1366	3.00%		03/01/2033	29,189,618
18,512,908	Federal National Mortgage Association Pass-Thru, Pool MA1401	3.00%		04/01/2033	17,491,570
32,388,480	Federal National Mortgage Association Pass-Thru, Pool MA1459	3.00%		06/01/2033	30,602,524
4,162,911	Federal National Mortgage Association Pass-Thru, Pool MA1490	3.00%		07/01/2033	3,933,365
21,011,957	Federal National Mortgage Association Pass-Thru, Pool MA2018	3.50%		09/01/2034	20,166,108
4,879,460	Federal National Mortgage Association Pass-Thru, Pool MA2114	3.50%		12/01/2044	4,506,592
3,701,681	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	3,419,449
12,692,476	Federal National Mortgage Association Pass-Thru, Pool MA2164	3.50%		02/01/2035	12,167,254
10,025,295	Federal National Mortgage Association Pass-Thru, Pool MA2166	3.50%		02/01/2045	9,257,448
10,214,271	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	9,224,183
14,582,179	Federal National Mortgage Association Pass-Thru, Pool MA2270	3.00%		05/01/2045	13,168,684
13,337,610	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	12,189,041
15,704,684	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	13,958,779
14,453,688	Federal National Mortgage Association Pass-Thru, Pool MA2650	3.50%		06/01/2046	13,204,199
4,877,223	Federal National Mortgage Association Pass-Thru, Pool MA2673	3.00%		07/01/2046	4,335,017
17,708,734	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	15,740,068
1,708,282	Federal National Mortgage Association Pass-Thru, Pool MA2743	3.00%		09/01/2046	1,518,363
39,640,233	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	36,023,312
12,750,718	Federal National Mortgage Association Pass-Thru, Pool MA2833	3.00%		12/01/2046	11,578,090
16,097,716	Federal National Mortgage Association Pass-Thru, Pool MA2895	3.00%		02/01/2047	14,594,028
9,482,528	Federal National Mortgage Association Pass-Thru, Pool MA3614	3.50%		03/01/2049	8,837,533
2,036,769	Federal National Mortgage Association Pass-Thru, Pool MA3894	4.00%		09/01/2031	1,995,901
35,437,960	Federal National Mortgage Association Pass-Thru, Pool MA4100	2.00%		08/01/2050	29,071,064
76,053,140	Federal National Mortgage Association Pass-Thru, Pool MA4191	2.00%		11/01/2050	60,325,539
92,817,149	Federal National Mortgage Association Pass-Thru, Pool MA4306	2.50%		04/01/2051	79,483,408
36,402,073	Federal National Mortgage Association Pass-Thru, Series 2022-18-DZ	3.50	% (i)	04/25/2052	28,386,916
9,321,262	Federal National Mortgage Association REMIC, Series 2016-95-AG	2.50%		06/25/2037	8,651,867
26,246,926	Federal National Mortgage Association REMIC, Series 2020-99-IQ	3.00	% (f)	01/25/2051	4,671,034
38,301,272	Federal National Mortgage Association REMIC, Series 2021-43-EI	3.00	% (f)	07/25/2051	6,348,972
74,853,391	Federal National Mortgage Association REMIC, Series 2021-43-LI	3.00	% (f)	07/25/2051	12,702,471
19,215,714	Federal National Mortgage Association REMIC, Series 2021-63-G	2.00%		06/25/2049	15,867,557
22,146,428	Federal National Mortgage Association REMIC, Series 2021-73-JA	2.50%		05/25/2049	19,256,300

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,624,586	Federal National Mortgage Association REMIC, Series 2021-85-C	2.50%		03/25/2049	17,075,119
23,549,504	Federal National Mortgage Association REMIC, Series 2021-85-CJ	2.50%		03/25/2049	20,490,143
23,549,504	Federal National Mortgage Association REMIC, Series 2021-85-CK	2.50%		03/25/2049	20,490,143
53,520,043	Federal National Mortgage Association REMIC, Series 2021-86-MA	2.50%		11/25/2047	47,953,943
25,454,050	Federal National Mortgage Association REMIC, Series 2021-88-LB	2.50%		03/25/2050	21,960,703
31,206,282	Federal National Mortgage Association REMIC, Series 2022-6-M	2.50%		06/25/2050	27,104,622
23,203,365	Federal National Mortgage Association REMIC, Series 2022-71-A	3.00%		12/25/2051	21,491,079
19,418,873	Federal National Mortgage Association REMIC, Series 2023-29-DO	0.00	% (j)	11/25/2050	12,933,010
97,073,920	Federal National Mortgage Association REMIC, Series 2023-39-IO	3.00	% (f)	10/25/2052	15,764,785
277,303	Federal National Mortgage Association REMICS, Series 2002-70-QZ	5.50%		11/25/2032	280,967
398,310	Federal National Mortgage Association REMICS, Series 2002-75-ZG	5.50%		11/25/2032	398,499
5,644,710	Federal National Mortgage Association REMICS, Series 2003-129-ZT	5.50%		01/25/2034	5,706,745
980,600	Federal National Mortgage Association REMICS, Series 2003-29-ZL	5.00%		04/25/2033	975,324
462,961	Federal National Mortgage Association REMICS, Series 2003-64-ZG	5.50%		07/25/2033	463,805
3,800,604	Federal National Mortgage Association REMICS, Series 2003-84-PZ	5.00%		09/25/2033	3,771,641
528,441	Federal National Mortgage Association REMICS, Series 2004-46-PJ (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	03/25/2034	7,948
1,120,994	Federal National Mortgage Association REMICS, Series 2004-51-XP (-1 x Secured Overnight Financing Rate 30 Day Average + 7.59%, 7.70% Cap)	2.25	% (f)(h)	07/25/2034	114,514
26,330	Federal National Mortgage Association REMICS, Series 2005-107-EG	4.50%		01/25/2026	25,915
212,357	Federal National Mortgage Association REMICS, Series 2005-37-ZK	4.50%		05/25/2035	207,187
1,983,219	Federal National Mortgage Association REMICS, Series 2005-87-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 6.59%, 6.70% Cap)	1.25	% (f)(h)	10/25/2035	184,901
1,731,721	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.47%, 6.58% Cap)	1.13	% (f)(h)	10/25/2036	177,414
700,071	Federal National Mortgage Association REMICS, Series 2006-123-LI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.21%, 6.32% Cap)	0.87	% (f)(h)	01/25/2037	70,987
265,526	Federal National Mortgage Association REMICS, Series 2006-16-HZ	5.50%		03/25/2036	265,149
2,770,212	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (f)(h)	07/25/2036	225,388
250,212	Federal National Mortgage Association REMICS, Series 2006-93-SN (-1 x Secured Overnight Financing Rate 30 Day Average + 6.49%, 6.60% Cap)	1.15	% (f)(h)	10/25/2036	18,966
3,682,578	Federal National Mortgage Association REMICS, Series 2007-109-VZ	5.00%		10/25/2035	3,688,921

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
412,686	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (f)(h)	05/25/2037	28,253
2,886,135	Federal National Mortgage Association REMICS, Series 2007-14-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.70%, 6.81% Cap)	1.36	% (f)(h)	03/25/2037	299,261
1,349,629	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.33%, 6.44% Cap)	0.99	% (f)(h)	04/25/2037	133,429
136,733	Federal National Mortgage Association REMICS, Series 2007-30-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.00%, 6.11% Cap)	0.66	% (f)(h)	04/25/2037	9,462
1,230,805	Federal National Mortgage Association REMICS, Series 2007-32-SG (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (f)(h)	04/25/2037	96,087
1,129,471	Federal National Mortgage Association REMICS, Series 2007-57-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 6.51%, 6.62% Cap)	1.17	% (f)(h)	10/25/2036	107,523
1,876,178	Federal National Mortgage Association REMICS, Series 2007-60-VZ	6.00%		07/25/2037	1,917,482
1,126,613	Federal National Mortgage Association REMICS, Series 2007-71-GZ	6.00%		07/25/2047	1,202,194
1,435,709	Federal National Mortgage Association REMICS, Series 2007-75-ID (-1 x Secured Overnight Financing Rate 30 Day Average + 5.76%, 5.87% Cap)	0.42	% (f)(h)	08/25/2037	129,414
188,762	Federal National Mortgage Association REMICS, Series 2007-9-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (f)(h)	03/25/2037	11,955
1,462,148	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	1,442,129
2,947,293	Federal National Mortgage Association REMICS, Series 2008-48-BE	5.00%		06/25/2034	2,953,708
278,251	Federal National Mortgage Association REMICS, Series 2008-48-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	06/25/2037	19,403
110,765	Federal National Mortgage Association REMICS, Series 2008-53-LI (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(h)	07/25/2038	8,811
270,235	Federal National Mortgage Association REMICS, Series 2008-57-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	02/25/2037	17,759
344,502	Federal National Mortgage Association REMICS, Series 2008-5-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (f)(h)	02/25/2038	24,529
298,089	Federal National Mortgage Association REMICS, Series 2008-61-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	07/25/2038	19,879
192,572	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	07/25/2038	11,985
796,214	Federal National Mortgage Association REMICS, Series 2008-65-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	08/25/2038	64,317
154,821	Federal National Mortgage Association REMICS, Series 2008-81-LP	5.50%		09/25/2038	156,201

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,729,058	Federal National Mortgage Association REMICS, Series 2009-106-EZ	4.50%		01/25/2040	1,682,762
250,084	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (f)(h)	01/25/2040	26,368
180,035	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	178,228
766,403	Federal National Mortgage Association REMICS, Series 2009-42-SI (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	06/25/2039	43,422
588,104	Federal National Mortgage Association REMICS, Series 2009-42-SX (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	06/25/2039	45,277
254,274	Federal National Mortgage Association REMICS, Series 2009-47-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.99%, 6.10% Cap)	0.65	% (f)(h)	07/25/2039	16,929
178,863	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.50	% (f)(h)	07/25/2039	14,597
2,030,377	Federal National Mortgage Association REMICS, Series 2009-49-S (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (f)(h)	07/25/2039	180,156
215,764	Federal National Mortgage Association REMICS, Series 2009-51-BZ	4.50%		07/25/2039	211,650
560,935	Federal National Mortgage Association REMICS, Series 2009-54-EZ	5.00%		07/25/2039	551,904
219,270	Federal National Mortgage Association REMICS, Series 2009-70-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.69%, 5.80% Cap)	0.35	% (f)(h)	09/25/2039	21,763
1,188,318	Federal National Mortgage Association REMICS, Series 2009-80-PM	4.50%		10/25/2039	1,174,024
1,101,805	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	1,073,026
4,747,796	Federal National Mortgage Association REMICS, Series 2009-85-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 7.12%, 7.23% Cap)	1.78	% (f)(h)	01/25/2036	395,868
7,669,933	Federal National Mortgage Association REMICS, Series 2009-85-JS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.64%, 6.75% Cap)	1.30	% (f)(h)	10/25/2039	888,748
419,546	Federal National Mortgage Association REMICS, Series 2009-90-IB (-1 x Secured Overnight Financing Rate 30 Day Average + 5.61%, 5.72% Cap)	0.27	% (f)(h)	04/25/2037	23,811
337,270	Federal National Mortgage Association REMICS, Series 2009-94-BC	5.00%		11/25/2039	336,348
5,696,609	Federal National Mortgage Association REMICS, Series 2010-101-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.37%, 0.00% Floor, 4.48% Cap)	0.00	% (f)(h)	09/25/2040	298,963
2,787,370	Federal National Mortgage Association REMICS, Series 2010-101-ZC	4.50%		09/25/2040	2,737,575
5,798,454	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	5,702,665
1,853,386	Federal National Mortgage Association REMICS, Series 2010-10-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.24%, 6.35% Cap)	0.90	% (f)(h)	02/25/2040	172,344
599,490	Federal National Mortgage Association REMICS, Series 2010-10-ZA	4.50%		02/25/2040	589,475

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
715,237	Federal National Mortgage Association REMICS, Series 2010-111-S (-1 x Secured Overnight Financing Rate 30 Day Average + 5.84%, 5.95% Cap)	0.50	% (f)(h)	10/25/2050	69,668
973,274	Federal National Mortgage Association REMICS, Series 2010-116-Z	4.00%		10/25/2040	931,258
245,898	Federal National Mortgage Association REMICS, Series 2010-117-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	% (f)(h)	10/25/2040	8,387
717,122	Federal National Mortgage Association REMICS, Series 2010-120-KD	4.00%		10/25/2040	686,568
6,262,336	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x Secured Overnight Financing Rate 30 Day Average + 4.39%, 0.00% Floor, 4.50% Cap)	0.00	% (f)(h)	10/25/2040	306,211
242,685	Federal National Mortgage Association REMICS, Series 2010-126-SU (-11 x Secured Overnight Financing Rate 30 Day Average + 53.74%, 0.00% Floor, 55.00% Cap)	0.00	% (h)	11/25/2040	288,304
178,693	Federal National Mortgage Association REMICS, Series 2010-126-SX (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 0.00% Floor, 15.00% Cap)	0.00	% (h)	11/25/2040	161,473
1,084,238	Federal National Mortgage Association REMICS, Series 2010-128-HZ	4.00%		11/25/2040	1,036,859
555,501	Federal National Mortgage Association REMICS, Series 2010-132-Z	4.50%		11/25/2040	539,003
84,210	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x Secured Overnight Financing Rate 30 Day Average + 14.66%, 0.00% Floor, 15.00% Cap)	0.00	% (h)	12/25/2040	78,744
4,166,316	Federal National Mortgage Association REMICS, Series 2010-142-AZ	4.00%		12/25/2040	3,995,317
982,131	Federal National Mortgage Association REMICS, Series 2010-148-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.54%, 6.65% Cap)	1.20	% (f)(h)	01/25/2026	11,716
7,192,103	Federal National Mortgage Association REMICS, Series 2010-150-ZA	4.00%		01/25/2041	6,885,815
3,175,340	Federal National Mortgage Association REMICS, Series 2010-16-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (f)(h)	03/25/2040	242,246
1,220,850	Federal National Mortgage Association REMICS, Series 2010-21-DZ	5.00%		03/25/2040	1,228,485
534,627	Federal National Mortgage Association REMICS, Series 2010-21-KS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 0.00% Floor, 4.95% Cap)	0.00	% (f)(h)	03/25/2040	13,775
835,217	Federal National Mortgage Association REMICS, Series 2010-2-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.14%, 6.25% Cap)	0.80	% (f)(h)	02/25/2050	118,692
654,998	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor,5.00% Cap)	0.00	% (f)(h)	04/25/2040	27,643
653,226	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.82%, 0.00% Floor, 4.93% Cap)	0.00	% (f)(h)	04/25/2040	22,093
181,150	Federal National Mortgage Association REMICS, Series 2010-35-ES (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (f)(h)	04/25/2040	6,333
95,416	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x Secured Overnight Financing Rate 30 Day Average + 6.34%, 6.45% Cap)	1.00	% (f)(h)	04/25/2040	1,908

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
532,724	Federal National Mortgage Association REMICS, Series 2010-46-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 4.84%, 0.00% Floor, 4.95% Cap)	0.00	% (f)(h)	05/25/2040	25,235
3,565,376	Federal National Mortgage Association REMICS, Series 2010-49-ZW	4.50%		05/25/2040	3,507,950
851,991	Federal National Mortgage Association REMICS, Series 2010-4-SK (-1 x Secured Overnight Financing Rate 30 Day Average + 6.12%, 6.23% Cap)	0.78	% (f)(h)	02/25/2040	56,817
292,049	Federal National Mortgage Association REMICS, Series 2010-58-ES (-3 x Secured Overnight Financing Rate 30 Day Average + 12.18%, 0.00% Floor, 12.47% Cap)	0.00	% (h)	06/25/2040	265,206
2,403,995	Federal National Mortgage Association REMICS, Series 2010-59-MS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.66%, 5.77% Cap)	0.32	% (f)(h)	06/25/2040	178,259
2,939,241	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x Secured Overnight Financing Rate 30 Day Average + 4.89%, 0.00% Floor, 5.00% Cap)	0.00	% (f)(h)	01/25/2040	128,333
188,990	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	190,231
184,159	Federal National Mortgage Association REMICS, Series 2010-61-EL	4.50%		06/25/2040	181,936
2,743,617	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	2,758,916
6,504,417	Federal National Mortgage Association REMICS, Series 2010-64-FC (Secured Overnight Financing Rate 30 Day Average + 0.61%, 0.50% Floor, 7.00% Cap)	5.95%		06/25/2040	6,442,097
8,117,312	Federal National Mortgage Association REMICS, Series 2010-76-ZK	4.50%		07/25/2040	7,988,461
1,849,152	Federal National Mortgage Association REMICS, Series 2010-79-CZ	4.00%		07/25/2040	1,776,158
7,202,827	Federal National Mortgage Association REMICS, Series 2010-79-VZ	4.50%		07/25/2040	7,083,462
887,428	Federal National Mortgage Association REMICS, Series 2010-84-ZC	4.50%		08/25/2040	872,397
1,774,852	Federal National Mortgage Association REMICS, Series 2010-84-ZD	4.50%		08/25/2040	1,744,791
2,293,288	Federal National Mortgage Association REMICS, Series 2010-84-ZG	4.50%		08/25/2040	2,253,726
185,735	Federal National Mortgage Association REMICS, Series 2010-90-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 5.74%, 5.85% Cap)	0.40	% (f)(h)	08/25/2040	12,805
704,447	Federal National Mortgage Association REMICS, Series 2010-94-Z	4.50%		08/25/2040	692,693
3,560,477	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x Secured Overnight Financing Rate 30 Day Average + 24.43%, 0.00% Floor, 25.00% Cap)	0.00	% (h)	09/25/2040	3,625,239
396,841	Federal National Mortgage Association REMICS, Series 2010-9-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.19%, 0.50% Floor, 5.30% Cap)	0.50	% (f)(h)	02/25/2040	21,216
12,656,425	Federal National Mortgage Association REMICS, Series 2011-106-LZ	3.50%		10/25/2041	11,789,748
520,021	Federal National Mortgage Association REMICS, Series 2011-110-LS (-2 x Secured Overnight Financing Rate 30 Day Average + 9.87%, 0.00% Floor, 10.10% Cap)	0.00	% (h)	11/25/2041	409,716
1,495,192	Federal National Mortgage Association REMICS, Series 2011-111-CZ	4.00%		11/25/2041	1,430,381

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,993,713	Federal National Mortgage Association REMICS, Series 2011-111-EZ	5.00%		11/25/2041	4,005,584
851,677	Federal National Mortgage Association REMICS, Series 2011-111-VZ	4.00%		11/25/2041	813,332
27,395,170	Federal National Mortgage Association REMICS, Series 2011-131-PB	4.50%		12/25/2041	27,079,416
7,631,500	Federal National Mortgage Association REMICS, Series 2011-16-AL	3.50%		03/25/2031	7,375,334
15,896,047	Federal National Mortgage Association REMICS, Series 2011-17-NY	3.50%		03/25/2031	15,362,246
340,084	Federal National Mortgage Association REMICS, Series 2011-17-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 6.36%, 6.47% Cap)	1.02	% (f)(h)	03/25/2041	21,166
1,100,589	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	1,078,071
1,465,468	Federal National Mortgage Association REMICS, Series 2011-27-BS (-2 x Secured Overnight Financing Rate 30 Day Average + 8.77%, 0.00% Floor, 9.00% Cap)	0.00	% (h)	04/25/2041	1,237,382
16,846,152	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	16,280,615
2,952,637	Federal National Mortgage Association REMICS, Series 2011-2-GZ	4.00%		02/25/2041	2,835,115
7,015,552	Federal National Mortgage Association REMICS, Series 2011-32-ZG	4.00%		04/25/2041	6,717,638
1,208,721	Federal National Mortgage Association REMICS, Series 2011-36-VZ	4.50%		05/25/2041	1,187,349
3,314,562	Federal National Mortgage Association REMICS, Series 2011-37-Z	4.50%		05/25/2041	3,221,570
4,854,805	Federal National Mortgage Association REMICS, Series 2011-38-BZ	4.00%		05/25/2041	4,699,233
988,625	Federal National Mortgage Association REMICS, Series 2011-39-CB	3.00%		05/25/2026	968,131
3,641,881	Federal National Mortgage Association REMICS, Series 2011-39-ZD	4.00%		02/25/2041	3,488,090
1,121,164	Federal National Mortgage Association REMICS, Series 2011-40-LZ	4.50%		05/25/2041	1,100,863
1,312,373	Federal National Mortgage Association REMICS, Series 2011-42-MZ	4.50%		05/25/2041	1,288,622
9,481,264	Federal National Mortgage Association REMICS, Series 2011-45-ZA	4.00%		05/25/2031	9,300,657
2,742,421	Federal National Mortgage Association REMICS, Series 2011-45-ZB	4.50%		05/25/2041	2,662,462
9,193,745	Federal National Mortgage Association REMICS, Series 2011-51-FJ (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 7.00% Cap)	5.90%		06/25/2041	9,067,345
658,324	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	635,921
1,692,890	Federal National Mortgage Association REMICS, Series 2011-60-EL	3.00%		07/25/2026	1,657,814
6,032,200	Federal National Mortgage Association REMICS, Series 2011-64-DB	4.00%		07/25/2041	5,843,520
3,819,814	Federal National Mortgage Association REMICS, Series 2011-77-Z	3.50%		08/25/2041	3,421,883
25,559,753	Federal National Mortgage Association REMICS, Series 2011-99-CZ	4.50%		10/25/2041	25,136,519

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
13,793,263	Federal National Mortgage Association REMICS, Series 2012-104-Z	3.50%		09/25/2042	12,588,999
2,004,681	Federal National Mortgage Association REMICS, Series 2012-111-LB	3.50%		05/25/2041	1,896,591
13,897,291	Federal National Mortgage Association REMICS, Series 2012-111-MJ	4.00%		04/25/2042	13,013,681
15,322,300	Federal National Mortgage Association REMICS, Series 2012-122-DB	3.00%		11/25/2042	13,838,528
11,878,203	Federal National Mortgage Association REMICS, Series 2012-132-KH	1.75%		12/25/2032	10,784,659
12,285,502	Federal National Mortgage Association REMICS, Series 2012-144-PT	3.97	% (c)	11/25/2049	11,893,027
4,164,680	Federal National Mortgage Association REMICS, Series 2012-14-BZ	4.00%		03/25/2042	3,995,370
28,329,853	Federal National Mortgage Association REMICS, Series 2012-15-PZ	4.00	% (i)	03/25/2042	26,931,707
9,488,716	Federal National Mortgage Association REMICS, Series 2012-20-ZT	3.50%		03/25/2042	8,884,550
33,573,362	Federal National Mortgage Association REMICS, Series 2012-30-DZ	4.00%		04/25/2042	32,108,204
17,803,716	Federal National Mortgage Association REMICS, Series 2012-31-Z	4.00%		04/25/2042	17,043,698
7,523,484	Federal National Mortgage Association REMICS, Series 2012-70-FY (Secured Overnight Financing Rate 30 Day Average + 0.56%, 0.45% Floor, 7.00% Cap)	5.90%		07/25/2042	7,414,666
26,819,833	Federal National Mortgage Association REMICS, Series 2012-74-Z	4.00%		07/25/2042	25,620,147
108,690	Federal National Mortgage Association REMICS, Series 2012-80-EA	2.00%		04/25/2042	105,716
17,706,917	Federal National Mortgage Association REMICS, Series 2012-86-ZC	3.50%		08/25/2042	16,490,188
30,986,692	Federal National Mortgage Association REMICS, Series 2012-96-VZ	3.50%		09/25/2042	28,299,164
7,339,756	Federal National Mortgage Association REMICS, Series 2012-98-BG	4.50%		08/25/2040	7,253,226
13,806,038	Federal National Mortgage Association REMICS, Series 2012-99-QE	3.00%		09/25/2042	12,527,413
8,971,093	Federal National Mortgage Association REMICS, Series 2013-100-PJ	3.00%		03/25/2043	8,368,688
20,162,413	Federal National Mortgage Association REMICS, Series 2013-130-ZE	3.00%		01/25/2044	18,188,914
27,208,365	Federal National Mortgage Association REMICS, Series 2013-133-ZT	3.00	% (i)	01/25/2039	24,882,540
6,928,904	Federal National Mortgage Association REMICS, Series 2013-41-ZH	3.00	% (i)	05/25/2033	6,394,007
5,692,246	Federal National Mortgage Association REMICS, Series 2013-51-HS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.26%, 0.00% Floor, 5.40% Cap)	0.00	% (h)	04/25/2043	4,043,316
994,109	Federal National Mortgage Association REMICS, Series 2013-58-SC (-2 x Secured Overnight Financing Rate 30 Day Average + 5.83%, 0.00% Floor, 6.00% Cap)	0.00	% (h)	06/25/2043	557,603
1,791,329	Federal National Mortgage Association REMICS, Series 2013-81-ZQ	3.00	% (i)	08/25/2043	1,236,022
5,970,743	Federal National Mortgage Association REMICS, Series 2013-82-SH (-1 x Secured Overnight Financing Rate 30 Day Average + 5.94%, 6.05% Cap)	0.60	% (f)(h)	12/25/2042	486,211

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,376,909	Federal National Mortgage Association REMICS, Series 2014-12-GZ	3.50%		03/25/2044	20,380,206
13,959,636	Federal National Mortgage Association REMICS, Series 2014-21-GZ	3.00%		04/25/2044	12,593,144
33,832,758	Federal National Mortgage Association REMICS, Series 2014-37-ZY	2.50	% (i)	07/25/2044	28,976,021
21,714,423	Federal National Mortgage Association REMICS, Series 2014-39-ZA	3.00%		07/25/2044	19,641,710
110,039	Federal National Mortgage Association REMICS, Series 2014-46-NZ	3.00	% (i)	06/25/2043	78,680
66,914,444	Federal National Mortgage Association REMICS, Series 2014-60-EZ	3.00	% (i)	10/25/2044	58,416,477
47,233,966	Federal National Mortgage Association REMICS, Series 2014-61-ZV	3.00	% (i)	10/25/2044	41,212,386
39,832,414	Federal National Mortgage Association REMICS, Series 2014-64-NZ	3.00	% (i)	10/25/2044	34,887,519
14,025,721	Federal National Mortgage Association REMICS, Series 2014-67-DZ	3.00	% (i)	10/25/2044	12,464,326
44,837,989	Federal National Mortgage Association REMICS, Series 2014-68-MZ	3.00	% (i)	11/25/2044	39,133,224
25,311,515	Federal National Mortgage Association REMICS, Series 2014-77-VZ	3.00	% (i)	11/25/2044	22,212,573
32,506,630	Federal National Mortgage Association REMICS, Series 2014-84-KZ	3.00	% (i)	12/25/2044	28,427,038
4,992,666	Federal National Mortgage Association REMICS, Series 2015-11-A	3.00%		05/25/2034	4,836,950
3,559,350	Federal National Mortgage Association REMICS, Series 2015-21-G	3.00%		02/25/2042	3,509,006
4,704,232	Federal National Mortgage Association REMICS, Series 2015-42-CA	3.00%		03/25/2044	4,427,508
19,908,742	Federal National Mortgage Association REMICS, Series 2015-49-A	3.00%		03/25/2044	18,650,820
10,750,856	Federal National Mortgage Association REMICS, Series 2015-52-GZ	3.00	% (i)	07/25/2045	9,479,134
4,983,764	Federal National Mortgage Association REMICS, Series 2015-88-AC	3.00%		04/25/2043	4,803,901
37,921,614	Federal National Mortgage Association REMICS, Series 2015-88-BA	3.00%		04/25/2044	35,733,165
2,659,800	Federal National Mortgage Association REMICS, Series 2015-94-MA	3.00%		01/25/2046	2,375,745
10,623,618	Federal National Mortgage Association REMICS, Series 2016-2-JA	2.50%		02/25/2046	10,097,318
24,628,271	Federal National Mortgage Association REMICS, Series 2016-32-LA	3.00%		10/25/2044	23,227,210
18,186,305	Federal National Mortgage Association REMICS, Series 2016-72-PA	3.00%		07/25/2046	16,422,779
1,557,017	Federal National Mortgage Association REMICS, Series 2016-74-PA	3.00%		12/25/2044	1,525,770
1,789,680	Federal National Mortgage Association REMICS, Series 2016-79-EP	3.00%		01/25/2044	1,737,105
5,192,323	Federal National Mortgage Association REMICS, Series 2016-81-PA	3.00%		02/25/2044	5,028,653
12,535,571	Federal National Mortgage Association REMICS, Series 2017-57-BC	3.00%		08/25/2057	11,040,559
9,853,813	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (f)	04/25/2048	1,493,916

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
16,275,190	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (j)	04/25/2048	12,575,211
40,550,385	Federal National Mortgage Association REMICS, Series 2018-27-AO	0.00	% (j)	05/25/2048	31,231,071
11,894,798	Federal National Mortgage Association REMICS, Series 2018-33-A	3.00%		05/25/2048	10,696,199
13,711,718	Federal National Mortgage Association REMICS, Series 2018-38-JB	3.00%		06/25/2048	12,225,205
9,597,267	Federal National Mortgage Association REMICS, Series 2018-65-DA	3.00%		09/25/2048	8,530,240
28,810,733	Federal National Mortgage Association REMICS, Series 2018-7-CD	3.00%		02/25/2048	25,868,998
21,690,081	Federal National Mortgage Association REMICS, Series 2018-85-PO	0.00	% (j)	12/25/2048	16,406,061
5,146,742	Federal National Mortgage Association REMICS, Series 2019-48-AZ	3.50%		09/25/2049	4,708,795
5,256,243	Federal National Mortgage Association REMICS, Series 2019-64-D	2.50%		11/25/2049	4,548,402
14,986,966	Federal National Mortgage Association REMICS, Series 2019-69-DS (-1 x Secured Overnight Financing Rate 30 Day Average + 5.89%, 6.00% Cap)	0.55	% (f)(h)	12/25/2049	2,103,421
42,483,658	Federal National Mortgage Association REMICS, Series 2019-78-ZB	3.00%		01/25/2050	37,379,752
33,116,370	Federal National Mortgage Association REMICS, Series 2020-47-GL	2.00%		05/25/2046	29,208,883
9,191,004	Federal National Mortgage Association REMICS, Series 2020-53-CG	2.00%		08/25/2050	7,563,763
51,544,804	Federal National Mortgage Association REMICS, Series 2020-54-AB	1.00%		08/25/2050	40,103,033
11,435,730	Federal National Mortgage Association REMICS, Series 2020-54-AS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.04%, 6.15% Cap)	0.70	% (f)(h)	08/25/2050	1,667,207
19,588,213	Federal National Mortgage Association REMICS, Series 2020-61-AI	3.00	% (f)	09/25/2050	2,868,279
9,181,758	Federal National Mortgage Association REMICS, Series 2020-61-DC	1.50%		09/25/2060	7,060,687
34,799,667	Federal National Mortgage Association REMICS, Series 2020-61-DI	3.00	% (f)	09/25/2060	5,555,906
71,018,135	Federal National Mortgage Association REMICS, Series 2020-62-JD	1.25%		09/25/2050	52,007,297
22,409,518	Federal National Mortgage Association REMICS, Series 2020-97-EI	2.00	% (f)	01/25/2051	2,912,726
17,372,074	Federal National Mortgage Association REMICS, Series 2021-13-AK	2.00%		01/25/2049	14,980,679
11,507,406	Federal National Mortgage Association REMICS, Series 2021-1-PA	1.00%		11/25/2050	8,614,626
13,734,061	Federal National Mortgage Association REMICS, Series 2021-21-DK	2.00%		07/25/2043	11,804,644
5,638,977	Federal National Mortgage Association REMICS, Series 2021-28-KF (Secured Overnight Financing Rate 30 Day Average + 0.75%, 0.75% Floor, 4.00% Cap)	4.00%		05/25/2051	4,218,863
23,473,164	Federal National Mortgage Association REMICS, Series 2021-28-LB	2.00%		04/25/2051	19,486,012
13,640,815	Federal National Mortgage Association REMICS, Series 2021-29-BA	1.25%		05/25/2041	11,816,590
3,664,414	Federal National Mortgage Association REMICS, Series 2021-29-CG	1.25%		05/25/2041	3,176,486

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
42,730,505	Federal National Mortgage Association REMICS, Series 2021-3-KI	2.50	% (f)	02/25/2051	5,807,840
26,220,708	Federal National Mortgage Association REMICS, Series 2021-40-BA	3.00%		01/25/2051	23,103,393
29,580,727	Federal National Mortgage Association REMICS, Series 2021-58-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 0.00% Floor, 2.65% Cap)	0.00	% (f)(h)	09/25/2051	396,627
6,561,770	Federal National Mortgage Association REMICS, Series 2021-61-KZ	2.50	% (i)	09/25/2051	3,965,559
86,968,561	Federal National Mortgage Association REMICS, Series 2021-70-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(h)	10/25/2049	3,284,568
27,332,138	Federal National Mortgage Association REMICS, Series 2021-85-DI	3.00	% (f)	12/25/2051	4,437,181
24,953,357	Federal National Mortgage Association REMICS, Series 2021-92-M	2.50%		01/25/2049	21,869,394
33,448,783	Federal National Mortgage Association REMICS, Series 2021-9-CA	2.00%		03/25/2051	27,824,838
21,702,198	Federal National Mortgage Association REMICS, Series 2022-18-DK	3.00%		07/25/2046	20,274,605
25,906,148	Federal National Mortgage Association REMICS, Series 2022-19-LA	3.00%		02/25/2047	24,168,009
149,314,003	Federal National Mortgage Association REMICS, Series 2022-3-AB	2.00%		11/25/2047	128,701,055
2,631,289	Federal National Mortgage Association REMICS, Series 2022-3-EV	2.00%		08/25/2033	2,360,909
85,005,474	Federal National Mortgage Association REMICS, Series 2022-3-EZ	2.00	% (i)	01/25/2052	49,041,060
57,745,763	Federal National Mortgage Association REMICS, Series 2022-3-NZ	2.00	% (i)	02/25/2052	33,285,859
83,906,431	Federal National Mortgage Association REMICS, Series 2022-3-Z	2.00	% (i)	02/25/2052	47,701,939
83,593,925	Federal National Mortgage Association REMICS, Series 2022-4-EA	2.50%		10/25/2047	74,405,924
15,753,315	Federal National Mortgage Association REMICS, Series 2022-4-LG	3.00%		02/25/2052	14,292,429
119,609,366	Federal National Mortgage Association REMICS, Series 2023-2-IO	3.00	% (f)	12/25/2051	19,114,534
14,292,053	Federal National Mortgage Association REMICS, Series 2023-30-MO	0.00	% (j)	10/25/2050	9,848,244
16,166,930	Federal National Mortgage Association, Pool 387898	3.71%		08/01/2030	15,456,972
24,615,494	Federal National Mortgage Association, Pool AM8510	3.15%		05/01/2035	22,017,999
27,463,524	Federal National Mortgage Association, Pool AM8950	3.14%		06/01/2040	24,506,633
4,461,501	Federal National Mortgage Association, Pool AN5480	3.43%		06/01/2037	4,151,034
217,500,000	Federal National Mortgage Association, Pool AN6680	3.37%		11/01/2047	170,766,558
5,500,000	Federal National Mortgage Association, Pool AN7330	3.26%		12/01/2037	4,690,318
10,026,000	Federal National Mortgage Association, Pool AN7452	3.12%		11/01/2032	9,109,677
20,700,000	Federal National Mortgage Association, Pool AN8121	3.16%		01/01/2035	18,113,926
3,802,458	Federal National Mortgage Association, Pool AN9452	3.75%		06/01/2030	3,581,086
43,985,427	Federal National Mortgage Association, Pool BL0870	4.28%		12/01/2048	39,059,161
5,000,000	Federal National Mortgage Association, Pool BL2303	3.36%		05/01/2031	4,675,733
8,860,000	Federal National Mortgage Association, Pool BL4038	2.98%		09/01/2034	7,730,721
8,190,000	Federal National Mortgage Association, Pool BL5840	2.73%		02/01/2035	6,802,844
6,445,480	Federal National Mortgage Association, Pool BL6639	2.66%		05/01/2050	4,962,542
16,672,208	Federal National Mortgage Association, Pool BL6689	2.19%		05/01/2032	14,148,728
28,785,015	Federal National Mortgage Association, Pool BL6913	1.96%		05/01/2035	22,713,071
36,488,000	Federal National Mortgage Association, Pool BL7110	1.76%		07/01/2035	28,082,828
3,568,101	Federal National Mortgage Association, Pool BL7331	2.23%		07/01/2040	2,583,911
20,400,000	Federal National Mortgage Association, Pool BL7424	1.65%		08/01/2035	15,296,990
40,000,000	Federal National Mortgage Association, Pool BL8165	1.35%		09/01/2032	31,464,760

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,000,000	Federal National Mortgage Association, Pool BL8269	1.51%		09/01/2035	24,112,496
17,000,000	Federal National Mortgage Association, Pool BL8977	1.20%		11/01/2030	13,715,323
10,761,012	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	7,461,898
53,000,000	Federal National Mortgage Association, Pool BL9576	2.24%		12/01/2050	35,115,831
170,951,204	Federal National Mortgage Association, Pool BM6831	1.93	% (c)	10/01/2033	136,552,533
77,333,488	Federal National Mortgage Association, Pool BM6857	1.83	% (c)	12/01/2031	63,638,594
26,862,282	Federal National Mortgage Association, Pool BM7164 (Secured Overnight Financing Rate 30 Day Average + 2.28%, 2.28% Floor, 9.54% Cap)	4.54%		03/01/2053	26,125,892
15,990,664	Federal National Mortgage Association, Pool BR2181 (Secured Overnight Financing Rate 30 Day Average + 2.13%, 2.13% Floor, 7.14% Cap)	2.14%		07/01/2051	14,082,225
33,214,033	Federal National Mortgage Association, Pool BR2290 (Secured Overnight Financing Rate 30 Day Average + 2.12%, 2.12% Floor, 7.01% Cap)	2.01%		08/01/2051	28,973,157
48,883,000	Federal National Mortgage Association, Pool BS2496	1.88%		09/01/2033	39,099,363
5,592,000	Federal National Mortgage Association, Pool BS2500	1.81%		06/01/2030	4,777,725
15,019,730	Federal National Mortgage Association, Pool BS2568	2.20%		09/01/2046	11,520,146
3,000,000	Federal National Mortgage Association, Pool BS2580	2.15%		08/01/2033	2,459,733
22,000,000	Federal National Mortgage Association, Pool BS2805	1.81%		09/01/2033	17,665,921
9,975,000	Federal National Mortgage Association, Pool BS2834	2.24%		08/01/2041	7,101,346
39,850,000	Federal National Mortgage Association, Pool BS3020	1.96%		09/01/2033	31,948,752
34,043,000	Federal National Mortgage Association, Pool BS3101	1.91%		09/01/2033	27,462,937
2,595,000	Federal National Mortgage Association, Pool BS3163	1.75%		08/01/2030	2,203,423
19,880,000	Federal National Mortgage Association, Pool BS3192	2.03%		09/01/2036	14,920,593
16,125,000	Federal National Mortgage Association, Pool BS3314	1.83%		10/01/2033	12,941,569
21,000,000	Federal National Mortgage Association, Pool BS3345	2.16%		10/01/2036	16,412,234
25,042,000	Federal National Mortgage Association, Pool BS3426	1.76%		11/01/2031	20,235,288
12,048,000	Federal National Mortgage Association, Pool BS3431	1.83%		11/01/2033	9,617,124
6,536,000	Federal National Mortgage Association, Pool BS3434	1.83%		11/01/2033	5,217,258
32,694,000	Federal National Mortgage Association, Pool BS3442	2.12%		10/01/2036	25,004,845
11,900,000	Federal National Mortgage Association, Pool BS3514	2.08%		10/01/2033	9,587,109
7,339,000	Federal National Mortgage Association, Pool BS3955	2.30%		12/01/2036	5,698,531
46,000,000	Federal National Mortgage Association, Pool BS3974	1.94%		01/01/2032	38,129,071
21,200,000	Federal National Mortgage Association, Pool BS4110	2.13%		01/01/2034	17,407,431
48,972,000	Federal National Mortgage Association, Pool BS4111	1.98%		01/01/2032	40,943,736
46,000,000	Federal National Mortgage Association, Pool BS4125	2.32%		12/01/2031	39,085,291
21,024,000	Federal National Mortgage Association, Pool BS4177	1.94%		12/01/2031	17,715,228
12,500,000	Federal National Mortgage Association, Pool BS4213	2.46%		12/01/2036	10,063,775
18,199,000	Federal National Mortgage Association, Pool BS4225	2.36%		01/01/2037	14,344,691
20,000,000	Federal National Mortgage Association, Pool BS4273	1.93%		12/01/2031	16,774,603
33,675,000	Federal National Mortgage Association, Pool BS4276	2.03%		01/01/2032	28,333,159
51,025,000	Federal National Mortgage Association, Pool BS4306	1.92%		01/01/2032	41,613,208
19,170,000	Federal National Mortgage Association, Pool BS4330	1.92%		01/01/2034	15,322,655
30,761,000	Federal National Mortgage Association, Pool BS4333	1.89%		01/01/2032	25,184,425
12,000,000	Federal National Mortgage Association, Pool BS4334	2.01%		01/01/2034	9,620,938
18,287,957	Federal National Mortgage Association, Pool BS4359	1.99%		01/01/2032	15,487,345

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
21,800,000	Federal National Mortgage Association, Pool BS4360	2.14%		01/01/2037	16,550,069
53,950,000	Federal National Mortgage Association, Pool BS4453	1.96%		01/01/2032	44,414,073
51,688,000	Federal National Mortgage Association, Pool BS4524	2.02%		01/01/2032	42,655,259
41,850,000	Federal National Mortgage Association, Pool BS4736	2.00%		02/01/2032	34,280,120
24,500,000	Federal National Mortgage Association, Pool BS4737	2.00%		02/01/2032	20,068,409
20,155,000	Federal National Mortgage Association, Pool BS4951	2.63%		04/01/2032	17,333,595
11,123,113	Federal National Mortgage Association, Pool BS5636	3.72%		06/01/2032	10,375,177
4,200,000	Federal National Mortgage Association, Pool BS6131	3.89%		07/01/2032	3,974,401
3,600,000	Federal National Mortgage Association, Pool BS6419	3.89%		09/01/2032	3,410,395
24,762,678	Federal National Mortgage Association, Pool BS6649	3.89%		10/01/2032	23,414,429
159,468,000	Federal National Mortgage Association, Pool BS6912	4.33%		12/01/2032	155,708,730
4,131,000	Federal National Mortgage Association, Pool BS7305	5.22%		01/01/2032	4,322,110
39,897,392	Federal National Mortgage Association, Pool BS7329	5.41%		12/01/2032	41,211,862
8,333,000	Federal National Mortgage Association, Pool BS8657	5.10%		06/01/2030	8,535,482
11,138,697	Federal National Mortgage Association, Pool BV8021	4.50%		08/01/2052	10,805,438
14,253,990	Federal National Mortgage Association, Pool CB1055 (Secured Overnight Financing Rate 30 Day Average + 2.22%, 2.22% Floor, 6.87% Cap)	1.87%		07/01/2051	12,348,562
57,529,737	Federal National Mortgage Association, Pool CB4391	4.50%		08/01/2052	55,823,920
66,469,297	Federal National Mortgage Association, Pool CB5221	5.00%		12/01/2052	65,870,540
85,848,596	Federal National Mortgage Association, Pool FS2320	2.50%		04/01/2051	73,148,776
30,401,159	Federal National Mortgage Association, Pool FS4764	2.50%		02/01/2052	26,183,487
7,281,340	Federal National Mortgage Association, Pool MA3357	4.00%		05/01/2048	7,014,200
4,949,666	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	4,995,813
1,511,477	Federal National Mortgage Association, Series 2004-W10-A6	5.75%		08/25/2034	1,511,068
54,552,756	Federal National Mortgage Association, Series 2014-M11-1A	3.08	% (c)	08/25/2024	53,595,944
206,051,965	Federal National Mortgage Association, Series 2019-M16-X	1.18	% (c)(f)	07/25/2031	11,216,727
481,374,162	Federal National Mortgage Association, Series 2019-M18-X	0.71	% (c)(f)	08/25/2029	13,018,475
211,698,863	Federal National Mortgage Association, Series 2019-M24-2XA	1.14	% (c)(f)	03/25/2031	11,983,193
263,385,765	Federal National Mortgage Association, Series 2019-M24-XA	1.25	% (c)(f)	03/25/2029	13,077,788
350,538,707	Federal National Mortgage Association, Series 2020-M10-X2	1.72	% (c)(f)	12/25/2030	25,091,210
186,946,197	Federal National Mortgage Association, Series 2020-M10-X8	0.72	% (c)(f)	12/25/2027	3,373,332
75,691,367	Federal National Mortgage Association, Series 2020-M13-X2	1.23	% (c)(f)	09/25/2030	3,496,532
479,969,892	Federal National Mortgage Association, Series 2020-M15-X1	1.45	% (c)(f)	09/25/2031	31,184,412
18,024,607	Federal National Mortgage Association, Series 2020-M17-X1	1.36	% (c)(f)	01/25/2028	631,575
117,496,810	Federal National Mortgage Association, Series 2020-M27-X1	0.87	% (c)(f)	03/25/2031	4,523,533
160,556,686	Federal National Mortgage Association, Series 2020-M54-X	1.50	% (c)(f)	12/25/2033	11,580,071
53,046,307	Federal National Mortgage Association, Series 2020-M7-X2	1.24	% (c)(f)	03/25/2031	3,192,565
11,204,843	Federal National Mortgage Association, Series 2021-M12-2A1	2.13	% (c)	05/25/2033	9,961,104
934,280,429	Federal National Mortgage Association, Series 2021-M14-X	0.98	% (c)(f)	10/25/2031	33,647,082
176,195,788	Federal National Mortgage Association, Series 2021-M3-X2	0.93	% (c)(f)	08/25/2033	6,804,488
22,202,197	Federal National Mortgage Association, Series 2021-M5-A1	1.46	% (c)	01/25/2033	20,002,561
713,815,305	Federal National Mortgage Association, Series 2022-M2-X	0.39	% (c)(f)	01/25/2032	16,848,540
17,917,224	Federal National Mortgage Association, Series 2022-M4-A1X	2.46	% (c)	05/25/2030	16,453,799
2,774,416	Federal National Mortgage Association, Series 400-S4 (-1 x Secured Overnight Financing Rate 30 Day Average + 5.34%, 0.00% Floor, 5.45% Cap)	0.00	% (f)(h)	11/25/2039	214,252

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
27,694,813	Federal National Mortgage Association, Series 412-A3	3.00%		08/25/2042	24,842,031
34,021,052	Federal National Mortgage Association, Series 428-C17	3.00	% (f)	04/25/2050	5,160,748
15,884,806	Federal National Mortgage Association-Aces, Series 2023-M1S-A1X	4.51	% (c)	07/25/2033	16,014,191
1,479,905	FREMF Mortgage Trust, Series 2017-KF34-B (Secured Overnight Financing Rate 30 Day Average + 2.81%, 2.55% Floor)	8.15	% (a)	08/25/2024	1,467,548
55,137,913	Government National Mortgage Association II, Pool 785717	3.00%		11/20/2051	49,637,760
27,013,624	Government National Mortgage Association Pass-Thru, Pool 785310	2.50%		02/20/2051	23,535,362
42,236,603	Government National Mortgage Association Pass-Thru, Pool 785346	2.00%		03/20/2051	34,678,890
12,689,522	Government National Mortgage Association Pass-Thru, Pool 785350	2.00%		01/20/2051	10,397,741
24,536,879	Government National Mortgage Association Pass-Thru, Pool 785374	2.50%		03/20/2051	21,447,571
88,012,522	Government National Mortgage Association Pass-Thru, Pool 785401	2.50%		10/20/2050	74,749,270
123,678,869	Government National Mortgage Association Pass-Thru, Pool 785412	2.50%		03/20/2051	107,762,304
27,872,296	Government National Mortgage Association Pass-Thru, Pool 785595	2.50%		03/20/2051	24,354,149
53,237,829	Government National Mortgage Association Pass-Thru, Pool 785609	2.50%		08/20/2051	46,454,884
13,609,322	Government National Mortgage Association Pass-Thru, Pool 785638	2.50%		08/20/2051	11,857,471
30,889,454	Government National Mortgage Association Pass-Thru, Pool 785639	2.50%		08/20/2051	26,914,015
13,027,811	Government National Mortgage Association Pass-Thru, Pool 785680	2.50%		10/20/2051	11,350,229
23,960,835	Government National Mortgage Association Pass-Thru, Pool 786510	3.00%		02/20/2052	21,333,197
9,772,843	Government National Mortgage Association Pass-Thru, Pool CB2017	2.50%		03/20/2051	8,514,620
9,461,205	Government National Mortgage Association Pass-Thru, Pool CB4182	2.50%		03/20/2051	8,244,956
2,535,586	Government National Mortgage Association Pass-Thru, Pool CB5487	2.50%		03/20/2051	2,159,641
8,125,213	Government National Mortgage Association Pass-Thru, Pool CB9135	2.50%		04/20/2051	7,140,407
7,830,262	Government National Mortgage Association Pass-Thru, Pool CH0426	2.50%		02/20/2052	6,615,950
6,316,845	Government National Mortgage Association Pass-Thru, Pool CI0294	2.50%		01/20/2052	5,339,054
27,448,429	Government National Mortgage Association Pass-Thru, Pool CI6428	2.50%		01/20/2052	23,192,865
563,921	Government National Mortgage Association Pass-Thru, Pool MA2511	3.50%		01/20/2045	521,391
17,311,659	Government National Mortgage Association Pass-Thru, Pool MA5076	3.00%		03/20/2048	15,855,325
10,603,813	Government National Mortgage Association Pass-Thru, Pool MA7255	2.50%		03/20/2051	9,278,127
89,766,313	Government National Mortgage Association REMICS, Series 2021-150-IO	1.03	% (c)(f)	11/16/2063	5,854,245

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
33,617,988	Government National Mortgage Association REMICS, Series 2021-49-NI	2.50	% (f)	03/20/2051	4,104,750
4,310,905	Government National Mortgage Association, Series 2003-67-SP (-1 x Secured Overnight Financing Rate 1 Month + 6.99%, 7.10% Cap)	1.63	% (f)(h)	08/20/2033	65,976
1,797,683	Government National Mortgage Association, Series 2003-86-ZK	5.00%		10/20/2033	1,792,395
1,094,892	Government National Mortgage Association, Series 2004-49-Z	6.00%		06/20/2034	1,113,995
1,999,434	Government National Mortgage Association, Series 2004-83-CS (-1 x Secured Overnight Financing Rate 1 Month + 5.97%, 6.08% Cap)	0.61	% (f)(h)	10/20/2034	106,396
515,760	Government National Mortgage Association, Series 2005-21-Z	5.00%		03/20/2035	517,121
5,482,995	Government National Mortgage Association, Series 2005-39-ZB	5.00%		07/20/2034	5,494,298
385,908	Government National Mortgage Association, Series 2006-24-CX (-7 x Secured Overnight Financing Rate 1 Month + 39.13%, 0.00% Floor, 39.97% Cap)	0.00	% (h)	05/20/2036	426,181
1,955,540	Government National Mortgage Association, Series 2007-26-SJ (-1 x Secured Overnight Financing Rate 1 Month + 4.58%, 0.00% Floor, 4.69% Cap)	0.00	% (f)(h)	04/20/2037	21,911
2,064,220	Government National Mortgage Association, Series 2008-2-SM (-1 x Secured Overnight Financing Rate 1 Month + 6.39%, 6.50% Cap)	1.03	% (f)(h)	01/16/2038	154,960
3,589,251	Government National Mortgage Association, Series 2008-42-AI (-1 x Secured Overnight Financing Rate 1 Month + 7.58%, 7.69% Cap)	2.22	% (f)(h)	05/16/2038	446,888
1,347,594	Government National Mortgage Association, Series 2008-43-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.22%, 6.34% Cap)	0.86	% (f)(h)	05/20/2038	35,375
1,573,172	Government National Mortgage Association, Series 2008-51-SC (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	06/20/2038	93,710
1,246,685	Government National Mortgage Association, Series 2008-51-SE (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	06/16/2038	88,301
433,087	Government National Mortgage Association, Series 2008-82-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (f)(h)	09/20/2038	11,178
712,210	Government National Mortgage Association, Series 2008-83-SD (-1 x Secured Overnight Financing Rate 1 Month + 6.45%, 6.56% Cap)	1.09	% (f)(h)	11/16/2036	25,355
3,082,527	Government National Mortgage Association, Series 2009-106-VZ	4.50%		11/20/2039	3,064,725
2,628,837	Government National Mortgage Association, Series 2009-10-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.54%, 6.65% Cap)	1.18	% (f)(h)	02/16/2039	227,718
529,919	Government National Mortgage Association, Series 2009-24-SN (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (f)(h)	09/20/2038	15,210
1,805,613	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	1,777,224
9,947,823	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	9,754,335
9,393	Government National Mortgage Association, Series 2009-41-ZQ	4.50	% (i)	06/16/2039	9,382
1,309,810	Government National Mortgage Association, Series 2009-48-Z	5.00%		06/16/2039	1,311,563
93,181	Government National Mortgage Association, Series 2009-50-KP	4.50%		06/20/2039	92,295
710,470	Government National Mortgage Association, Series 2009-69-TS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (f)(h)	04/16/2039	26,334
1,413,363	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	1,404,796

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
286,713	Government National Mortgage Association, Series 2009-87-IG (-1 x Secured Overnight Financing Rate 1 Month + 6.63%, 6.74% Cap)	1.27	% (f)(h)	03/20/2037	2,998
6,232,380	Government National Mortgage Association, Series 2010-106-PS (-1 x Secured Overnight Financing Rate 1 Month + 5.94%, 6.05% Cap)	0.58	% (f)(h)	03/20/2040	206,836
2,851,716	Government National Mortgage Association, Series 2010-1-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.64%, 5.75% Cap)	0.28	% (f)(h)	01/16/2040	192,057
2,600,822	Government National Mortgage Association, Series 2010-25-ZB	4.50%		02/16/2040	2,568,106
20,825,631	Government National Mortgage Association, Series 2010-26-QS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	02/20/2040	2,285,771
1,779,282	Government National Mortgage Association, Series 2010-42-AY	5.00%		11/20/2039	1,796,111
1,716,620	Government National Mortgage Association, Series 2010-42-ES (-1 x Secured Overnight Financing Rate 1 Month + 5.57%, 5.68% Cap)	0.21	% (f)(h)	04/20/2040	140,750
493,159	Government National Mortgage Association, Series 2010-61-AS (-1 x Secured Overnight Financing Rate 1 Month + 6.44%, 6.55% Cap)	1.08	% (f)(h)	09/20/2039	26,181
5,393,592	Government National Mortgage Association, Series 2010-62-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.64%, 5.75% Cap)	0.28	% (f)(h)	05/20/2040	463,662
6,251,298	Government National Mortgage Association, Series 2010-62-ZG	5.50%		05/16/2040	6,337,597
2,668,059	Government National Mortgage Association, Series 2011-18-SN (-2 x Secured Overnight Financing Rate 1 Month + 9.27%, 0.00% Floor, 9.50% Cap)	0.00	% (h)	12/20/2040	2,226,985
2,672,233	Government National Mortgage Association, Series 2011-18-YS (-2 x Secured Overnight Financing Rate 1 Month + 9.27%, 0.00% Floor, 9.50% Cap)	0.00	% (h)	12/20/2040	2,207,733
760,386	Government National Mortgage Association, Series 2011-69-OC	0.00	% (j)	05/20/2041	644,147
7,640,784	Government National Mortgage Association, Series 2011-69-SB (-1 x Secured Overnight Financing Rate 1 Month + 5.24%, 0.00% Floor, 5.35% Cap)	0.00	% (f)(h)	05/20/2041	612,662
12,147,048	Government National Mortgage Association, Series 2011-70-PO	0.00	% (j)	05/16/2041	9,339,216
7,521,931	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	7,489,330
2,894,336	Government National Mortgage Association, Series 2011-72-AS (-1 x Secured Overnight Financing Rate 1 Month + 5.27%, 0.00% Floor, 5.38% Cap)	0.00	% (f)(h)	05/20/2041	228,005
2,242,352	Government National Mortgage Association, Series 2011-72-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.68	% (f)(h)	05/20/2041	167,859
7,593,892	Government National Mortgage Association, Series 2013-116-LS (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.68	% (f)(h)	08/20/2043	821,253
10,672,520	Government National Mortgage Association, Series 2013-136-CS (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (f)(h)	09/16/2043	915,371
17,887,419	Government National Mortgage Association, Series 2013-182-WZ	2.50%		12/20/2043	15,951,024
55,138,898	Government National Mortgage Association, Series 2013-182-ZW	2.50%		12/20/2043	49,523,735
3,835,994	Government National Mortgage Association, Series 2013-186-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	02/16/2043	245,412

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,211,532	Government National Mortgage Association, Series 2013-26-MS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	02/20/2043	575,526
2,906,732	Government National Mortgage Association, Series 2013-34-PL	3.00%		03/20/2042	2,819,007
9,012,231	Government National Mortgage Association, Series 2014-163-PS (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (f)(h)	11/20/2044	805,230
9,719,820	Government National Mortgage Association, Series 2014-167-SA (-1 x Secured Overnight Financing Rate 1 Month + 5.49%, 5.60% Cap)	0.13	% (f)(h)	11/20/2044	892,936
16,559,738	Government National Mortgage Association, Series 2014-21-SE (-1 x Secured Overnight Financing Rate 1 Month + 5.44%, 5.55% Cap)	0.08	% (f)(h)	02/20/2044	1,374,607
10,446,314	Government National Mortgage Association, Series 2014-30-EA	1.79	% (c)	02/16/2044	9,106,924
9,935,824	Government National Mortgage Association, Series 2014-39-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.09%, 6.20% Cap)	0.73	% (f)(h)	03/20/2044	1,069,277
10,855,514	Government National Mortgage Association, Series 2014-59-DS (-1 x Secured Overnight Financing Rate 1 Month + 6.14%, 6.25% Cap)	0.78	% (f)(h)	04/16/2044	1,047,884
10,385,384	Government National Mortgage Association, Series 2016-108-SM (-1 x Secured Overnight Financing Rate 1 Month + 5.99%, 6.10% Cap)	0.63	% (f)(h)	08/20/2046	1,311,809
22,894,178	Government National Mortgage Association, Series 2019-122-IO	1.00	% (c)(f)	07/16/2061	1,431,733
188,752,786	Government National Mortgage Association, Series 2019-147-IO	0.40	% (c)(f)	06/16/2061	6,246,943
10,192,841	Government National Mortgage Association, Series 2019-153-GF (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.92%		12/20/2049	9,917,012
19,583,924	Government National Mortgage Association, Series 2020-104-AI	3.00	% (f)	07/20/2050	3,104,720
12,299,527	Government National Mortgage Association, Series 2020-104-EI	3.00	% (f)	07/20/2050	1,967,726
10,603,729	Government National Mortgage Association, Series 2020-112-LS (-1 x Secured Overnight Financing Rate 30 Day Average + 6.20%, 6.20% Cap)	0.86	% (f)(h)	08/20/2050	1,489,260
41,992,782	Government National Mortgage Association, Series 2020-115-IG	2.50	% (f)	08/20/2050	5,593,657
20,348,140	Government National Mortgage Association, Series 2020-138-IC	3.50	% (f)	08/20/2050	3,271,370
148,644,799	Government National Mortgage Association, Series 2020-140-ES (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	09/20/2050	20,868,288
38,131,689	Government National Mortgage Association, Series 2020-140-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.24%, 6.35% Cap)	0.88	% (f)(h)	09/20/2050	5,350,017
49,070,861	Government National Mortgage Association, Series 2020-146-CI	2.50	% (f)	10/20/2050	5,832,911
26,453,487	Government National Mortgage Association, Series 2020-146-KI	2.50	% (f)	10/20/2050	3,644,894
43,190,546	Government National Mortgage Association, Series 2020-148-AI	2.50	% (f)	10/20/2050	5,552,503
36,826,997	Government National Mortgage Association, Series 2020-148-JL	1.00%		10/20/2050	27,415,368
152,566,676	Government National Mortgage Association, Series 2020-151-MI	2.50	% (f)	10/20/2050	20,619,112
64,750,169	Government National Mortgage Association, Series 2020-152-IO	0.58	% (c)(f)	12/16/2062	3,120,375
102,591,786	Government National Mortgage Association, Series 2020-153-EI	2.50	% (f)	10/20/2050	13,665,175
45,407,139	Government National Mortgage Association, Series 2020-160-IA	2.50	% (f)	10/20/2050	6,131,476
11,166,119	Government National Mortgage Association, Series 2020-160-IM	2.50	% (f)	10/20/2050	1,555,779
36,526,031	Government National Mortgage Association, Series 2020-162-QS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	10/20/2050	5,186,181

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
51,619,435	Government National Mortgage Association, Series 2020-166-SM (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	11/20/2050	7,150,670
72,346,530	Government National Mortgage Association, Series 2020-167-BI	2.50	% (f)	11/20/2050	9,450,555
54,440,126	Government National Mortgage Association, Series 2020-167-DI	2.50	% (f)	11/20/2050	6,928,148
34,138,552	Government National Mortgage Association, Series 2020-167-IA	2.50	% (f)	11/20/2050	4,776,315
80,005,043	Government National Mortgage Association, Series 2020-167-JI	2.50	% (f)	11/20/2050	10,994,229
14,768,143	Government National Mortgage Association, Series 2020-167-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	11/20/2050	2,222,925
28,306,347	Government National Mortgage Association, Series 2020-167-YK	1.20%		11/20/2050	21,476,022
129,948,701	Government National Mortgage Association, Series 2020-173-MI	2.50	% (f)	11/20/2050	17,644,136
41,557,021	Government National Mortgage Association, Series 2020-175-MI	2.50	% (f)	11/20/2050	5,553,439
38,861,954	Government National Mortgage Association, Series 2020-175-SC (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	11/20/2050	5,477,138
84,789,144	Government National Mortgage Association, Series 2020-177-IO	0.82	% (c)(f)	06/16/2062	4,918,398
28,850,829	Government National Mortgage Association, Series 2020-181-AI	2.50	% (f)	12/20/2050	3,644,613
49,487,913	Government National Mortgage Association, Series 2020-181-BI	2.50	% (f)	12/20/2050	6,710,234
30,894,996	Government National Mortgage Association, Series 2020-181-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	12/20/2050	4,364,654
28,600,650	Government National Mortgage Association, Series 2020-181-YM	1.17%		12/20/2050	21,647,563
66,559,175	Government National Mortgage Association, Series 2020-185-AI	2.50	% (f)	12/20/2050	8,986,427
51,860,266	Government National Mortgage Association, Series 2020-185-KI	2.50	% (f)	12/20/2050	6,446,885
42,082,851	Government National Mortgage Association, Series 2020-185-MI	2.50	% (f)	12/20/2050	5,646,719
47,600,604	Government National Mortgage Association, Series 2020-187-AI	2.50	% (f)	12/20/2050	6,226,007
5,533,130	Government National Mortgage Association, Series 2020-188-DI	2.50	% (f)	12/20/2050	759,723
27,564,778	Government National Mortgage Association, Series 2020-188-GI	2.00	% (f)	12/20/2050	3,004,233
41,042,137	Government National Mortgage Association, Series 2020-188-IQ	3.00	% (f)	10/20/2050	6,497,048
91,831,970	Government National Mortgage Association, Series 2020-188-KI	2.50	% (f)	12/20/2050	12,606,675
36,915,027	Government National Mortgage Association, Series 2020-188-NS (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	12/20/2050	5,197,470
40,115,802	Government National Mortgage Association, Series 2020-195-IX	1.13	% (c)(f)	12/16/2062	2,932,786
5,338,332	Government National Mortgage Association, Series 2020-4-H	2.50%		10/20/2049	4,644,520
8,653,356	Government National Mortgage Association, Series 2020-79-KG	1.30%		06/20/2050	6,796,255
36,038,754	Government National Mortgage Association, Series 2020-7-FM (Secured Overnight Financing Rate 1 Month + 0.56%, 0.45% Floor, 6.50% Cap)	5.92%		01/20/2050	35,136,694
90,187,545	Government National Mortgage Association, Series 2020-89-IA	1.17	% (c)(f)	04/16/2062	6,963,651
66,719,288	Government National Mortgage Association, Series 2020-94-IO	0.97	% (c)(f)	03/16/2062	4,296,362
18,031,360	Government National Mortgage Association, Series 2020-98-SA (-1 x Secured Overnight Financing Rate 1 Month + 6.04%, 6.15% Cap)	0.68	% (f)(h)	07/20/2050	2,458,803
118,130,464	Government National Mortgage Association, Series 2021-100-IO	0.97	% (c)(f)	06/16/2063	7,824,454
65,291,935	Government National Mortgage Association, Series 2021-107-QI	2.50	% (f)	06/20/2051	8,957,688
66,885,827	Government National Mortgage Association, Series 2021-10-IO	0.99	% (c)(f)	05/16/2063	4,566,944
130,969,058	Government National Mortgage Association, Series 2021-110-IO	0.87	% (c)(f)	11/16/2063	8,457,694

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
24,963,946	Government National Mortgage Association, Series 2021-114-SB (-1 x Secured Overnight Financing Rate 1 Month + 2.49%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(h)	06/20/2051	328,873
45,545,591	Government National Mortgage Association, Series 2021-116-IA	2.50	% (f)	06/20/2051	6,218,303
45,831,482	Government National Mortgage Association, Series 2021-116-XI	3.50	% (f)	03/20/2051	7,849,416
21,843,834	Government National Mortgage Association, Series 2021-117-IJ	3.50	% (f)	06/20/2051	2,952,192
16,946,449	Government National Mortgage Association, Series 2021-117-SH (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	07/20/2051	1,814,299
117,818,734	Government National Mortgage Association, Series 2021-122-SA (-1 x Secured Overnight Financing Rate 30 Day Average + 2.60%, 0.00% Floor, 2.60% Cap)	0.00	% (f)(h)	07/20/2051	1,450,231
26,378,895	Government National Mortgage Association, Series 2021-125-IO	3.00	% (f)	06/20/2051	3,395,890
239,945,987	Government National Mortgage Association, Series 2021-12-IO	0.95	% (c)(f)	03/16/2063	15,536,071
62,767,269	Government National Mortgage Association, Series 2021-135-GI	3.00	% (f)	08/20/2051	8,920,943
79,775,626	Government National Mortgage Association, Series 2021-135-SK (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	08/20/2051	8,684,941
65,335,704	Government National Mortgage Association, Series 2021-136-EI	3.00	% (f)	08/20/2051	9,349,010
40,315,982	Government National Mortgage Association, Series 2021-138-IL	3.00	% (f)	08/20/2051	5,624,757
39,272,741	Government National Mortgage Association, Series 2021-138-KI	3.00	% (f)	08/20/2051	5,950,900
60,066,284	Government National Mortgage Association, Series 2021-138-PS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.75%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(h)	08/20/2051	1,394,703
15,529,112	Government National Mortgage Association, Series 2021-139-BI	3.50	% (f)	08/20/2051	2,081,960
49,806,491	Government National Mortgage Association, Series 2021-140-IJ	3.00	% (f)	08/20/2051	7,788,774
32,360,099	Government National Mortgage Association, Series 2021-142-IO	3.00	% (f)	08/20/2051	5,219,891
121,312,261	Government National Mortgage Association, Series 2021-142-XI	3.00	% (f)	08/20/2051	18,838,508
112,530,838	Government National Mortgage Association, Series 2021-143-IO	0.97	% (c)(f)	10/16/2063	7,333,522
85,667,663	Government National Mortgage Association, Series 2021-144-IO	0.83	% (c)(f)	04/16/2063	5,116,381
68,792,058	Government National Mortgage Association, Series 2021-151-IO	0.92	% (c)(f)	04/16/2063	4,646,965
29,420,867	Government National Mortgage Association, Series 2021-155-IE	3.00	% (f)	09/20/2051	4,457,182
81,866,253	Government National Mortgage Association, Series 2021-155-KI	4.00	% (f)	09/20/2051	11,408,545
39,268,975	Government National Mortgage Association, Series 2021-155-S (-1 x Secured Overnight Financing Rate 30 Day Average + 3.20%, 0.00% Floor, 3.20% Cap)	0.00	% (f)(h)	09/20/2051	681,277
40,240,810	Government National Mortgage Association, Series 2021-155-SG (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	09/20/2051	5,278,113
23,601,495	Government National Mortgage Association, Series 2021-157-IO	0.89	% (c)(f)	09/16/2063	1,507,569
47,628,729	Government National Mortgage Association, Series 2021-158-IO	3.00	% (f)	09/20/2051	7,061,969
65,280,099	Government National Mortgage Association, Series 2021-158-IV	2.50	% (f)	09/20/2051	8,968,493
235,805,256	Government National Mortgage Association, Series 2021-15-BI	2.50	% (f)	01/20/2051	31,440,386
25,439,805	Government National Mortgage Association, Series 2021-160-IA	3.00	% (f)	09/20/2051	3,710,266
81,839,680	Government National Mortgage Association, Series 2021-160-SQ (-1 x Secured Overnight Financing Rate 30 Day Average + 2.65%, 0.00% Floor, 3.00% Cap)	0.00	% (f)(h)	09/20/2051	1,101,431
36,474,198	Government National Mortgage Association, Series 2021-160-WI	2.50	% (f)	09/20/2051	4,606,914
43,276,172	Government National Mortgage Association, Series 2021-160-XI	3.00	% (f)	09/20/2051	6,226,809
44,547,787	Government National Mortgage Association, Series 2021-161-KI	3.50	% (f)	09/20/2051	7,275,897

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
83,481,322	Government National Mortgage Association, Series 2021-161-UI	3.00	% (f)	09/20/2051	12,074,972
28,592,896	Government National Mortgage Association, Series 2021-162-DI	3.00	% (f)	09/20/2051	4,226,179
15,246,487	Government National Mortgage Association, Series 2021-170-IO	0.99	% (c)(f)	05/16/2063	1,091,010
41,351,306	Government National Mortgage Association, Series 2021-175-IM	3.00	% (f)	10/20/2051	5,866,373
15,612,992	Government National Mortgage Association, Series 2021-175-IN	2.50	% (f)	07/20/2051	2,115,587
53,734,230	Government National Mortgage Association, Series 2021-175-IU	2.50	% (f)	09/20/2051	7,114,487
45,430,930	Government National Mortgage Association, Series 2021-176-TI	4.00	% (f)	10/20/2051	6,166,854
121,201,840	Government National Mortgage Association, Series 2021-177-IA	2.50	% (f)	10/20/2051	15,800,672
58,088,943	Government National Mortgage Association, Series 2021-180-IO	0.91	% (c)(f)	11/16/2063	3,985,935
69,680,650	Government National Mortgage Association, Series 2021-184-IO	0.88	% (c)(f)	12/16/2061	4,511,752
28,162,222	Government National Mortgage Association, Series 2021-188-IA	3.00	% (f)	10/20/2051	3,933,330
48,998,255	Government National Mortgage Association, Series 2021-188-IN	2.50	% (f)	10/20/2051	6,766,306
34,683,464	Government National Mortgage Association, Series 2021-188-IT	2.50	% (f)	10/20/2051	4,534,585
23,453,462	Government National Mortgage Association, Series 2021-188-IW	3.00	% (f)	10/20/2051	3,522,771
23,850,116	Government National Mortgage Association, Series 2021-191-BI	2.50	% (f)	10/20/2051	3,277,767
47,772,450	Government National Mortgage Association, Series 2021-191-CI	2.50	% (f)	10/20/2051	6,211,178
29,602,139	Government National Mortgage Association, Series 2021-192-AI	3.00	% (f)	10/20/2051	4,428,012
122,371,633	Government National Mortgage Association, Series 2021-193-FW (Secured Overnight Financing Rate 30 Day Average + 0.45%, 0.45% Floor, 3.00% Cap)	3.00%		11/20/2051	104,828,827
60,965,350	Government National Mortgage Association, Series 2021-193-I	3.00	% (f)	06/20/2051	8,481,865
126,809,982	Government National Mortgage Association, Series 2021-193-SW (-1 x Secured Overnight Financing Rate 30 Day Average + 2.55%, 0.00% Floor, 2.55% Cap)	0.00	% (f)(h)	11/20/2051	1,245,718
72,101,016	Government National Mortgage Association, Series 2021-196-IO	2.50	% (f)	11/20/2051	9,893,658
82,082,166	Government National Mortgage Association, Series 2021-1-EI	2.00	% (f)	01/20/2051	7,010,589
35,303,308	Government National Mortgage Association, Series 2021-1-IA	2.50	% (f)	01/20/2051	4,736,482
86,271,684	Government National Mortgage Association, Series 2021-200-IO	0.88	% (c)(f)	11/16/2063	5,868,545
26,335,562	Government National Mortgage Association, Series 2021-205-DI	2.50	% (f)	11/20/2051	3,452,013
181,177,752	Government National Mortgage Association, Series 2021-208-IO	0.76	% (c)(f)	06/16/2064	9,992,297
31,991,824	Government National Mortgage Association, Series 2021-20-IO	1.15	% (c)(f)	08/16/2062	2,508,626
183,215,898	Government National Mortgage Association, Series 2021-210-IO	0.98	% (c)(f)	05/16/2062	12,892,500
52,467,420	Government National Mortgage Association, Series 2021-211-IO	0.97	% (c)(f)	01/16/2063	3,613,835
33,997,863	Government National Mortgage Association, Series 2021-213-IH	3.00	% (f)	12/20/2051	4,847,045
9,512,765	Government National Mortgage Association, Series 2021-226-TI	2.50	% (f)	12/20/2051	1,312,610
268,237,410	Government National Mortgage Association, Series 2021-22-IO	0.98	% (c)(f)	05/16/2063	18,323,807
76,045,306	Government National Mortgage Association, Series 2021-24-XI	2.00	% (f)	02/20/2051	7,774,804
33,038,287	Government National Mortgage Association, Series 2021-24-YD	1.20%		02/20/2051	25,787,695
11,490,301	Government National Mortgage Association, Series 2021-25-EI	2.50	% (f)	02/20/2051	1,425,160
62,485,338	Government National Mortgage Association, Series 2021-2-IO	0.88	% (c)(f)	06/16/2063	3,876,622
21,538,389	Government National Mortgage Association, Series 2021-30-IB	2.50	% (f)	02/20/2051	2,948,106
26,420,987	Government National Mortgage Association, Series 2021-30-WI	2.50	% (f)	02/20/2051	3,617,958
26,492,093	Government National Mortgage Association, Series 2021-35-IO	1.03	% (c)(f)	12/16/2062	1,875,563
76,977,460	Government National Mortgage Association, Series 2021-35-IX	1.20	% (c)(f)	12/16/2062	6,401,777
33,217,385	Government National Mortgage Association, Series 2021-40-IO	0.82	% (c)(f)	02/16/2063	2,022,357
597,591,729	Government National Mortgage Association, Series 2021-45-IO	0.81	% (c)(f)	04/16/2063	35,485,176
47,560,275	Government National Mortgage Association, Series 2021-49-QI	2.50	% (f)	03/20/2049	4,619,144

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
28,827,599	Government National Mortgage Association, Series 2021-52-IO	0.72	% (c)(f)	04/16/2063	1,546,808
8,349,792	Government National Mortgage Association, Series 2021-58-HP	3.00%		08/20/2050	7,415,424
206,802,573	Government National Mortgage Association, Series 2021-60-IO	0.83	% (c)(f)	05/16/2063	12,228,422
237,553,081	Government National Mortgage Association, Series 2021-65-IO	0.88	% (c)(f)	08/16/2063	15,063,716
180,140,240	Government National Mortgage Association, Series 2021-70-IO	0.71	% (c)(f)	04/16/2063	9,776,103
163,919,580	Government National Mortgage Association, Series 2021-71-IO	0.87	% (c)(f)	10/16/2062	10,143,622
160,143,656	Government National Mortgage Association, Series 2021-72-IO	0.57	% (c)(f)	01/16/2061	7,465,177
107,483,443	Government National Mortgage Association, Series 2021-74-CI	3.00	% (f)	12/20/2050	16,066,690
102,097,551	Government National Mortgage Association, Series 2021-77-SJ (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(h)	05/20/2051	4,023,910
11,692,031	Government National Mortgage Association, Series 2021-78-IC	4.00	% (f)	05/20/2051	2,024,531
41,569,741	Government National Mortgage Association, Series 2021-7-IP	3.50	% (f)	07/20/2050	6,871,753
91,602,763	Government National Mortgage Association, Series 2021-7-KI	2.50	% (f)	01/20/2051	12,563,896
53,909,057	Government National Mortgage Association, Series 2021-7-MI	2.50	% (f)	01/20/2051	7,379,821
59,377,253	Government National Mortgage Association, Series 2021-80-IO	0.90	% (c)(f)	12/16/2062	3,991,594
313,277,110	Government National Mortgage Association, Series 2021-85-IO	0.68	% (c)(f)	03/16/2063	16,657,790
48,054,933	Government National Mortgage Association, Series 2021-87-ET	2.00%		05/20/2051	39,824,978
45,086,075	Government National Mortgage Association, Series 2021-96-TS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.25%, 0.00% Floor, 3.25% Cap)	0.00	% (f)(h)	06/20/2051	950,572
42,831,846	Government National Mortgage Association, Series 2021-97-NI	2.50	% (f)	08/20/2049	4,417,617
34,551,279	Government National Mortgage Association, Series 2021-97-SH (-1 x Secured Overnight Financing Rate 1 Month + 3.64%, 0.00% Floor, 3.75% Cap)	0.00	% (f)(h)	06/20/2051	1,316,925
111,828,891	Government National Mortgage Association, Series 2021-98-IG	3.00	% (f)	06/20/2051	17,844,335
25,555,529	Government National Mortgage Association, Series 2021-98-MI	2.50	% (f)	06/20/2051	3,507,420
27,684,151	Government National Mortgage Association, Series 2021-98-SB (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	06/20/2051	3,394,473
71,130,591	Government National Mortgage Association, Series 2021-98-ST (-1 x Secured Overnight Financing Rate 30 Day Average + 2.73%, 0.00% Floor, 2.73% Cap)	0.00	% (f)(h)	03/20/2051	805,156
8,905,662	Government National Mortgage Association, Series 2021-98-SW (-1 x Secured Overnight Financing Rate 1 Month + 6.19%, 6.30% Cap)	0.83	% (f)(h)	06/20/2051	1,005,401
41,623,042	Government National Mortgage Association, Series 2021-99-IO	0.59	% (c)(f)	05/16/2061	1,981,573
60,167,794	Government National Mortgage Association, Series 2021-9-AI	2.00	% (f)	01/20/2051	6,043,097
104,308,790	Government National Mortgage Association, Series 2021-9-MI	2.50	% (f)	01/20/2051	14,280,802
205,088,962	Government National Mortgage Association, Series 2022-102-IO	0.48	% (c)(f)	06/16/2064	8,787,303
27,446,760	Government National Mortgage Association, Series 2022-135-EB	4.50%		01/20/2049	27,071,851
67,070,125	Government National Mortgage Association, Series 2022-137-DI	2.50	% (f)	02/20/2051	8,521,702
68,080,516	Government National Mortgage Association, Series 2022-137-EI	2.50	% (f)	06/20/2051	9,301,507
87,532,017	Government National Mortgage Association, Series 2022-141-IO	0.78	% (c)(f)	06/16/2064	6,107,459
115,065,193	Government National Mortgage Association, Series 2022-14-IO	0.66	% (c)(f)	12/01/2061	5,876,633
96,701,780	Government National Mortgage Association, Series 2022-158-IO	0.88	% (c)(f)	08/16/2064	7,431,686
62,017,439	Government National Mortgage Association, Series 2022-167-IO	0.82	% (c)(f)	08/16/2065	4,121,425
133,530,246	Government National Mortgage Association, Series 2022-169-IO	0.89	% (c)(f)	01/16/2062	10,200,696
14,893,478	Government National Mortgage Association, Series 2022-183-B	5.00%		04/20/2047	14,997,998

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
86,566,737	Government National Mortgage Association, Series 2022-188-IO	2.50	% (f)	02/20/2051	11,825,717
80,554,323	Government National Mortgage Association, Series 2022-202-IO	0.72	% (c)(f)	10/16/2063	5,235,185
85,888,673	Government National Mortgage Association, Series 2022-207-EI	3.50	% (f)	02/20/2052	14,845,840
90,055,714	Government National Mortgage Association, Series 2022-207-IO	3.00	% (f)	08/20/2051	14,253,910
56,719,261	Government National Mortgage Association, Series 2022-218-IO	3.50	% (f)	01/20/2052	9,647,731
74,686,645	Government National Mortgage Association, Series 2022-21-IO	0.78	% (c)(f)	10/16/2063	4,573,123
13,674,198	Government National Mortgage Association, Series 2022-23-BA	3.00%		05/20/2049	12,351,852
145,734,006	Government National Mortgage Association, Series 2022-27-IO	0.75	% (c)(f)	03/16/2064	8,384,019
93,539,105	Government National Mortgage Association, Series 2022-35-IO	0.55	% (c)(f)	10/16/2063	4,742,171
143,886,322	Government National Mortgage Association, Series 2022-38-IO	0.72	% (c)(f)	04/16/2064	8,142,541
416,205,795	Government National Mortgage Association, Series 2022-39-IO	0.62	% (c)(f)	01/16/2064	22,966,777
123,048,644	Government National Mortgage Association, Series 2022-42-IO	0.67	% (c)(f)	12/16/2063	6,683,264
22,562,879	Government National Mortgage Association, Series 2022-44-TY	2.00%		12/20/2051	17,738,735
59,531,982	Government National Mortgage Association, Series 2022-48-IO	0.70	% (c)(f)	01/16/2064	3,594,863
66,758,372	Government National Mortgage Association, Series 2022-49-IO	0.76	% (c)(f)	03/16/2064	3,879,730
125,863,969	Government National Mortgage Association, Series 2022-54-IO	0.59	% (c)(f)	10/16/2063	6,192,721
34,428,738	Government National Mortgage Association, Series 2022-56-HI	2.50	% (f)	01/20/2052	4,693,856
78,996,293	Government National Mortgage Association, Series 2022-62-IO	0.62	% (c)(f)	06/16/2064	4,115,841
208,295,178	Government National Mortgage Association, Series 2022-71-IO	0.55	% (c)(f)	06/16/2064	9,306,316
276,479,262	Government National Mortgage Association, Series 2022-72-DI	0.58	% (c)(f)	06/16/2064	13,323,729
97,897,802	Government National Mortgage Association, Series 2022-73-IO	0.56	% (c)(f)	07/16/2064	5,085,027
5,944,000	Government National Mortgage Association, Series 2022-78-HW	2.50%		04/20/2052	4,643,382
133,869,143	Government National Mortgage Association, Series 2022-83-IO	2.50	% (f)	11/20/2051	17,667,862
126,293,810	Government National Mortgage Association, Series 2022-86-IO	0.53	% (c)(f)	10/16/2063	5,744,701
192,122,436	Government National Mortgage Association, Series 2022-8-IO	0.85	% (c)(f)	09/16/2063	12,501,003
97,782,240	Government National Mortgage Association, Series 2022-91-IO	0.43	% (c)(f)	07/16/2064	4,302,047
60,957,244	Government National Mortgage Association, Series 2022-9-EI	3.00	% (f)	01/20/2052	7,699,321
480,715,734	Government National Mortgage Association, Series 2023-108-IO	0.70	% (c)(f)	08/16/2059	16,866,969
51,132,317	Government National Mortgage Association, Series 2023-118-IO	0.65	% (c)(f)	05/16/2065	2,739,235
11,109,354	Government National Mortgage Association, Series 2023-140-AS (-2 x Secured Overnight Financing Rate 30 Day Average + 13.00%, 13.00% Cap)	2.32	% (h)	09/20/2053	10,820,235
39,365,985	Government National Mortgage Association, Series 2023-173-GB	3.50%		11/20/2053	33,890,251
183,775,141	Government National Mortgage Association, Series 2023-19-IO	2.50	% (f)	02/20/2051	25,295,196
73,474,445	Government National Mortgage Association, Series 2023-50-IO	0.86	% (c)(f)	06/16/2064	5,028,900
33,733,779	Government National Mortgage Association, Series 2023-58-IO	2.50	% (f)	10/20/2050	4,310,087
37,587,171	Government National Mortgage Association, Series 2023-60-PT	4.00%		10/20/2049	35,475,137
55,351,548	Government National Mortgage Association, Series 2023-77-IO	0.70	% (c)(f)	04/16/2065	3,268,437
49,938,770	Government National Mortgage Association, Series 2023-81-YD	4.00%		06/20/2053	44,849,235
31,927,906	Government National Mortgage Association, Series 2023-81-YJ	3.50%		06/20/2053	27,455,528
12,007,638	Government National Mortgage Association, Series 2023-88-IO	0.92	% (c)(f)	03/16/2065	884,929
18,779,616	Seasoned Credit Risk Transfer Trust, Series 2018-3-HA	3.00%		08/25/2057	17,136,889
34,499,063	Seasoned Credit Risk Transfer Trust, Series 2020-1-MB	2.50%		08/25/2059	24,933,035
10,000,000	Seasoned Credit Risk Transfer Trust, Series 2020-2-MB	2.00%		11/25/2059	6,971,040
16,362,557	Seasoned Credit Risk Transfer Trust, Series 2020-2-MT	2.00%		11/25/2059	12,965,193
35,000,000	Seasoned Credit Risk Transfer Trust, Series 2022-2-MB	3.00%		04/25/2062	24,297,112

Total US Government and Agency Mortgage Backed Obligations (Cost $17,470,399,082)					15,915,342,077

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

US Government and Agency Obligations - 6.3%
54,900,000	Tennessee Valley Authority	4.25%		09/15/2065	50,317,269
880,000,000	United States Treasury Notes	4.38%		08/15/2043	898,562,500
950,000,000	United States Treasury Notes	4.75%		11/15/2043	1,019,320,313

Total US Government and Agency Obligations (Cost $1,825,376,156)					1,968,200,082

Short Term Investments - 1.2%
128,556,254	First American Government Obligations Fund - Class U	5.30	% (k)		128,556,254
128,556,254	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	5.29	% (k)		128,556,254
128,556,255	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	5.27	% (k)		128,556,255

Total Short Term Investments (Cost $385,668,763)					385,668,763

Total Investments - 99.3% (Cost $35,816,651,113)					31,303,376,092
Other Assets in Excess of Liabilities - 0.7%					214,173,735

NET ASSETS - 100.0%					$31,517,549,827

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(d)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(e)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(f)	Interest only security

(g)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(j)	Principal only security

(k)	Seven-day yield as of period end

(l)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Mortgage Backed Obligations	50.5%
Non-Agency Residential Collateralized Mortgage Obligations	26.6%
Non-Agency Commercial Mortgage Backed Obligations	7.1%
US Government and Agency Obligations	6.3%
Asset Backed Obligations	4.4%
Collateralized Loan Obligations	3.2%
Short Term Investments	1.2%
Other Assets and Liabilities	0.7%

100.0%

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
US Treasury Ultra Long Bond Future	Long	14,900	03/19/2024	$1,990,546,875	$144,282,516
5-Year US Treasury Note Future	Long	27,500	03/28/2024	2,991,269,545	41,021,912
2-Year US Treasury Note Future	Long	14,000	03/28/2024	2,882,796,868	16,683,494
10-Year US Treasury Ultra Note Future	Short	(14,000)	03/19/2024	(1,652,218,750)	(48,536,495)

					$153,451,427

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

Notes to Schedule of Investments

December 31, 2023 (Unaudited)

1. Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 17 funds, the DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”), along with DoubleLine Selective Credit Fund.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund and the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2. Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, Financial Services—Investment Companies, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of December 31, 2023:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Investments in Securities
Level 1
Short Term Investments	$385,668,763	$1,179,050,516	$995,549	$101,279,049	$12,888,281	$155,671,242
Affiliated Mutual Funds	—	450,698,184	—	—	—	—
Warrants	—	7,919	—	—	—	—
Total Level 1	385,668,763	1,629,756,619	995,549	101,279,049	12,888,281	155,671,242
Level 2
US Government and Agency Mortgage Backed Obligations	15,915,342,077	1,463,020,669	—	168,518,137	—	98,729,518
Non-Agency Residential Collateralized Mortgage Obligations	8,145,756,691	779,206,918	—	736,763,147	—	437,160,115
Non-Agency Commercial Mortgage Backed Obligations	2,240,264,590	363,165,349	—	759,303,806	—	421,772,772
US Government and Agency Obligations	1,968,200,082	1,554,827,501	—	1,262,036,593	—	871,365,002
Asset Backed Obligations	1,352,938,110	247,636,720	—	382,134,595	—	284,417,546
Collateralized Loan Obligations	1,020,039,072	260,583,256	—	889,265,171	2,002,441	647,956,913
US Corporate Bonds	—	1,047,935,433	—	388,203,198	4,841,988	264,572,313
Foreign Corporate Bonds	—	390,467,457	342,786,967	461,381,293	—	208,113,759
Bank Loans	—	220,824,544	—	191,072,088	154,456,072	198,665,208
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	72,774,006	84,076,962	111,108,599	—	33,066,453
Municipal Bonds	—	5,604,279	—	—	—	—
Escrow Notes	—	6,365	—	—	—	—
Short Term Investments	—	—	—	82,390,981	—	205,583,485
Total Level 2	30,642,540,622	6,406,052,497	426,863,929	5,432,177,608	161,300,501	3,671,403,084
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	249,219,181	703,045	—	385,461	—	9,993,174
Asset Backed Obligations	25,453,209	796,549	—	25,170,000	—	—
Collateralized Loan Obligations	494,317	2,392,583	—	—	—	—
Common Stocks	—	798,577	—	—	219,943	70,553
Bank Loans	—	485,048	—	—	388,418	—
Foreign Corporate Bonds	—	298,849	530,111	258,464	—	112,981
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	6,752,087
Total Level 3	275,166,707	5,474,651	530,111	25,813,925	608,361	16,928,795
Total	$31,303,376,092	$8,041,283,767	$428,389,589	$5,559,270,582	$174,797,143	$3,844,003,121

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund	DoubleLine Shiller Enhanced CAPE®
Other Financial Instruments
Level 1
Futures Contracts	$153,451,427	$20,351,282	$—	$—	$—	$—
Total Level 1	153,451,427	20,351,282	—	—	—	—
Level 2
Excess Return Swaps	—	—	—	—	—	380,812,045
Unfunded Loan Commitments	—	390	—	—	284	—
Total Level 2	—	390	—	—	284	380,812,045
Level 3	—	—	—	—	—	—
Total	$153,451,427	$20,351,672	$—	$—	$284	$380,812,045

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Investments in Securities
Level 1
Short Term Investments	$38,090,868	$329	$985,533	$3,541,362	$2,930,838	$12,217,879
Warrants	892	—	—	—	—	—
Total Level 1	38,091,760	329	985,533	3,541,362	2,930,838	12,217,879
Level 2
Collateralized Loan Obligations	164,948,467	—	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	150,421,676	—	—	—	—	—
Short Term Investments	137,575,582	—	—	144,694,914	1,687,374	—
Non-Agency Commercial Mortgage Backed Obligations	80,655,402	—	—	—	—	—
Bank Loans	79,224,330	—	—	—	—	—
US Government and Agency Mortgage Backed Obligations	75,840,061	—	45,942,139	—	—	—
Foreign Corporate Bonds	44,378,175	133,787,008	—	—	—	36,266,330
Asset Backed Obligations	36,252,779	—	—	—	—	133,933,085
US Corporate Bonds	34,302,178	—	—	—	—	164,552,070
US Government and Agency Obligations	9,802,344	—	10,963,629	—	55,206,433	2,804,101
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,607,664	28,608,701	—	—	85,843,380	6,609,446
Escrow Notes	1,502	—	—	—	—	—
Total Level 2	823,010,160	162,395,709	56,905,768	144,694,914	142,737,187	344,165,032
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,886,565	—	—	—	—	—
Collateralized Loan Obligations	4,550,525	—	—	—	—	—
Asset Backed Obligations	4,098,145	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	2,113,379	—	—	—	—	—

Category	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund	DoubleLine Infrastructure Income Fund
Common Stocks	$188,616	$—	$—	$—	$—	$—
Bank Loans	106,058	—	—	—	—	—
Foreign Corporate Bonds	77,112	76,017	—	—	—	1,998,179
Total Level 3	18,020,400	76,017	—	—	—	1,998,179
Total	$879,122,320	$162,472,055	$57,891,301	$148,236,276	$145,668,025	$358,381,090
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$963,102	$—	$—	$—
Total Level 1	—	—	963,102	—	—	—
Level 2
Excess Return Swaps	—	—	—	(4,552,381)	—	—
Unfunded Loan Commitments	100	—	—	—	—	—
Total Level 2	100	—	—	(4,552,381)	—	—
Level 3	—	—	—	—	—	—
Total	$100	$—	$963,102	$(4,552,381)	$—	$—

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$2,344,868	$—	$—	$9,887,338
Short Term Investments	1,418,436	257,083	9,018,671	343,149
Total Level 1	3,763,304	257,083	9,018,671	10,230,487
Level 2
US Government and Agency Obligations	11,864,823	—	1,762,344	851,517
Collateralized Loan Obligations	8,718,300	—	10,864,798	—
Non-Agency Residential Collateralized Mortgage Obligations	6,116,518	—	12,008,555	—
Non-Agency Commercial Mortgage Backed Obligations	5,534,474	—	7,450,659	—
US Corporate Bonds	3,182,611	—	—	—
Foreign Corporate Bonds	2,508,511	2,793,463	—	—
Asset Backed Obligations	1,528,261	—	1,754,990	—
US Government and Agency Mortgage Backed Obligations	1,456,824	—	3,375,621	—
Short Term Investments	745,442	—	—	1,393,799
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	352,157	9,805,861	—	—
Total Level 2	42,007,921	12,599,324	37,216,967	2,245,316

Category	DoubleLine Shiller Enhanced International CAPE®	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Asset Backed Obligations	$—	$—	$1,369,835	$—
Total Level 3	—	—	1,369,835	—
Total	$45,771,225	$12,856,407	$47,605,473	$12,475,803
Other Financial Instruments
Level 1	$—	$—	$—	$—
Level 2
Excess Return Swaps	1,789,804	—	—	(518,728)
Forward Currency Exchange Contracts	1,061,551	—	—	—
Total Level 2	2,851,355	—	—	(518,728)
Level 3	—	—	—	—
Total	$2,851,355	$—	$—	$(518,728)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$7,119,685	$19,905	$(62,566)	$50,361	$—	$(240,820)	$—	$—	$6,886,565	$(61,405)
Collateralized Loan Obligations	1,520,905	—	142,401	541	17,577	—	2,869,101	—	4,550,525	155,719
Asset Backed Obligations	8,405,530	(883,975)	(3,303,157)	—	503,992	(624,245)	—	—	4,098,145	(3,546,951)
Non-Agency Commercial Mortgage Backed Obligations	983,389	2,068	66,025	5,618	—	(90,852)	1,147,131	—	2,113,379	46,204
Common Stocks	290,300	(32,896)	79,678	—	36,045	(184,511)	—	—	188,616	(15,115)
Bank Loans	107,055	291	(3,898)	3,606	—	(996)	—	—	106,058	(3,585)
Foreign Corporate Bonds	—	—	—	—	77,112	—	—	—	77,112	—
Rights	6,138	6,966	(6,138)	—	—	(6,966)	—	—	—	—

Total	$18,433,002	$(887,641)	$(3,087,655)	$60,126	$634,726	$(1,148,390)	$4,093,344	$—	$18,020,400	$(3,425,133)

DoubleLine Income Fund	Fair Value as of March 31, 2023	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of December 31, 2023	Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023(c)
Investments in Securities
Asset Backed Obligations	$4,079,163	$(2,167,955)	$1,822,437	$(251)	$156,580	$(2,520,139)	$—	$—	$1,369,835	$(497,680)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2023 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,886,565	Market Comparables	Market Quotes	$91.74 ($91.74)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,550,525	Market Comparables	Market Quotes	$22.92 - $90.18 ($84.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$4,098,145	Market Comparables	Market Quotes	$9.32 - $86.29 ($58.55)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$2,113,379	Market Comparables	Market Quotes	$10.52 - $80.07 ($55.75)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$188,616	Market Comparables	Market Quotes	$0.65 - $28.75 ($18.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$106,058	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$77,112	Market Comparables	Market Quotes	$0.00 - $91.64 ($74.26)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of December 31, 2023	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$1,369,835	Market Comparables	Market Quotes	$13.75 - $4,800.90 ($1,636.13)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.